UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 12 of its series: Allspring Dynamic Target Today Fund, Allspring Dynamic Target 2015 Fund, Allspring Dynamic Target 2020 Fund, Allspring Dynamic Target 2025 Fund, Allspring Dynamic Target 2030 Fund, Allspring Dynamic Target 2035 Fund, Allspring Dynamic Target 2040 Fund, Allspring Dynamic Target 2045 Fund, Allspring Dynamic Target 2050 Fund, Allspring Dynamic Target 2055 Fund, Allspring Dynamic Target 2060 Fund, and Allspring Dynamic Target 2065 Fund.

Date of reporting period: August 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Target Date Retirement Funds

Allspring Dynamic Target Today Fund
Allspring Dynamic Target 2015 Fund
Allspring Dynamic Target 2020 Fund
Allspring Dynamic Target 2025 Fund
Allspring Dynamic Target 2030 Fund
Allspring Dynamic Target 2035 Fund
Allspring Dynamic Target 2040 Fund
Allspring Dynamic Target 2045 Fund
Allspring Dynamic Target 2050 Fund
Allspring Dynamic Target 2055 Fund
Allspring Dynamic Target 2060 Fund
Allspring Dynamic Target 2065 Fund
Semi-Annual Report
August 31, 2023

The views expressed and any forward-looking statements are as of August 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Target Date Retirement Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Dynamic Target Date Funds for the six-month period that ended August 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks gained while bonds had mixed results. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 14.50%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 4.28% while the MSCI EM Index (Net) (USD)3 returned 3.62%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 0.95%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.76%, the Bloomberg Municipal Bond Index6 advanced 1.04%, and the ICE BofA U.S. High Yield Index7 returned 4.58%.
Despite high inflation and central bank rate hikes, markets rallied.
Financial markets began the six-month period facing the collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history. A U.S. bank run spread to Europe, where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to recover after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Target Date Retirement Funds

Letter to shareholders (unaudited)
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core U.S. Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June, at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Target Date Retirement Funds | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Target Date Retirement Funds

This page is intentionally left blank.

Allspring Dynamic Target Date Funds

Investment objective	Each Fund seeks total return over time, consistent with its strategic target allocation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA, FRM, Petros N. Bocray, CFA, FRM, Travis Keshemberg, CFA, CIPM, FRM
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Each Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.
 CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
6 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDYAX)	11-30-2015	-1.50	1.80	3.21	4.53	3.02	4.00	1.08	0.59
Class C (WDYCX)	11-30-2015	2.81	2.62	3.46	3.81	2.62	3.46	1.83	1.34
Class R4 (WDYYX)	11-30-2015	–	–	–	4.82	3.33	4.31	0.81	0.29
Class R6 (WDYZX)	11-30-2015	–	–	–	5.06	3.48	4.47	0.66	0.14
Administrator Class (WDYDX)[3]	8-26-2022	–	–	–	4.64	3.14	4.17	1.01	0.49
S&P Target Date Retirement Income Index[4]	–	–	–	–	4.74	3.10	3.82 *	–	–
Dynamic Target Today Blended Index[5]	–	–	–	–	4.62	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 7

Performance highlights (unaudited)
Allspring Dynamic Target Today Fund (continued)
Performance highlights (continued)
holdings (%) as of August 31, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	28.95
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	18.87
Allspring Investment Grade Corporate Bond Portfolio	15.09
Allspring Strategic Retirement Bond Portfolio	9.79
Allspring Factor Enhanced International Equity Portfolio	9.72
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.69
Allspring U.S. REIT Portfolio	3.26
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.88
Allspring High Yield Corporate Bond Portfolio	2.47
Allspring Emerging Markets Bond Portfolio	2.46

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	60	63
Stock Funds	40	42
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	1.22	9.12	0.98
Class C	1.22	9.08	0.98
Class R4	1.23	9.16	0.98
Class R6	1.22	9.08	0.98
Administrator Class	1.22	9.12	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDTAX)	11-30-2015	-0.54	2.13	3.85	5.55	3.34	4.65	1.48	0.59
Class C (WDTCX)	11-30-2015	3.91	2.98	4.13	4.91	2.98	4.13	2.23	1.34
Class R4 (WDTYX)	11-30-2015	–	–	–	5.81	3.60	4.93	1.21	0.29
Class R6 (WDTZX)	11-30-2015	–	–	–	6.06	3.80	5.12	1.06	0.14
Administrator Class (WDFDX)[3]	8-26-2022	–	–	–	5.68	3.46	4.83	1.41	0.49
S&P Target Date 2015 Index[4]	–	–	–	–	5.51	3.86	4.90 *	–	–
Dynamic Target 2015 Blended Index[5]	–	–	–	–	5.26	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 9

Performance highlights (unaudited)
Allspring Dynamic Target 2015 Fund (continued)
Performance highlights (continued)
holdings (%) as of August 31, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	26.59
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	20.94
Allspring Investment Grade Corporate Bond Portfolio	13.85
Allspring Factor Enhanced International Equity Portfolio	10.76
Allspring Strategic Retirement Bond Portfolio	8.99
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.19
Allspring U.S. REIT Portfolio	3.63
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.20
Allspring Emerging Markets Bond Portfolio	2.27
Allspring High Yield Corporate Bond Portfolio	2.27

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	56	58
Stock Funds	44	47
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	1.10	9.82	0.97
Class C	1.10	9.78	0.97
Class R4	1.11	9.87	0.97
Class R6	1.10	9.80	0.97
Administrator Class	1.10	9.84	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDTDX)	11-30-2015	0.34	2.45	4.41	6.45	3.67	5.21	0.85	0.59
Class C (WDTEX)	11-30-2015	4.67	3.23	4.64	5.67	3.23	4.64	1.60	1.34
Class R4 (WDTGX)	11-30-2015	–	–	–	6.70	3.97	5.52	0.58	0.29
Class R6 (WDTHX)	11-30-2015	–	–	–	6.95	4.12	5.68	0.43	0.14
Administrator Class (WDDTX)[3]	8-26-2022	–	–	–	6.62	3.80	5.40	0.78	0.49
S&P Target Date 2020 Index[4]	–	–	–	–	6.31	4.02	5.27 *	–	–
Dynamic Target 2020 Blended Index[5]	–	–	–	–	6.18	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 11

Performance highlights (unaudited)
Allspring Dynamic Target 2020 Fund (continued)
Performance highlights (continued)
holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	24.57
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	23.10
Allspring Factor Enhanced International Equity Portfolio	12.60
Allspring Investment Grade Corporate Bond Portfolio	12.06
Allspring Strategic Retirement Bond Portfolio	7.81
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.07
Allspring U.S. REIT Portfolio	4.23
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.73
Allspring Emerging Markets Bond Portfolio	1.97
Allspring High Yield Corporate Bond Portfolio	1.97

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	52	54
Bond Funds	48	51
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	1.10	10.66	0.97
Class C	1.09	10.62	0.97
Class R4	1.10	10.64	0.97
Class R6	1.10	10.63	0.97
Administrator Class	1.10	10.67	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDTIX)	11-30-2015	1.92	3.22	5.22	8.13	4.46	6.03	0.93	0.59
Class C (WDTJX)	11-30-2015	7.39	4.55	5.80	8.39	4.55	5.80	1.68	1.34
Class R4 (WDTLX)	11-30-2015	–	–	–	8.46	4.78	6.34	0.66	0.29
Class R6 (WDTMX)	11-30-2015	–	–	–	8.51	4.91	6.49	0.51	0.14
Administrator Class (WDETX)[3]	8-26-2022	–	–	–	8.19	4.59	6.21	0.86	0.49
S&P Target Date 2025 Index[4]	–	–	–	–	7.16	4.63	6.00 *	–	–
Dynamic Target 2025 Blended Index[5]	–	–	–	–	7.56	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 13

Performance highlights (unaudited)
Allspring Dynamic Target 2025 Fund (continued)
Performance highlights (continued)
holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	29.07
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	19.58
Allspring Factor Enhanced International Equity Portfolio	15.37
Allspring Investment Grade Corporate Bond Portfolio	10.20
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	7.23
Allspring Strategic Retirement Bond Portfolio	4.93
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.58
Allspring U.S. REIT Portfolio	3.67
Allspring Emerging Markets Bond Portfolio	1.66
Allspring High Yield Corporate Bond Portfolio	1.66

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	61	63
Bond Funds	39	42
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	1.11	11.71	0.97
Class C	1.09	11.61	0.97
Class R4	1.10	11.67	0.97
Class R6	1.11	11.75	0.97
Administrator Class	1.11	11.75	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDTNX)	11-30-2015	4.10	4.04	6.05	10.44	5.28	6.87	0.79	0.59
Class C (WDTOX)	11-30-2015	8.67	4.83	6.29	9.67	4.83	6.29	1.54	1.34
Class R4 (WDTQX)	11-30-2015	–	–	–	10.83	5.61	7.19	0.52	0.29
Class R6 (WDTSX)	11-30-2015	–	–	–	10.96	5.76	7.35	0.37	0.14
Administrator Class (WDFTX)[3]	8-26-2022	–	–	–	10.53	5.41	7.05	0.72	0.49
S&P Target Date 2030 Index[4]	–	–	–	–	8.61	5.21	6.69 *	–	–
Dynamic Target 2030 Blended Index[5]	–	–	–	–	9.22	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 15

Performance highlights (unaudited)
Allspring Dynamic Target 2030 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	34.64
Allspring Factor Enhanced International Equity Portfolio	19.03
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	15.70
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.55
Allspring Investment Grade Corporate Bond Portfolio	8.19
Allspring Factor Enhanced Emerging Markets Equity Portfolio	5.65
Allspring U.S. REIT Portfolio	1.98
Allspring Strategic Retirement Bond Portfolio	1.80
Allspring Emerging Markets Bond Portfolio	1.32
Allspring High Yield Corporate Bond Portfolio	1.32

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	71	73
Bond Funds	29	32
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	1.06	12.75	0.97
Class C	1.05	12.68	0.97
Class R4	1.05	12.70	0.97
Class R6	1.06	12.73	0.97
Administrator Class	1.06	12.73	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WDTTX)	11-30-2015	5.40	4.39	6.52	11.85	5.63	7.34	0.91	0.59
Class C (WDCTX)	11-30-2015	10.93	5.42	6.92	11.93	5.42	6.92	1.66	1.34
Class R4 (WDTVX)	11-30-2015	–	–	–	12.22	5.95	7.66	0.64	0.29
Class R6 (WDTWX)	11-30-2015	–	–	–	12.35	6.11	7.82	0.49	0.14
Administrator Class (WDGTX)[3]	8-26-2022	–	–	–	11.94	5.77	7.52	0.84	0.49
S&P Target Date 2035 Index[4]	–	–	–	–	10.09	5.85	7.40 *	–	–
Dynamic Target 2035 Blended Index[5]	–	–	–	–	10.37	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 17

Performance highlights (unaudited)
Allspring Dynamic Target 2035 Fund (continued)
Performance highlights (continued)
holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	38.48
Allspring Factor Enhanced International Equity Portfolio	21.82
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	12.49
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	9.45
Allspring Investment Grade Corporate Bond Portfolio	6.51
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.47
Allspring High Yield Corporate Bond Portfolio	1.06
Allspring Emerging Markets Bond Portfolio	1.05
Allspring U.S. REIT Portfolio	0.46
Allspring Strategic Retirement Bond Portfolio	0.34

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	78	80
Bond Funds	22	25
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.97	13.33	0.97
Class C	0.97	13.29	0.97
Class R4	0.97	13.36	0.97
Class R6	0.97	13.36	0.97
Administrator Class	0.97	13.35	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WTDAX)	11-30-2015	6.26	4.33	6.61	12.79	5.58	7.43	0.79	0.59
Class C (WTDCX)	11-30-2015	11.07	5.19	6.89	12.07	5.19	6.89	1.54	1.34
Class R4 (WTDEX)	11-30-2015	–	–	–	13.24	5.93	7.77	0.52	0.29
Class R6 (WTDFX)	11-30-2015	–	–	–	13.38	6.06	7.92	0.37	0.14
Administrator Class (WDHTX)[3]	8-26-2022	–	–	–	12.94	5.72	7.63	0.72	0.49
S&P Target Date 2040 Index[4]	–	–	–	–	11.43	6.36	7.94 *	–	–
Dynamic Target 2040 Blended Index[5]	–	–	–	–	11.10	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 19

Performance highlights (unaudited)
Allspring Dynamic Target 2040 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	40.82
Allspring Factor Enhanced International Equity Portfolio	23.72
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.00
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.84
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.06
Allspring Investment Grade Corporate Bond Portfolio	5.13
Allspring Emerging Markets Bond Portfolio	0.83
Allspring High Yield Corporate Bond Portfolio	0.83

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	83	85
Bond Funds	17	20
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.93	13.90	0.97
Class C	0.93	13.86	0.97
Class R4	0.93	13.89	0.97
Class R6	0.93	13.87	0.97
Administrator Class	0.93	13.89	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WTDGX)	11-30-2015	7.23	4.69	6.94	13.81	5.94	7.76	1.11	0.59
Class C (WTDHX)	11-30-2015	12.66	5.61	7.25	13.66	5.61	7.25	1.86	1.34
Class R4 (WTDJX)	11-30-2015	–	–	–	14.15	6.26	8.08	0.84	0.29
Class R6 (WTDKX)	11-30-2015	–	–	–	14.29	6.42	8.24	0.69	0.14
Administrator Class (WDITX)[3]	8-26-2022	–	–	–	13.97	6.09	7.96	1.04	0.49
S&P Target Date 2045 Index[4]	–	–	–	–	12.36	6.68	8.27 *	–	–
Dynamic Target 2045 Blended Index[5]	–	–	–	–	11.76	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 21

Performance highlights (unaudited)
Allspring Dynamic Target 2045 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	42.49
Allspring Factor Enhanced International Equity Portfolio	25.69
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.41
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.62
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	6.93
Allspring Investment Grade Corporate Bond Portfolio	3.61
Allspring Emerging Markets Bond Portfolio	0.59
Allspring High Yield Corporate Bond Portfolio	0.59

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	88	90
Bond Funds	12	15
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.93	14.47	0.97
Class C	0.93	14.47	0.96
Class R4	0.92	14.45	0.97
Class R6	0.92	14.45	0.97
Administrator Class	0.92	14.46	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WTDLX)	11-30-2015	8.01	4.92	7.10	14.56	6.17	7.92	0.99	0.59
Class C (WTDMX)	11-30-2015	12.66	5.74	7.36	13.66	5.74	7.36	1.74	1.34
Class R4 (WTDOX)	11-30-2015	–	–	–	14.85	6.48	8.24	0.72	0.29
Class R6 (WTDPX)	11-30-2015	–	–	–	15.08	6.64	8.41	0.57	0.14
Administrator Class (WDJTX)[3]	8-26-2022	–	–	–	14.65	6.29	8.11	0.92	0.49
S&P Target Date 2050 Index[4]	–	–	–	–	12.77	6.82	8.47 *	–	–
Dynamic Target 2050 Blended Index[5]	–	–	–	–	12.43	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 23

Performance highlights (unaudited)
Allspring Dynamic Target 2050 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.39
Allspring Factor Enhanced International Equity Portfolio	28.01
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.01
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.27
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	4.09
Allspring Investment Grade Corporate Bond Portfolio	2.13
Allspring Emerging Markets Bond Portfolio	0.35
Allspring High Yield Corporate Bond Portfolio	0.35

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	93	95
Bond Funds	7	9
Effective Cash	0	(4)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.94	15.04	0.97
Class C	0.94	15.03	0.97
Class R4	0.94	15.03	0.97
Class R6	0.94	15.05	0.97
Administrator Class	0.94	15.09	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WTDQX)	11-30-2015	8.27	5.05	7.19	14.82	6.30	8.01	1.86	0.59
Class C (WTDRX)	11-30-2015	13.29	5.93	7.48	14.29	5.93	7.48	2.61	1.34
Class R4 (WTDTX)	11-30-2015	–	–	–	15.12	6.61	8.33	1.59	0.29
Class R6 (WTDUX)	11-30-2015	–	–	–	15.26	6.79	8.50	1.44	0.14
Administrator Class (WDKTX)[3]	8-26-2022	–	–	–	14.84	6.44	8.21	1.79	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	12.85	6.87	8.55 *	–	–
Dynamic Target 2055 Blended Index[5]	–	–	–	–	12.63	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 25

Performance highlights (unaudited)
Allspring Dynamic Target 2055 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.47
Allspring Factor Enhanced International Equity Portfolio	28.42
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.08
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.43
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.89
Allspring Investment Grade Corporate Bond Portfolio	1.50
Allspring High Yield Corporate Bond Portfolio	0.25
Allspring Emerging Markets Bond Portfolio	0.24

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	95	97
Bond Funds	5	8
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.94	15.07	0.97
Class C	0.94	15.10	0.97
Class R4	0.94	15.10	0.97
Class R6	0.94	15.11	0.97
Administrator Class	0.94	15.11	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WTDVX)	11-30-2015	7.95	4.99	7.17	14.58	6.24	7.99	2.24	0.59
Class C (WTDWX)	11-30-2015	12.71	5.84	7.45	13.71	5.84	7.45	2.99	1.34
Class R4 (WTDZX)	11-30-2015	–	–	–	14.85	6.56	8.32	1.97	0.29
Class R6 (WTSZX)	11-30-2015	–	–	–	15.07	6.70	8.47	1.82	0.14
Administrator Class (WDLTX)[3]	8-26-2022	–	–	–	14.64	6.37	8.19	2.17	0.49
S&P Target Date 2055 Index[4]	–	–	–	–	12.85	6.87	8.55 *	–	–
S&P Target Date 2060 Index**, [4]	–	–	–	–	12.95	6.89	–	–	–
Dynamic Target 2060 Blended Index[5]	–	–	–	–	12.63	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class R6 shares, and includes the higher expenses applicable to the Administrator Class shares.

[4]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 27

Performance highlights (unaudited)
Allspring Dynamic Target 2060 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	44.52
Allspring Factor Enhanced International Equity Portfolio	28.47
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.11
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.44
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.89
Allspring Investment Grade Corporate Bond Portfolio	1.50
Allspring Emerging Markets Bond Portfolio	0.24
Allspring High Yield Corporate Bond Portfolio	0.24

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	95	97
Bond Funds	5	8
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2023[1]
	Beta[2]	Standard deviation[3]	R-squared[4]
Class A	0.93	15.01	0.97
Class C	0.93	14.90	0.97
Class R4	0.93	14.94	0.97
Class R6	0.93	14.99	0.97
Administrator Class	0.93	14.99	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060 Index over 36 months.
[2]
Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[3]
Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk.
Standard deviation is based on historical performance and does not represent future results.

[4]
R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28 | Target Date Retirement Funds

Performance highlights (unaudited)
Allspring Dynamic Target 2065 Fund
Performance highlights

Average annual total returns (%) as of August 31, 2023
		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (ADTAX)	9-13-2022	5.21	11.63	3.74	0.59
Class C (ADTCX)	9-13-2022	9.83	10.83	4.49	1.34
Class R4 (ADTYX)	9-13-2022	–	11.97	3.47	0.29
Class R6 (ADTZX)	9-13-2022	–	12.12	3.32	0.14
Administrator Class (ADTDX)	9-13-2022	–	11.76	3.67	0.49
S&P Target Date 2065+ Index[3]	–	–	10.05	–	–
Dynamic Target 2065 Blended Index[4]	–	–	11.01	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6 and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial
Highlights of this report.

[2]
The manager has contractually committed through  June 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.59% for Class A, 1.34% for Class C, 0.29% for Class R4, 0.14% for Class R6 and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]
Source:  Allspring Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is August 12, 2022. See Appendix for additional information. You cannot invest directly in an index.

Target Date Retirement Funds | 29

Performance highlights (unaudited)
Allspring Dynamic Target 2065 Fund (continued)
Performance highlights (continued)

holdings (%) as of August 31, 2023[1]
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	43.86
Allspring Factor Enhanced International Equity Portfolio	27.85
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	10.88
Allspring Factor Enhanced Emerging Markets Equity Portfolio	8.27
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.83
Allspring Investment Grade Corporate Bond Portfolio	1.47
Allspring Emerging Markets Bond Portfolio	0.24
Allspring High Yield Corporate Bond Portfolio	0.24

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	95	97
Bond Funds	5	8
Effective Cash	0	(5)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

30 | Target Date Retirement Funds

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2023 to August 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target Today Fund
Class A
Actual	$1,000.00	$1,042.80	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,038.70	$6.87	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,043.70	$1.49	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,044.70	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,042.60	$2.52	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

Target Date Retirement Funds | 31

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2015 Fund
Class A
Actual	$1,000.00	$1,045.70	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,042.60	$6.16	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09	1.20%
Class R4
Actual	$1,000.00	$1,047.40	$1.49	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,047.60	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,045.50	$2.52	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$1,050.30	$3.09	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,047.20	$6.95	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.85	1.35%
Class R4
Actual	$1,000.00	$1,051.90	$1.50	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,052.80	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,051.80	$2.53	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

32 | Target Date Retirement Funds

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$1,057.20	$3.10	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,055.30	$4.91	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Class R4
Actual	$1,000.00	$1,059.60	$1.50	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,059.40	$0.72	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,058.50	$2.54	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Dynamic Target 2030 Fund
Class A
Actual	$1,000.00	$1,065.40	$3.12	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,061.60	$6.94	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,067.50	$1.51	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,068.30	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,065.50	$2.54	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

Target Date Retirement Funds | 33

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$1,071.10	$3.12	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,068.00	$6.97	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,073.10	$1.51	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,073.90	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,072.10	$2.55	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$1,074.60	$3.13	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,070.50	$6.97	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,076.40	$1.51	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,077.30	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,074.40	$2.56	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

34 | Target Date Retirement Funds

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2045 Fund
Class A
Actual	$1,000.00	$1,077.80	$3.13	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,074.20	$6.99	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,079.80	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,079.60	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,078.70	$2.56	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$1,080.60	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,076.10	$6.99	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,081.80	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,083.60	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,081.70	$2.56	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

Target Date Retirement Funds | 35

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$1,082.40	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,077.00	$7.00	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,083.60	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,084.30	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,082.60	$2.57	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%
Dynamic Target 2060 Fund
Class A
Actual	$1,000.00	$1,081.30	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,076.40	$6.99	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,082.20	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,083.00	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,081.20	$2.56	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

36 | Target Date Retirement Funds

Fund expenses (unaudited)

	Beginning account value 3-1-2023	Ending account value 8-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2065 Fund
Class A
Actual	$1,000.00	$1,081.80	$3.14	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Class C
Actual	$1,000.00	$1,077.60	$7.00	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80	1.34%
Class R4
Actual	$1,000.00	$1,083.70	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,084.10	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,082.20	$2.56	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	$2.49	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

Target Date Retirement Funds | 37

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments
Dynamic Target Today Fund

		Value
Investment companies: 98.18%
Affiliated master portfolios: 98.18%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$18,811,522
Allspring Emerging Markets Bond Portfolio		1,601,257
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,869,529
Allspring Factor Enhanced International Equity Portfolio		6,317,657
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		12,260,589
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		3,045,700
Allspring High Yield Corporate Bond Portfolio		1,604,143
Allspring Investment Grade Corporate Bond Portfolio		9,803,432
Allspring Strategic Retirement Bond Portfolio		6,358,358
Allspring U.S. REIT Portfolio		2,121,032
Total investment companies (Cost $44,345,481)		63,793,219
Total investments in securities (Cost $44,345,481)	98.18%	63,793,219
Other assets and liabilities, net	1.82	1,182,950
Total net assets	100.00%	$64,976,169
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	7.20%	7.49%	$(77,853)	$(224,320)	$275,048	$0	$12,274	$18,811,522
Allspring Emerging Markets Bond Portfolio	11.77	11.97	(40,880)	53,093	43,477	0	603	1,601,257
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.72	1.76	(44,272)	58,704	108	40,695	1,155	1,869,529
Allspring Factor Enhanced International Equity Portfolio	1.41	1.44	57,975	320,107	345	132,622	3,680	6,317,657
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	2.52	2.54	278,588	813,660	1,183	99,961	6,172	12,260,589
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.46	2.51	(36,896)	219,039	648	23,796	2,494	3,045,700
Allspring High Yield Corporate Bond Portfolio	11.76	11.98	(96,078)	82,269	50,839	0	921	1,604,143
Allspring Investment Grade Corporate Bond Portfolio	11.69	11.92	(86,364)	1,928	202,103	0	3,108	9,803,432
Allspring Strategic Retirement Bond Portfolio	21.95	22.61	(33,837)	(32,706)	137,742	0	1,502	6,358,358
Allspring U.S. REIT Portfolio	12.01	12.44	(48,912)	117,399	0	43,970	407	2,121,032
			$(128,529)	$1,409,173	$711,493	$341,044	$32,316	$63,793,219
The accompanying notes are an integral part of these financial statements.
38 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target Today Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	10	9-7-2023	$1,518,169	$1,601,773	$83,604	$0
S&P/TSX 60 Index	11	9-14-2023	1,957,154	1,980,033	22,879	0
E-Mini NASDAQ 100 Index	9	9-15-2023	2,652,752	2,796,930	144,178	0
E-Mini S&P 500 Index	4	9-15-2023	905,828	903,200	0	(2,628)
Japanese Yen Futures	27	9-18-2023	2,453,991	2,326,050	0	(127,941)
Mexican Peso Futures	44	9-18-2023	1,249,316	1,292,500	43,184	0
10-Year Euro BUND Index	13	12-7-2023	1,868,100	1,869,626	1,526	0
10-Year U.S. Treasury Notes	14	12-19-2023	1,540,912	1,554,437	13,525	0
Long Gilt Futures	39	12-27-2023	4,673,810	4,721,653	47,843	0
Short
DAX Index	(4)	9-15-2023	(1,741,968)	(1,734,852)	7,116	0
Euro STOXX 50 Index	(33)	9-15-2023	(1,555,642)	(1,543,345)	12,297	0
MSCI Emerging Markets Index	(38)	9-15-2023	(1,879,748)	(1,860,670)	19,078	0
British Pound Futures	(24)	9-18-2023	(1,892,506)	(1,899,750)	0	(7,244)
2-Year Euro SCHATZ	(72)	12-7-2023	(8,231,122)	(8,235,165)	0	(4,043)
Ultra 10-Year U.S. Treasury Notes	(39)	12-19-2023	(4,475,755)	(4,528,266)	0	(52,511)
					$395,230	$(194,367)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 39

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2015 Fund

		Value
Investment companies: 97.69%
Affiliated master portfolios: 97.69%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$6,942,128
Allspring Emerging Markets Bond Portfolio		592,240
Allspring Factor Enhanced Emerging Markets Equity Portfolio		834,253
Allspring Factor Enhanced International Equity Portfolio		2,807,596
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		5,465,028
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,355,738
Allspring High Yield Corporate Bond Portfolio		592,684
Allspring Investment Grade Corporate Bond Portfolio		3,616,306
Allspring Strategic Retirement Bond Portfolio		2,347,072
Allspring U.S. REIT Portfolio		946,917
Total investment companies (Cost $17,866,230)		25,499,962
Total investments in securities (Cost $17,866,230)	97.69%	25,499,962
Other assets and liabilities, net	2.31	603,513
Total net assets	100.00%	$26,103,475
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	2.85%	2.77%	$(29,356)	$(91,583)	$104,442	$0	$4,635	$6,942,128
Allspring Emerging Markets Bond Portfolio	4.66	4.43	(15,572)	20,539	16,476	0	227	592,240
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.83	0.79	(20,215)	27,659	49	18,655	533	834,253
Allspring Factor Enhanced International Equity Portfolio	0.67	0.64	37,657	145,498	158	61,234	1,676	2,807,596
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.20	1.13	120,359	385,838	543	45,767	2,818	5,465,028
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	1.17	1.12	(18,696)	105,945	300	10,848	1,141	1,355,738
Allspring High Yield Corporate Bond Portfolio	4.66	4.43	(36,030)	30,631	19,242	0	347	592,684
Allspring Investment Grade Corporate Bond Portfolio	4.63	4.40	(32,911)	(4,947)	76,831	0	1,177	3,616,306
Allspring Strategic Retirement Bond Portfolio	8.69	8.35	(12,855)	(15,411)	52,487	0	569	2,347,072
Allspring U.S. REIT Portfolio	5.74	5.55	(22,640)	54,128	0	20,197	186	946,917
			$(30,259)	$658,297	$270,528	$156,701	$13,309	$25,499,962
The accompanying notes are an integral part of these financial statements.
40 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2015 Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	4	9-7-2023	$607,268	$640,709	$33,441	$0
S&P/TSX 60 Index	4	9-14-2023	711,692	720,012	8,320	0
E-Mini NASDAQ 100 Index	36	9-15-2023	1,061,191	1,118,772	57,581	0
Micro E-Mini S&P 500	17	9-15-2023	385,004	383,860	0	(1,144)
Japanese Yen Futures	11	9-18-2023	999,774	947,650	0	(52,124)
Mexican Peso Futures	18	9-18-2023	511,084	528,750	17,666	0
10-Year Euro BUND Index	5	12-7-2023	718,500	719,087	587	0
10-Year U.S. Treasury Notes	6	12-19-2023	660,392	666,188	5,796	0
Long Gilt Futures	16	12-27-2023	1,917,460	1,937,088	19,628	0
Short
Euro STOXX 50 Index	(14)	9-15-2023	(659,970)	(654,753)	5,217	0
Mini-DAX Index	(9)	9-15-2023	(783,876)	(780,684)	3,192	0
MSCI Emerging Markets Index	(16)	9-15-2023	(791,473)	(783,440)	8,033	0
British Pound Futures	(10)	9-18-2023	(788,544)	(791,562)	0	(3,018)
2-Year Euro SCHATZ	(30)	12-7-2023	(3,429,634)	(3,431,319)	0	(1,685)
Ultra 10-Year U.S. Treasury Notes	(16)	12-19-2023	(1,836,207)	(1,857,750)	0	(21,543)
					$159,461	$(79,514)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 41

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2020 Fund

		Value
Investment companies: 98.11%
Affiliated master portfolios: 98.11%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$31,646,378
Allspring Emerging Markets Bond Portfolio		2,701,417
Allspring Factor Enhanced Emerging Markets Equity Portfolio		5,108,797
Allspring Factor Enhanced International Equity Portfolio		17,255,228
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		33,656,883
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		8,321,161
Allspring High Yield Corporate Bond Portfolio		2,702,136
Allspring Investment Grade Corporate Bond Portfolio		16,517,418
Allspring Strategic Retirement Bond Portfolio		10,698,594
Allspring U.S. REIT Portfolio		5,801,396
Total investment companies (Cost $109,697,612)		134,409,408
Total investments in securities (Cost $109,697,612)	98.11%	134,409,408
Other assets and liabilities, net	1.89	2,584,390
Total net assets	100.00%	$136,993,798
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	12.47%	12.61%	$(131,207)	$(414,246)	$468,978	$0	$20,831	$31,646,378
Allspring Emerging Markets Bond Portfolio	20.38	20.20	(70,903)	91,876	74,371	0	1,029	2,701,417
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.82	4.82	(122,803)	154,760	300	113,755	3,217	5,108,797
Allspring Factor Enhanced International Equity Portfolio	3.98	3.93	242,479	813,093	966	370,834	10,231	17,255,228
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	7.12	6.98	746,802	2,290,098	3,302	278,464	17,170	33,656,883
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.96	6.87	(110,901)	607,752	1,811	65,979	6,943	8,321,161
Allspring High Yield Corporate Bond Portfolio	20.36	20.19	(162,720)	136,807	86,787	0	1,571	2,702,136
Allspring Investment Grade Corporate Bond Portfolio	20.25	20.08	(147,442)	(11,195)	344,893	0	5,289	16,517,418
Allspring Strategic Retirement Bond Portfolio	38.01	38.04	(57,396)	(72,575)	235,532	0	2,556	10,698,594
Allspring U.S. REIT Portfolio	33.83	34.02	(137,270)	324,196	0	122,295	1,128	5,801,396
			$48,639	$3,920,566	$1,216,940	$951,327	$69,965	$134,409,408
The accompanying notes are an integral part of these financial statements.
42 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2020 Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	23	9-7-2023	$3,491,789	$3,684,078	$192,289	$0
S&P/TSX 60 Index	23	9-14-2023	4,092,230	4,140,068	47,838	0
E-Mini NASDAQ 100 Index	19	9-15-2023	5,600,254	5,904,630	304,376	0
E-Mini S&P 500 Index	9	9-15-2023	2,038,112	2,032,200	0	(5,912)
Japanese Yen Futures	57	9-18-2023	5,180,648	4,910,550	0	(270,098)
Mexican Peso Futures	93	9-18-2023	2,640,599	2,731,875	91,276	0
10-Year Euro BUND Index	28	12-7-2023	4,023,602	4,026,888	3,286	0
10-Year U.S. Treasury Notes	30	12-19-2023	3,301,956	3,330,938	28,982	0
Long Gilt Futures	84	12-27-2023	10,066,667	10,169,713	103,046	0
Short
DAX Index	(9)	9-15-2023	(3,919,430)	(3,903,418)	16,012	0
Euro STOXX 50 Index	(72)	9-15-2023	(3,394,128)	(3,367,299)	26,829	0
MSCI Emerging Markets Index	(83)	9-15-2023	(4,105,766)	(4,064,095)	41,671	0
British Pound Futures	(52)	9-18-2023	(4,100,429)	(4,116,125)	0	(15,696)
2-Year Euro SCHATZ	(155)	12-7-2023	(17,719,777)	(17,728,481)	0	(8,704)
Ultra 10-Year U.S. Treasury Notes	(84)	12-19-2023	(9,640,086)	(9,753,187)	0	(113,101)
					$855,605	$(413,511)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 43

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2025 Fund

		Value
Investment companies: 97.95%
Affiliated master portfolios: 97.95%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$16,752,113
Allspring Emerging Markets Bond Portfolio		1,422,204
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,912,623
Allspring Factor Enhanced International Equity Portfolio		13,142,572
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		24,869,551
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		6,185,283
Allspring High Yield Corporate Bond Portfolio		1,423,111
Allspring Investment Grade Corporate Bond Portfolio		8,727,464
Allspring Strategic Retirement Bond Portfolio		4,214,737
Allspring U.S. REIT Portfolio		3,140,097
Total investment companies (Cost $75,453,701)		83,789,755
Total investments in securities (Cost $75,453,701)	97.95%	83,789,755
Other assets and liabilities, net	2.05	1,750,682
Total net assets	100.00%	$85,540,437
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	6.88%	6.67%	$(70,370)	$(209,431)	$0	$250,193	$11,094	$16,752,113
Allspring Emerging Markets Bond Portfolio	11.18	10.63	(37,081)	48,086	0	39,357	542	1,422,204
Allspring Factor Enhanced Emerging Markets Equity Portfolio	3.85	3.69	(95,010)	117,097	87,124	230	2,495	3,912,623
Allspring Factor Enhanced International Equity Portfolio	3.17	3.00	203,065	565,154	285,696	738	7,844	13,142,572
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.48	5.16	551,831	1,691,779	207,346	2,458	12,806	24,869,551
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	5.37	5.11	(83,727)	441,402	49,273	1,380	5,189	6,185,283
Allspring High Yield Corporate Bond Portfolio	11.20	10.63	(86,395)	72,305	0	45,937	825	1,423,111
Allspring Investment Grade Corporate Bond Portfolio	11.16	10.61	(79,681)	(4,776)	0	183,944	2,802	8,727,464
Allspring Strategic Retirement Bond Portfolio	15.58	14.99	(23,028)	(26,358)	0	93,756	1,011	4,214,737
Allspring U.S. REIT Portfolio	19.18	18.41	(74,178)	169,315	66,608	0	616	3,140,097
			$205,426	$2,864,573	$696,047	$617,993	$45,224	$83,789,755
The accompanying notes are an integral part of these financial statements.
44 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2025 Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	14	9-7-2023	$2,125,437	$2,242,483	$117,046	$0
S&P/TSX 60 Index	14	9-14-2023	2,490,922	2,520,041	29,119	0
E-Mini NASDAQ 100 Index	12	9-15-2023	3,537,002	3,729,240	192,238	0
E-Mini S&P 500 Index	6	9-15-2023	1,358,742	1,354,800	0	(3,942)
Japanese Yen Futures	37	9-18-2023	3,362,877	3,187,550	0	(175,327)
Mexican Peso Futures	59	9-18-2023	1,675,219	1,733,125	57,906	0
10-Year Euro BUND Index	18	12-7-2023	2,586,601	2,588,713	2,112	0
10-Year U.S. Treasury Notes	19	12-19-2023	2,091,239	2,109,594	18,355	0
Long Gilt Futures	52	12-27-2023	6,231,746	6,295,537	63,791	0
Short
DAX Index	(6)	9-15-2023	(2,612,954)	(2,602,279)	10,675	0
Euro STOXX 50 Index	(45)	9-15-2023	(2,121,330)	(2,104,562)	16,768	0
MSCI Emerging Markets Index	(51)	9-15-2023	(2,522,820)	(2,497,215)	25,605	0
British Pound Futures	(32)	9-18-2023	(2,523,341)	(2,533,000)	0	(9,659)
2-Year Euro SCHATZ	(100)	12-7-2023	(11,432,114)	(11,437,730)	0	(5,616)
Ultra 10-Year U.S. Treasury Notes	(52)	12-19-2023	(5,967,672)	(6,037,687)	0	(70,015)
					$533,615	$(264,559)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 45

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2030 Fund

		Value
Investment companies: 98.18%
Affiliated master portfolios: 98.18%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$36,021,916
Allspring Emerging Markets Bond Portfolio		3,034,177
Allspring Factor Enhanced Emerging Markets Equity Portfolio		12,952,616
Allspring Factor Enhanced International Equity Portfolio		43,641,041
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		79,437,407
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		19,605,962
Allspring High Yield Corporate Bond Portfolio		3,035,732
Allspring Investment Grade Corporate Bond Portfolio		18,778,893
Allspring Strategic Retirement Bond Portfolio		4,134,098
Allspring U.S. REIT Portfolio		4,537,481
Total investment companies (Cost $198,665,498)		225,179,323
Total investments in securities (Cost $198,665,498)	98.18%	225,179,323
Other assets and liabilities, net	1.82	4,165,136
Total net assets	100.00%	$229,344,459
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.95%	14.35%	$(147,496)	$(449,655)	$0	$523,204	$23,384	$36,021,916
Allspring Emerging Markets Bond Portfolio	22.51	22.68	(78,353)	101,768	0	81,781	1,134	3,034,177
Allspring Factor Enhanced Emerging Markets Equity Portfolio	12.13	12.22	(306,709)	375,457	282,902	746	8,008	12,952,616
Allspring Factor Enhanced International Equity Portfolio	9.92	9.95	548,186	1,858,159	918,317	2,392	25,508	43,641,041
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	16.58	16.47	1,761,786	5,267,922	645,792	7,645	39,871	79,437,407
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	16.31	16.19	(247,208)	1,372,602	154,053	4,214	16,137	19,605,962
Allspring High Yield Corporate Bond Portfolio	22.49	22.68	(179,690)	152,595	0	95,538	1,733	3,035,732
Allspring Investment Grade Corporate Bond Portfolio	22.67	22.83	(164,940)	(9,707)	0	385,053	5,931	18,778,893
Allspring Strategic Retirement Bond Portfolio	14.43	14.70	(21,762)	(25,987)	0	89,000	975	4,134,098
Allspring U.S. REIT Portfolio	26.19	26.61	(105,304)	245,114	94,166	0	868	4,537,481
			$1,058,510	$8,888,268	$2,095,230	$1,189,573	$123,549	$225,179,323
The accompanying notes are an integral part of these financial statements.
46 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2030 Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	37	9-7-2023	$5,617,227	$5,926,561	$309,334	$0
S&P/TSX 60 Index	38	9-14-2023	6,761,075	6,840,112	79,037	0
E-Mini NASDAQ 100 Index	30	9-15-2023	8,842,506	9,323,100	480,594	0
E-Mini S&P 500 Index	15	9-15-2023	3,396,854	3,387,000	0	(9,854)
Japanese Yen Futures	93	9-18-2023	8,452,636	8,011,950	0	(440,686)
Mexican Peso Futures	154	9-18-2023	4,372,605	4,523,750	151,145	0
10-Year Euro BUND Index	45	12-7-2023	6,466,504	6,471,784	5,280	0
10-Year U.S. Treasury Notes	48	12-19-2023	5,283,129	5,329,500	46,371	0
Long Gilt Futures	137	12-27-2023	16,418,254	16,586,318	168,064	0
Short
DAX Index	(16)	9-15-2023	(6,967,875)	(6,939,410)	28,465	0
Euro STOXX 50 Index	(117)	9-15-2023	(5,515,459)	(5,471,861)	43,598	0
MSCI Emerging Markets Index	(137)	9-15-2023	(6,776,988)	(6,708,205)	68,783	0
British Pound Futures	(86)	9-18-2023	(6,781,480)	(6,807,438)	0	(25,958)
2-Year Euro SCHATZ	(252)	12-7-2023	(28,808,926)	(28,823,078)	0	(14,152)
Ultra 10-Year U.S. Treasury Notes	(137)	12-19-2023	(15,722,522)	(15,906,984)	0	(184,462)
					$1,380,671	$(675,112)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 47

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2035 Fund

		Value
Investment companies: 98.13%
Affiliated master portfolios: 98.13%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$13,769,037
Allspring Emerging Markets Bond Portfolio		1,161,683
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,128,522
Allspring Factor Enhanced International Equity Portfolio		24,055,168
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		42,423,700
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,421,937
Allspring High Yield Corporate Bond Portfolio		1,162,424
Allspring Investment Grade Corporate Bond Portfolio		7,174,982
Allspring Strategic Retirement Bond Portfolio		370,329
Allspring U.S. REIT Portfolio		507,155
Total investment companies (Cost $97,494,663)		108,174,937
Total investments in securities (Cost $97,494,663)	98.13%	108,174,937
Other assets and liabilities, net	1.87	2,061,040
Total net assets	100.00%	$110,235,977
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	5.53%	5.48%	$(57,083)	$(162,148)	$0	$201,817	$9,018	$13,769,037
Allspring Emerging Markets Bond Portfolio	8.92	8.68	(30,018)	39,920	0	31,519	436	1,161,683
Allspring Factor Enhanced Emerging Markets Equity Portfolio	6.93	6.73	(171,687)	206,340	156,971	415	4,479	7,128,522
Allspring Factor Enhanced International Equity Portfolio	5.69	5.49	244,487	1,012,077	512,569	1,325	14,116	24,055,168
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	9.09	8.80	944,534	2,873,324	346,720	4,113	21,418	42,423,700
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.96	8.61	(132,478)	735,068	82,305	2,281	8,624	10,421,937
Allspring High Yield Corporate Bond Portfolio	8.93	8.68	(69,354)	59,185	0	36,786	664	1,162,424
Allspring Investment Grade Corporate Bond Portfolio	8.97	8.72	(64,189)	1,266	0	148,520	2,280	7,174,982
Allspring Strategic Retirement Bond Portfolio	1.34	1.32	(1,980)	(2,066)	0	8,056	88	370,329
Allspring U.S. REIT Portfolio	3.04	2.97	(11,788)	26,750	10,617	0	98	507,155
			$650,444	$4,789,716	$1,109,182	$434,832	$61,221	$108,174,937
The accompanying notes are an integral part of these financial statements.
48 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2035 Fund
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	18	9-7-2023	$2,732,705	$2,883,192	$150,487	$0
S&P/TSX 60 Index	18	9-14-2023	3,202,614	3,240,053	37,439	0
E-Mini NASDAQ 100 Index	15	9-15-2023	4,421,253	4,661,550	240,297	0
E-Mini S&P 500 Index	7	9-15-2023	1,585,199	1,580,600	0	(4,599)
Japanese Yen Futures	46	9-18-2023	4,180,874	3,962,900	0	(217,974)
Mexican Peso Futures	74	9-18-2023	2,101,122	2,173,750	72,628	0
10-Year Euro BUND Index	22	12-7-2023	3,161,401	3,163,983	2,582	0
10-Year U.S. Treasury Notes	24	12-19-2023	2,641,565	2,664,750	23,185	0
Long Gilt Futures	66	12-27-2023	7,909,524	7,990,489	80,965	0
Short
DAX Index	(7)	9-15-2023	(3,048,446)	(3,035,992)	12,454	0
Euro STOXX 50 Index	(57)	9-15-2023	(2,687,018)	(2,665,778)	21,240	0
MSCI Emerging Markets Index	(66)	9-15-2023	(3,264,826)	(3,231,690)	33,136	0
British Pound Futures	(41)	9-18-2023	(3,233,031)	(3,245,406)	0	(12,375)
2-Year Euro SCHATZ	(125)	12-7-2023	(14,290,142)	(14,297,162)	0	(7,020)
Ultra 10-Year U.S. Treasury Notes	(65)	12-19-2023	(7,459,590)	(7,547,109)	0	(87,519)
					$674,413	$(329,487)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 49

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2040 Fund

		Value
Investment companies: 98.23%
Affiliated master portfolios: 98.23%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$25,095,475
Allspring Emerging Markets Bond Portfolio		2,120,959
Allspring Factor Enhanced Emerging Markets Equity Portfolio		18,010,731
Allspring Factor Enhanced International Equity Portfolio		60,490,748
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		104,075,393
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		25,490,399
Allspring High Yield Corporate Bond Portfolio		2,122,041
Allspring Investment Grade Corporate Bond Portfolio		13,069,598
Total investment companies (Cost $220,592,664)		250,475,344
Total investments in securities (Cost $220,592,664)	98.23%	250,475,344
Other assets and liabilities, net	1.77	4,521,892
Total net assets	100.00%	$254,997,236
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.38%	10.00%	$(98,245)	$(320,384)	$0	$361,728	$16,208	$25,095,475
Allspring Emerging Markets Bond Portfolio	15.18	15.86	(54,389)	70,505	0	56,589	787	2,120,959
Allspring Factor Enhanced Emerging Markets Equity Portfolio	16.42	16.99	(423,504)	500,754	394,008	1,038	11,093	18,010,731
Allspring Factor Enhanced International Equity Portfolio	13.49	13.79	596,670	2,499,070	1,276,586	3,315	35,297	60,490,748
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	20.77	21.58	2,332,313	6,912,468	834,210	9,883	51,504	104,075,393
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	20.39	21.05	(298,258)	1,758,538	198,196	5,387	20,727	25,490,399
Allspring High Yield Corporate Bond Portfolio	15.20	15.85	(124,101)	105,624	0	66,160	1,203	2,122,041
Allspring Investment Grade Corporate Bond Portfolio	15.22	15.89	(111,011)	(11,223)	0	265,994	4,115	13,069,598
			$1,819,475	$11,515,352	$2,703,000	$770,094	$140,934	$250,475,344
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	41	9-7-2023	$6,224,495	$6,567,271	$342,776	$0
S&P/TSX 60 Index	42	9-14-2023	7,472,767	7,560,124	87,357	0
E-Mini NASDAQ 100 Index	33	9-15-2023	9,726,757	10,255,410	528,653	0
The accompanying notes are an integral part of these financial statements.
50 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2040 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	17	9-15-2023	$3,849,768	$3,838,600	$0	$(11,168)
Japanese Yen Futures	102	9-18-2023	9,270,633	8,787,300	0	(483,333)
Mexican Peso Futures	172	9-18-2023	4,883,689	5,052,500	168,811	0
10-Year Euro BUND Index	49	12-7-2023	7,041,303	7,047,053	5,750	0
10-Year U.S. Treasury Notes	53	12-19-2023	5,833,455	5,884,656	51,201	0
Long Gilt Futures	151	12-27-2023	18,096,032	18,281,270	185,238	0
Short
DAX Index	(17)	9-15-2023	(7,403,367)	(7,373,123)	30,244	0
Euro STOXX 50 Index	(129)	9-15-2023	(6,081,146)	(6,033,077)	48,069	0
MSCI Emerging Markets Index	(152)	9-15-2023	(7,518,994)	(7,442,680)	76,314	0
British Pound Futures	(95)	9-18-2023	(7,491,169)	(7,519,844)	0	(28,675)
2-Year Euro SCHATZ	(272)	12-7-2023	(31,095,349)	(31,110,624)	0	(15,275)
Ultra 10-Year U.S. Treasury Notes	(151)	12-19-2023	(17,329,203)	(17,532,515)	0	(203,312)
					$1,524,413	$(741,763)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 51

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2045 Fund

		Value
Investment companies: 97.93%
Affiliated master portfolios: 97.93%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$3,815,315
Allspring Emerging Markets Bond Portfolio		322,675
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,194,905
Allspring Factor Enhanced International Equity Portfolio		14,137,701
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		23,387,581
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,729,219
Allspring High Yield Corporate Bond Portfolio		322,880
Allspring Investment Grade Corporate Bond Portfolio		1,988,006
Total investment companies (Cost $48,410,584)		53,898,282
Total investments in securities (Cost $48,410,584)	97.93%	53,898,282
Other assets and liabilities, net	2.07	1,138,082
Total net assets	100.00%	$55,036,364
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	1.50%	1.52%	$(14,990)	$(46,458)	$0	$55,449	$2,480	$3,815,315
Allspring Emerging Markets Bond Portfolio	2.43	2.41	(8,192)	10,750	0	8,675	120	322,675
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.06	3.96	(100,286)	116,252	91,967	243	2,634	4,194,905
Allspring Factor Enhanced International Equity Portfolio	3.31	3.22	139,193	574,198	300,210	775	8,272	14,137,701
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.93	4.85	522,236	1,539,897	189,073	2,241	11,697	23,387,581
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.86	4.73	(71,392)	392,387	44,921	1,249	4,715	5,729,219
Allspring High Yield Corporate Bond Portfolio	2.43	2.41	(19,040)	16,025	0	10,129	183	322,880
Allspring Investment Grade Corporate Bond Portfolio	2.44	2.42	(17,218)	(684)	0	40,780	626	1,988,006
			$430,311	$2,602,367	$626,171	$119,541	$30,727	$53,898,282
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	9	9-7-2023	$1,366,352	$1,441,596	$75,244	$0
S&P/TSX 60 Index	9	9-14-2023	1,601,308	1,620,027	18,719	0
E-Mini NASDAQ 100 Index	7	9-15-2023	2,063,251	2,175,390	112,139	0
The accompanying notes are an integral part of these financial statements.
52 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2045 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	4	9-15-2023	$905,828	$903,200	$0	$(2,628)
Japanese Yen Futures	23	9-18-2023	2,090,437	1,981,450	0	(108,987)
Mexican Peso Futures	37	9-18-2023	1,050,561	1,086,875	36,314	0
10-Year Euro BUND Index	11	12-7-2023	1,580,700	1,581,991	1,291	0
10-Year U.S. Treasury Notes	12	12-19-2023	1,320,782	1,332,375	11,593	0
Long Gilt Futures	32	12-27-2023	3,834,920	3,874,176	39,256	0
Short
DAX Index	(4)	9-15-2023	(1,741,968)	(1,734,852)	7,116	0
Euro STOXX 50 Index	(28)	9-15-2023	(1,319,939)	(1,309,505)	10,434	0
MSCI Emerging Markets Index	(32)	9-15-2023	(1,582,946)	(1,566,880)	16,066	0
British Pound Futures	(20)	9-18-2023	(1,577,088)	(1,583,125)	0	(6,037)
2-Year Euro SCHATZ	(61)	12-7-2023	(6,973,589)	(6,977,015)	0	(3,426)
Ultra 10-Year U.S. Treasury Notes	(32)	12-19-2023	(3,672,414)	(3,715,500)	0	(43,086)
					$328,172	$(164,164)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 53

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2050 Fund

		Value
Investment companies: 98.60%
Affiliated master portfolios: 98.60%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$3,844,930
Allspring Emerging Markets Bond Portfolio		325,255
Allspring Factor Enhanced Emerging Markets Equity Portfolio		7,765,702
Allspring Factor Enhanced International Equity Portfolio		26,313,540
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		41,692,942
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		10,342,270
Allspring High Yield Corporate Bond Portfolio		325,464
Allspring Investment Grade Corporate Bond Portfolio		2,002,242
Total investment companies (Cost $79,311,504)		92,612,345
Total investments in securities (Cost $79,311,504)	98.60%	92,612,345
Other assets and liabilities, net	1.40	1,312,215
Total net assets	100.00%	$93,924,560
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	1.43%	1.53%	$(14,775)	$(54,514)	$0	$55,326	$2,479	$3,844,930
Allspring Emerging Markets Bond Portfolio	2.32	2.43	(8,278)	10,313	0	8,646	120	325,255
Allspring Factor Enhanced Emerging Markets Equity Portfolio	7.17	7.33	(181,927)	204,251	168,763	445	4,776	7,765,702
Allspring Factor Enhanced International Equity Portfolio	5.80	6.00	325,559	1,055,261	547,596	1,424	15,191	26,313,540
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	8.50	8.65	938,304	2,689,552	338,008	4,011	20,879	41,692,942
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	8.31	8.54	(126,383)	700,217	80,606	2,189	8,453	10,342,270
Allspring High Yield Corporate Bond Portfolio	2.32	2.43	(18,963)	15,603	0	10,106	183	325,464
Allspring Investment Grade Corporate Bond Portfolio	2.33	2.43	(16,849)	(4,595)	0	40,685	629	2,002,242
			$896,688	$4,616,088	$1,134,973	$122,832	$52,710	$92,612,345
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	15	9-7-2023	$2,277,254	$2,402,660	$125,406	$0
S&P/TSX 60 Index	15	9-14-2023	2,668,845	2,700,045	31,200	0
E-Mini NASDAQ 100 Index	12	9-15-2023	3,537,002	3,729,240	192,238	0
The accompanying notes are an integral part of these financial statements.
54 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2050 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	6	9-15-2023	$1,358,743	$1,354,800	$0	$(3,943)
Japanese Yen Futures	38	9-18-2023	3,453,765	3,273,700	0	(180,065)
Mexican Peso Futures	63	9-18-2023	1,788,793	1,850,625	61,832	0
10-Year Euro BUND Index	18	12-7-2023	2,586,602	2,588,714	2,112	0
10-Year U.S. Treasury Notes	20	12-19-2023	2,201,304	2,220,625	19,321	0
Long Gilt Futures	56	12-27-2023	6,711,111	6,779,809	68,698	0
Short
DAX Index	(6)	9-15-2023	(2,612,953)	(2,602,279)	10,674	0
Euro STOXX 50 Index	(48)	9-15-2023	(2,262,752)	(2,244,866)	17,886	0
MSCI Emerging Markets Index	(56)	9-15-2023	(2,770,155)	(2,742,040)	28,115	0
British Pound Futures	(35)	9-18-2023	(2,759,905)	(2,770,469)	0	(10,564)
2-Year Euro SCHATZ	(101)	12-7-2023	(11,546,435)	(11,552,107)	0	(5,672)
Ultra 10-Year U.S. Treasury Notes	(55)	12-19-2023	(6,311,962)	(6,386,016)	0	(74,054)
					$557,482	$(274,298)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 55

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2055 Fund

		Value
Investment companies: 97.28%
Affiliated master portfolios: 97.28%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$524,877
Allspring Emerging Markets Bond Portfolio		44,402
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,533,415
Allspring Factor Enhanced International Equity Portfolio		5,168,426
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		8,085,681
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		2,013,891
Allspring High Yield Corporate Bond Portfolio		44,430
Allspring Investment Grade Corporate Bond Portfolio		273,328
Total investment companies (Cost $16,569,966)		17,688,450
Total investments in securities (Cost $16,569,966)	97.28%	17,688,450
Other assets and liabilities, net	2.72	494,740
Total net assets	100.00%	$18,183,190
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	0.20%	0.21%	$(2,011)	$(6,492)	$0	$7,464	$335	$524,877
Allspring Emerging Markets Bond Portfolio	0.32	0.33	(1,113)	1,422	0	1,167	16	44,402
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.44	1.45	(35,484)	40,097	32,720	86	933	1,533,415
Allspring Factor Enhanced International Equity Portfolio	1.14	1.18	44,248	193,803	105,988	277	2,961	5,168,426
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.65	1.68	181,764	519,700	64,739	767	4,004	8,085,681
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	1.62	1.66	(23,531)	131,829	15,400	426	1,614	2,013,891
Allspring High Yield Corporate Bond Portfolio	0.32	0.33	(2,563)	2,144	0	1,363	25	44,430
Allspring Investment Grade Corporate Bond Portfolio	0.32	0.33	(2,298)	(206)	0	5,490	85	273,328
			$159,012	$882,297	$218,847	$17,040	$9,973	$17,688,450
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	3	9-7-2023	$455,451	$480,532	$25,081	$0
S&P/TSX 60 Index	3	9-14-2023	533,769	540,009	6,240	0
E-Mini NASDAQ 100 Index	23	9-15-2023	677,983	714,771	36,788	0
The accompanying notes are an integral part of these financial statements.
56 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2055 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Micro E-Mini S&P 500	12	9-15-2023	$271,768	$270,960	$0	$(808)
Japanese Yen Futures	7	9-18-2023	636,220	603,050	0	(33,170)
Mexican Peso Futures	12	9-18-2023	340,722	352,500	11,778	0
10-Year Euro BUND Index	3	12-7-2023	431,100	431,452	352	0
10-Year U.S. Treasury Notes	4	12-19-2023	440,261	444,125	3,864	0
Long Gilt Futures	10	12-27-2023	1,198,413	1,210,680	12,267	0
Short
Euro STOXX 50 Index	(9)	9-15-2023	(424,266)	(420,912)	3,354	0
Mini-DAX Index	(6)	9-15-2023	(522,583)	(520,455)	2,128	0
MSCI Emerging Markets Index	(10)	9-15-2023	(494,671)	(489,650)	5,021	0
British Pound Futures	(7)	9-18-2023	(551,981)	(554,094)	0	(2,113)
2-Year Euro SCHATZ	(19)	12-7-2023	(2,172,102)	(2,173,169)	0	(1,067)
Ultra 10-Year U.S. Treasury Notes	(10)	12-19-2023	(1,147,630)	(1,161,094)	0	(13,464)
					$106,873	$(50,622)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 57

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2060 Fund

		Value
Investment companies: 97.41%
Affiliated master portfolios: 97.41%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$422,936
Allspring Emerging Markets Bond Portfolio		35,742
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,234,841
Allspring Factor Enhanced International Equity Portfolio		4,165,834
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		6,514,637
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		1,625,904
Allspring High Yield Corporate Bond Portfolio		35,754
Allspring Investment Grade Corporate Bond Portfolio		220,212
Total investment companies (Cost $12,529,004)		14,255,860
Total investments in securities (Cost $12,529,004)	97.41%	14,255,860
Other assets and liabilities, net	2.59	378,608
Total net assets	100.00%	$14,634,468
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	0.14%	0.17%	$(1,516)	$(5,569)	$0	$5,754	$260	$422,936
Allspring Emerging Markets Bond Portfolio	0.23	0.27	(869)	1,086	0	901	13	35,742
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.02	1.17	(27,053)	29,462	25,187	66	704	1,234,841
Allspring Factor Enhanced International Equity Portfolio	0.81	0.95	30,309	152,793	80,422	212	2,288	4,165,834
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.17	1.35	146,213	395,803	49,612	585	3,073	6,514,637
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	1.15	1.34	(16,422)	101,311	11,855	315	1,239	1,625,904
Allspring High Yield Corporate Bond Portfolio	0.23	0.27	(1,969)	1,677	0	1,053	19	35,754
Allspring Investment Grade Corporate Bond Portfolio	0.23	0.27	(1,699)	(386)	0	4,238	66	220,212
			$126,994	$676,177	$167,076	$13,124	$7,662	$14,255,860
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	2	9-7-2023	$303,633	$320,354	$16,721	$0
S&P/TSX 60 Index	2	9-14-2023	355,846	360,006	4,160	0
E-Mini NASDAQ 100 Index	17	9-15-2023	501,118	528,309	27,191	0
The accompanying notes are an integral part of these financial statements.
58 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2060 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Micro E-Mini S&P 500	10	9-15-2023	$226,473	$225,800	$0	$(673)
Japanese Yen Futures	5	9-18-2023	454,443	430,750	0	(23,693)
Mexican Peso Futures	9	9-18-2023	255,542	264,375	8,833	0
10-Year Euro BUND Index	2	12-7-2023	287,400	287,635	235	0
10-Year U.S. Treasury Notes	3	12-19-2023	330,196	333,094	2,898	0
Long Gilt Futures	8	12-27-2023	958,730	968,544	9,814	0
Short
Euro STOXX 50 Index	(7)	9-15-2023	(329,985)	(327,377)	2,608	0
Mini-DAX Index	(5)	9-15-2023	(435,486)	(433,713)	1,773	0
MSCI Emerging Markets Index	(8)	9-15-2023	(395,737)	(391,720)	4,017	0
British Pound Futures	(5)	9-18-2023	(394,272)	(395,781)	0	(1,509)
2-Year Euro SCHATZ	(14)	12-7-2023	(1,600,496)	(1,601,282)	0	(786)
Ultra 10-Year U.S. Treasury Notes	(8)	12-19-2023	(918,103)	(928,875)	0	(10,772)
					$78,250	$(37,433)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 59

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2065 Fund

		Value
Investment companies: 95.64%
Affiliated master portfolios: 95.64%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$167,236
Allspring Emerging Markets Bond Portfolio		14,146
Allspring Factor Enhanced Emerging Markets Equity Portfolio		488,896
Allspring Factor Enhanced International Equity Portfolio		1,647,253
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		2,593,538
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		643,231
Allspring High Yield Corporate Bond Portfolio		14,155
Allspring Investment Grade Corporate Bond Portfolio		87,103
Total investment companies (Cost $4,994,590)		5,655,558
Total investments in securities (Cost $4,994,590)	95.64%	5,655,558
Other assets and liabilities, net	4.36	257,605
Total net assets	100.00%	$5,913,163
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	0.06%	0.07%	$(663)	$(1,937)	$0	$2,348	$106	$167,236
Allspring Emerging Markets Bond Portfolio	0.09	0.11	(358)	474	0	367	5	14,146
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.43	0.46	(11,111)	13,464	10,325	27	289	488,896
Allspring Factor Enhanced International Equity Portfolio	0.34	0.38	7,298	64,771	33,117	87	932	1,647,253
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.49	0.54	57,724	169,437	20,389	241	1,259	2,593,538
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.48	0.53	(7,165)	43,552	4,862	129	508	643,231
Allspring High Yield Corporate Bond Portfolio	0.09	0.11	(803)	702	0	429	8	14,155
Allspring Investment Grade Corporate Bond Portfolio	0.09	0.11	(712)	15	0	1,727	27	87,103
			$44,210	$290,478	$68,693	$5,355	$3,134	$5,655,558
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	1	9-7-2023	$151,818	$160,178	$8,360	$0
S&P/TSX 60 Index	1	9-14-2023	177,923	180,003	2,080	0
E-Mini NASDAQ 100 Index	7	9-15-2023	206,342	217,539	11,197	0
The accompanying notes are an integral part of these financial statements.
60 | Target Date Retirement Funds

Portfolio of investments—August 31, 2023 (unaudited)

Dynamic Target 2065 Fund
Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Micro E-Mini S&P 500	4	9-15-2023	$90,589	$90,320	$0	$(269)
Japanese Yen Futures	2	9-18-2023	181,777	172,300	0	(9,477)
Mexican Peso Futures	4	9-18-2023	113,574	117,500	3,926	0
10-Year Euro BUND Index	1	12-7-2023	143,700	143,817	117	0
10-Year U.S. Treasury Notes	1	12-19-2023	110,065	111,031	966	0
Long Gilt Futures	3	12-27-2023	359,524	363,204	3,680	0
Short
Euro STOXX 50 Index	(3)	9-15-2023	(141,422)	(140,304)	1,118	0
Mini-DAX Index	(2)	9-15-2023	(174,194)	(173,485)	709	0
MSCI Emerging Markets Index	(3)	9-15-2023	(148,401)	(146,895)	1,506	0
British Pound Futures	(2)	9-18-2023	(157,709)	(158,313)	0	(604)
2-Year Euro SCHATZ	(6)	12-7-2023	(685,927)	(686,264)	0	(337)
Ultra 10-Year U.S. Treasury Notes	(3)	12-19-2023	(344,289)	(348,328)	0	(4,039)
					$33,659	$(14,726)
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 61

Statements of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statements of assets and liabilities
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $44,345,481, $17,866,230 and $109,697,612, respectively)	$63,793,219	$25,499,962	$134,409,408
Cash at broker segregated for futures contracts	1,132,900	463,000	2,442,000
Receivable for daily variation margin on open futures contracts	109,283	44,987	237,681
Receivable from manager	20,057	15,996	17,402
Receivable for Fund shares sold	8,639	830	7,300
Prepaid expenses and other assets	296,180	131,616	156,550
Total assets	65,360,278	26,156,391	137,270,341
Liabilities
Payable for Fund shares redeemed	302,748	3,517	96,031
Payable for daily variation margin on open futures contracts	45,752	18,931	98,505
Administration fees payable	9,852	4,039	19,600
Trustees’ fees and expenses payable	2,129	1,490	2,171
Distribution fee payable	74	7	444
Shareholder report expenses payable	0	2,690	0
Shareholder servicing fee payable	0	5,178	25,505
Accrued expenses and other liabilities	23,554	17,064	34,287
Total liabilities	384,109	52,916	276,543
Total net assets	$64,976,169	$26,103,475	$136,993,798
Net assets consist of
Paid-in capital	$47,750,597	$19,834,277	$115,041,315
Total distributable earnings	17,225,572	6,269,198	21,952,483
Total net assets	$64,976,169	$26,103,475	$136,993,798
The accompanying notes are an integral part of these financial statements.
62 | Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Computation of net asset value and offering price per share
Net assets–Class A	$49,920,506	$21,804,652	$97,480,941
Shares outstanding–Class A1	5,004,784	2,167,147	9,528,345
Net asset value per share–Class A	$9.97	$10.06	$10.23
Maximum offering price per share – Class A2	$10.58	$10.67	$10.85
Net assets–Class C	$115,171	$112,735	$622,462
Shares outstanding–Class C1	11,588	11,242	61,043
Net asset value per share–Class C	$9.94	$10.03	$10.20
Net assets–Class R4	$1,873,435	$15,031	$9,193,857
Shares outstanding–Class R4[1]	186,784	1,478	888,800
Net asset value per share–Class R4	$10.03	$10.17	$10.34
Net assets–Class R6	$3,170,152	$1,378,399	$9,449,014
Shares outstanding–Class R6[1]	315,227	136,073	911,029
Net asset value per share–Class R6	$10.06	$10.13	$10.37
Net assets–Administrator Class	$9,896,905	$2,792,658	$20,247,524
Shares outstanding–Administrator Class[1]	986,662	276,523	1,956,586
Net asset value per share–Administrator Class	$10.03	$10.10	$10.35
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 63

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $75,453,701, $198,665,498 and $97,494,663, respectively)	$83,789,755	$225,179,323	$108,174,937
Cash at broker segregated for futures contracts	1,530,000	4,015,200	1,921,200
Receivable for daily variation margin on open futures contracts	147,548	387,341	187,873
Receivable from manager	19,176	20,834	19,376
Receivable for Fund shares sold	20,209	71,672	14,479
Prepaid expenses and other assets	174,497	174,280	122,816
Total assets	85,681,185	229,848,650	110,440,681
Liabilities
Payable for Fund shares redeemed	16,486	219,476	52,008
Payable for daily variation margin on open futures contracts	62,754	164,300	77,512
Administration fees payable	12,069	29,698	15,608
Trustees’ fees and expenses payable	1,889	1,922	1,928
Distribution fee payable	21	321	134
Shareholder servicing fee payable	15,083	39,162	19,151
Accrued expenses and other liabilities	32,446	49,312	38,363
Total liabilities	140,748	504,191	204,704
Total net assets	$85,540,437	$229,344,459	$110,235,977
Net assets consist of
Paid-in capital	$81,707,368	$203,675,440	$99,219,920
Total distributable earnings	3,833,069	25,669,019	11,016,057
Total net assets	$85,540,437	$229,344,459	$110,235,977
Computation of net asset value and offering price per share
Net assets–Class A	$65,518,801	$135,254,269	$86,447,332
Shares outstanding–Class A1	6,007,148	12,217,639	7,750,900
Net asset value per share–Class A	$10.91	$11.07	$11.15
Maximum offering price per share – Class A2	$11.58	$11.75	$11.83
Net assets–Class C	$74,520	$451,441	$59,454
Shares outstanding–Class C1	6,624	40,941	5,257
Net asset value per share–Class C	$11.25	$11.03	$11.31
Net assets–Class R4	$700,492	$21,213,029	$1,900,359
Shares outstanding–Class R4[1]	63,542	1,889,502	168,200
Net asset value per share–Class R4	$11.02	$11.23	$11.30
Net assets–Class R6	$13,352,046	$29,878,168	$17,606,531
Shares outstanding–Class R6[1]	1,208,138	2,653,910	1,554,080
Net asset value per share–Class R6	$11.05	$11.26	$11.33
Net assets–Administrator Class	$5,894,578	$42,547,552	$4,222,301
Shares outstanding–Administrator Class[1]	534,675	3,788,449	373,558
Net asset value per share–Administrator Class	$11.02	$11.23	$11.30
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
64 | Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $220,592,664, $48,410,584 and $79,311,504, respectively)	$250,475,344	$53,898,282	$92,612,345
Cash at broker segregated for futures contracts	4,406,000	956,000	1,610,999
Receivable for daily variation margin on open futures contracts	427,664	91,743	157,949
Receivable from manager	21,828	17,777	21,178
Receivable for Fund shares sold	120,461	16,787	100,123
Prepaid expenses and other assets	199,547	148,694	172,891
Total assets	255,650,844	55,129,283	94,675,485
Liabilities
Payable for Fund shares redeemed	361,964	10,017	649,122
Payable for daily variation margin on open futures contracts	180,861	39,763	65,550
Administration fees payable	33,356	6,564	9,707
Trustees’ fees and expenses payable	2,089	2,320	1,538
Distribution fee payable	479	23	214
Shareholder report expenses payable	0	4,991	0
Shareholder servicing fee payable	43,002	7,759	0
Accrued expenses and other liabilities	31,857	21,482	24,794
Total liabilities	653,608	92,919	750,925
Total net assets	$254,997,236	$55,036,364	$93,924,560
Net assets consist of
Paid-in capital	$222,879,976	$49,675,880	$80,224,146
Total distributable earnings	32,117,260	5,360,484	13,700,414
Total net assets	$254,997,236	$55,036,364	$93,924,560
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 65

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Computation of net asset value and offering price per share
Net assets–Class A	$158,468,949	$35,149,370	$36,012,161
Shares outstanding–Class A1	14,466,706	3,171,879	3,199,306
Net asset value per share–Class A	$10.95	$11.08	$11.26
Maximum offering price per share – Class A2	$11.62	$11.76	$11.95
Net assets–Class C	$748,373	$41,675	$343,849
Shares outstanding–Class C1	68,468	3,738	30,780
Net asset value per share–Class C	$10.93	$11.15	$11.17
Net assets–Class R4	$27,930,111	$733,875	$12,540,866
Shares outstanding–Class R4[1]	2,510,533	65,366	1,102,978
Net asset value per share–Class R4	$11.13	$11.23	$11.37
Net assets–Class R6	$33,028,800	$17,671,079	$26,799,196
Shares outstanding–Class R6[1]	2,962,158	1,569,165	2,349,553
Net asset value per share–Class R6	$11.15	$11.26	$11.41
Net assets–Administrator Class	$34,821,003	$1,440,365	$18,228,488
Shares outstanding–Administrator Class[1]	3,130,220	128,207	1,602,008
Net asset value per share–Administrator Class	$11.12	$11.23	$11.38
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
66 | Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $16,569,966, $12,529,004 and $4,994,590, respectively)	$17,688,450	$14,255,860	$5,655,558
Cash	0	1,055	0
Cash at broker segregated for futures contracts	307,000	233,000	96,000
Receivable for daily variation margin on open futures contracts	29,223	21,110	14,915
Receivable from manager	18,989	20,281	13,672
Receivable for Fund shares sold	15,977	51,571	0
Prepaid expenses and other assets	142,590	162,219	138,841
Total assets	18,202,229	14,745,096	5,918,986
Liabilities
Payable for Fund shares redeemed	122	98,573	0
Payable for daily variation margin on open futures contracts	12,566	9,685	4,085
Administration fees payable	1,458	963	195
Trustees’ fees and expenses payable	1,594	1,123	0
Distribution fee payable	31	70	7
Custody and accounting fees payable	0	0	1,455
Shareholder servicing fee payable	1,593	0	0
Accrued expenses and other liabilities	1,675	214	81
Total liabilities	19,039	110,628	5,823
Total net assets	$18,183,190	$14,634,468	$5,913,163
Net assets consist of
Paid-in capital	$16,989,533	$12,748,580	$5,322,548
Total distributable earnings	1,193,657	1,885,888	590,615
Total net assets	$18,183,190	$14,634,468	$5,913,163
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 67

Statements of assets and liabilities—August 31, 2023 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund
Computation of net asset value and offering price per share
Net assets–Class A	$6,054,326	$1,558,945	$111,785
Shares outstanding–Class A1	529,838	136,285	5,028
Net asset value per share–Class A	$11.43	$11.44	$22.23
Maximum offering price per share – Class A2	$12.13	$12.14	$23.59
Net assets–Class C	$53,911	$122,642	$110,839
Shares outstanding–Class C1	4,699	10,751	5,022
Net asset value per share–Class C	$11.47	$11.41	$22.07
Net assets–Class R4	$681,108	$3,285,728	$129,670
Shares outstanding–Class R4[1]	59,013	283,740	5,820
Net asset value per share–Class R4	$11.54	$11.58	$22.28
Net assets–Class R6	$10,215,626	$7,130,281	$5,446,151
Shares outstanding–Class R6[1]	882,926	614,091	244,193
Net asset value per share–Class R6	$11.57	$11.61	$22.30
Net assets–Administrator Class	$1,178,219	$2,536,872	$114,718
Shares outstanding–Administrator Class[1]	102,099	218,941	5,156
Net asset value per share–Administrator Class	$11.54	$11.59	$22.25
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
68 | Target Date Retirement Funds

Statements of operations—six months ended August 31, 2023 (unaudited)
Statements of operations
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $33, $12, and $55, respectively)	$711,493	$270,528	$1,216,940
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $26,075, $12,052, and $73,023, respectively)	341,044	156,701	951,327
Affiliated income allocated from affiliated Master Portfolios	32,316	13,309	69,965
Interest	9,348	3,912	19,922
Expenses allocated from affiliated Master Portfolios	(78,354)	(31,982)	(164,550)
Waivers allocated from affiliated Master Portfolios	47,633	19,023	94,062
Total investment income	1,063,480	431,491	2,187,666
Expenses
Management fee	32,312	13,274	68,860
Administration fees
Class A	51,900	22,918	101,078
Class C	142	115	883
Class R4	738	5	3,650
Class R6	479	219	1,247
Administrator Class	5,980	1,804	14,014
Shareholder servicing fees
Class A	62,642	27,713	121,183
Class C	171	139	1,064
Class R4	922	7	4,563
Administrator Class	11,500	3,259	26,913
Distribution fee
Class C	508	10	3,189
Custody and accounting fees	3,927	2,682	4,800
Professional fees	26,883	27,901	28,602
Registration fees	41,755	35,264	42,342
Shareholder report expenses	26,495	10,688	25,804
Trustees’ fees and expenses	9,419	9,755	9,332
Other fees and expenses	2,621	2,084	2,370
Total expenses	278,394	157,837	459,894
Less: Fee waivers and/or expense reimbursements
Fund-level	(126,433)	(95,172)	(153,717)
Class A	(1,605)	0	0
Class C	0	(65)	(42)
Class R4	(350)	(2)	(1,631)
Class R6	(479)	(219)	(1,247)
Administrator Class	(1,776)	(552)	(3,692)
Net expenses	147,751	61,827	299,565
Net investment income	915,729	369,664	1,888,101
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 69

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$(128,529)	$(30,259)	$48,639
Foreign currency and foreign currency translations	(301)	(139)	(578)
Futures contracts	(3,805)	(6,088)	5,906
Net realized gains (losses) on investments	(132,635)	(36,486)	53,967
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	1,409,173	658,297	3,920,566
Foreign currency and foreign currency translations	(838)	(344)	(1,805)
Futures contracts	439,213	181,305	937,656
Net change in unrealized gains (losses) on investments	1,847,548	839,258	4,856,417
Net realized and unrealized gains (losses) on investments	1,714,913	802,772	4,910,384
Net increase in net assets resulting from operations	$2,630,642	$1,172,436	$6,798,485
The accompanying notes are an integral part of these financial statements.
70 | Target Date Retirement Funds

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $29, $63, and $24, respectively)	$617,993	$1,189,573	$434,832
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $56,185, $180,567, and $100,694, respectively)	696,047	2,095,230	1,109,182
Affiliated income allocated from affiliated Master Portfolios	45,224	123,549	61,221
Interest	12,698	32,472	15,766
Expenses allocated from affiliated Master Portfolios	(97,594)	(233,642)	(105,808)
Waivers allocated from affiliated Master Portfolios	51,033	104,499	40,970
Total investment income	1,325,401	3,311,681	1,556,163
Expenses
Management fee	43,254	113,267	54,803
Administration fees
Class A	68,060	137,914	87,968
Class C	33	622	57
Class R4	279	8,381	695
Class R6	2,114	4,225	2,729
Administrator Class	3,762	28,108	2,873
Shareholder servicing fees
Class A	82,330	165,918	106,502
Class C	40	747	69
Class R4	348	10,476	840
Administrator Class	7,226	54,008	5,463
Distribution fee
Class C	27	2,209	198
Custody and accounting fees	4,883	6,610	5,892
Professional fees	28,301	28,347	28,635
Registration fees	35,762	43,577	35,742
Shareholder report expenses	22,729	27,256	21,575
Trustees’ fees and expenses	9,508	9,487	9,483
Other fees and expenses	2,606	4,183	3,141
Total expenses	311,262	645,335	366,665
Less: Fee waivers and/or expense reimbursements
Fund-level	(133,164)	(202,135)	(147,352)
Class C	(40)	0	0
Class R4	(90)	(2,967)	(216)
Class R6	(1,639)	(3,899)	(2,295)
Administrator Class	(759)	(5,974)	(536)
Net expenses	175,570	430,360	216,266
Net investment income	1,149,831	2,881,321	1,339,897
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 71

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$205,426	$1,058,510	$650,444
Foreign currency and foreign currency translations	(401)	(1,030)	(508)
Futures contracts	(19,887)	(15,024)	(4,271)
Net realized gains (losses) on investments	185,138	1,042,456	645,665
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	2,864,573	8,888,268	4,789,716
Foreign currency and foreign currency translations	(1,118)	(2,944)	(1,419)
Futures contracts	595,310	1,529,625	753,474
Net change in unrealized gains (losses) on investments	3,458,765	10,414,949	5,541,771
Net realized and unrealized gains (losses) on investments	3,643,903	11,457,405	6,187,436
Net increase in net assets resulting from operations	$4,793,734	$14,338,726	$7,527,333
The accompanying notes are an integral part of these financial statements.
72 | Target Date Retirement Funds

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Investment income
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $42, $6, and $6, respectively)	$770,094	$119,541	$122,832
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $251,183, $58,970, and $107,463, respectively)	2,703,000	626,171	1,134,973
Affiliated income allocated from affiliated Master Portfolios	140,934	30,727	52,710
Interest	35,577	7,830	13,145
Expenses allocated from affiliated Master Portfolios	(236,251)	(50,944)	(86,572)
Waivers allocated from affiliated Master Portfolios	84,255	17,137	27,309
Total investment income	3,497,609	750,462	1,264,397
Expenses
Management fee	124,978	27,145	46,374
Administration fees
Class A	161,374	35,594	37,186
Class C	754	40	359
Class R4	10,773	294	4,873
Class R6	4,689	2,652	3,768
Administrator Class	22,582	884	12,408
Shareholder servicing fees
Class A	193,850	43,094	44,937
Class C	912	48	433
Class R4	13,467	368	6,092
Administrator Class	43,393	1,699	23,861
Distribution fee
Class C	2,724	132	1,277
Custody and accounting fees	7,106	4,064	5,331
Professional fees	27,671	27,904	29,022
Registration fees	42,662	35,400	42,130
Shareholder report expenses	32,556	14,826	21,237
Trustees’ fees and expenses	9,384	9,239	9,724
Other fees and expenses	3,499	2,555	3,408
Total expenses	702,374	205,938	292,420
Less: Fee waivers and/or expense reimbursements
Fund-level	(222,783)	(114,989)	(150,170)
Class A	0	(1,550)	0
Class C	0	0	(22)
Class R4	(3,849)	(142)	(2,137)
Class R6	(4,439)	(2,652)	(3,768)
Administrator Class	(4,888)	(266)	(3,296)
Net expenses	466,415	86,339	133,027
Net investment income	3,031,194	664,123	1,131,370
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 73

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$1,819,475	$430,311	$896,688
Foreign currency and foreign currency translations	(1,048)	(256)	(425)
Futures contracts	6,857	(20,583)	(24,260)
Net realized gains (losses) on investments	1,825,284	409,472	872,003
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	11,515,352	2,602,367	4,616,088
Foreign currency and foreign currency translations	(3,247)	(688)	(1,203)
Futures contracts	1,648,681	362,755	616,132
Net change in unrealized gains (losses) on investments	13,160,786	2,964,434	5,231,017
Net realized and unrealized gains (losses) on investments	14,986,070	3,373,906	6,103,020
Net increase in net assets resulting from operations	$18,017,264	$4,038,029	$7,234,390
The accompanying notes are an integral part of these financial statements.
74 | Target Date Retirement Funds

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$17,040	$13,124	$5,355
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $20,776, $15,787, and $6,498, respectively)	218,847	167,076	68,693
Affiliated income allocated from affiliated Master Portfolios	9,973	7,662	3,134
Interest	2,508	1,909	850
Expenses allocated from affiliated Master Portfolios	(16,293)	(12,519)	(5,124)
Waivers allocated from affiliated Master Portfolios	5,007	3,848	1,574
Total investment income	237,082	181,100	74,482
Expenses
Management fee	8,798	6,779	2,802
Administration fees
Class A	6,020	1,532	112
Class C	51	120	111
Class R4	253	1,273	47
Class R6	1,496	955	774
Administrator Class	719	1,564	70
Shareholder servicing fees
Class A	7,291	1,855	135
Class C	62	146	134
Class R4	316	1,591	59
Administrator Class	1,383	3,007	136
Distribution fee
Class C	177	405	7
Custody and accounting fees	2,965	2,743	1,587
Professional fees	29,113	29,222	31,252
Registration fees	35,258	41,623	28,321
Shareholder report expenses	16,144	15,433	6,073
Trustees’ fees and expenses	9,691	9,926	5,891
Other fees and expenses	2,349	2,897	2,393
Total expenses	122,086	121,071	79,904
Less: Fee waivers and/or expense reimbursements
Fund-level	(102,769)	(107,569)	(77,286)
Class A	(313)	0	0
Class C	0	0	(252)
Class R4	(124)	(525)	(18)
Class R6	(1,496)	(955)	(774)
Administrator Class	(234)	(438)	(16)
Net expenses	17,150	11,584	1,558
Net investment income	219,932	169,516	72,924
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 75

Statements of operations—six months ended August 31, 2023 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund	Dynamic Target 2065 Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$159,012	$126,994	$44,210
Foreign currency and foreign currency translations	(90)	(75)	(16)
Futures contracts	269	(598)	3,686
Net realized gains (losses) on investments	159,191	126,321	47,880
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	882,297	676,177	290,478
Foreign currency and foreign currency translations	(215)	(172)	(73)
Futures contracts	116,273	85,595	38,496
Net change in unrealized gains (losses) on investments	998,355	761,600	328,901
Net realized and unrealized gains (losses) on investments	1,157,546	887,921	376,781
Net increase in net assets resulting from operations	$1,377,478	$1,057,437	$449,705
The accompanying notes are an integral part of these financial statements.
76 | Target Date Retirement Funds

Statements of changes in net assets
Statements of changes in net assets
	Dynamic Target Today Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$915,729		$792,124
Net realized losses on investments		(132,635)		(1,259,580)
Net change in unrealized gains (losses) on investments		1,847,548		(933,537)
Net increase (decrease) in net assets resulting from operations		2,630,642		(1,400,993)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(483,124)
Class C		0		(934)
Class R4		0		(15,720)
Class R6		0		(55,808)
Administrator Class		0		(84,708)[1]
Total distributions to shareholders		0		(640,294)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	21,499	210,897	31,199	299,402
Class C	75	737	178	1,706
Class R4	36,394	354,279	35,364	340,543
Class R6	35,326	350,892	147,254	1,441,445
Administrator Class	334,248	3,375,668	41,497 [1]	392,752 [1]
		4,292,473		2,475,848
Reinvestment of distributions
Class A	0	0	50,466	479,236
Class C	0	0	98	934
Class R4	0	0	1,650	15,719
Class R6	0	0	5,847	55,808
Administrator Class	0	0	8,883 [1]	84,708 [1]
		0		636,405
Payment for shares redeemed
Class A	(218,802)	(2,148,173)	(356,838)	(3,396,865)
Class C	(3,109)	(30,734)	(17,416)	(167,196)
Class R4	(20,338)	(201,072)	(16,168)	(157,114)
Class R6	(102,104)	(1,006,212)	(720,582)	(6,987,400)
Administrator Class	(235,654)	(2,331,894)	(143,473)[1]	(1,348,825)[1]
		(5,718,085)		(12,057,400)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 77

Statements of changes in net assets

	Dynamic Target Today Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	5,414,439	$52,870,470
Class C	0	0	19,655	192,057
Class R4	0	0	138,663	1,358,561
Class R6	0	0	365,932	3,589,843
Administrator Class	0	0	981,161	9,625,297
		0		67,636,228
Net increase (decrease) in net assets resulting from capital share transactions		(1,425,612)		58,691,081
Total increase in net assets		1,205,030		56,649,794
Net assets
Beginning of period		63,771,139		7,121,345
End of period		$64,976,169		$63,771,139
The accompanying notes are an integral part of these financial statements.
78 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$369,664		$372,172
Net realized losses on investments		(36,486)		(481,968)
Net change in unrealized gains (losses) on investments		839,258		(601,074)
Net increase (decrease) in net assets resulting from operations		1,172,436		(710,870)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(256,853)
Class C		0		(884)
Class R4		0		(43)
Class R6		0		(25,412)
Administrator Class		0		(33,601)[1]
Total distributions to shareholders		0		(316,793)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,226	71,201	28,842	280,741
Class R4	7	70	1,174	11,173
Class R6	8,664	86,242	119,179	1,172,993
Administrator Class	6,699	66,067	3,424 [1]	31,730 [1]
		223,580		1,496,637
Reinvestment of distributions
Class A	0	0	26,849	255,654
Class C	0	0	93	884
Class R4	0	0	4	43
Class R6	0	0	2,658	25,412
Administrator Class	0	0	3,518 [1]	33,601 [1]
		0		315,594
Payment for shares redeemed
Class A	(158,056)	(1,551,706)	(234,069)	(2,247,046)
Class R4	(19)	(187)	(12,526)	(121,951)
Class R6	(73,319)	(714,987)	(579,403)	(5,640,359)
Administrator Class	(9,845)	(98,011)	(51,151)[1]	(485,702)[1]
		(2,364,891)		(8,495,058)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 79

Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	2,427,530	$23,721,868
Class R4	0	0	1,510	14,781
Class R6	0	0	135,654	1,329,678
Administrator Class	0	0	323,878	3,174,672
		0		28,240,999
Net increase (decrease) in net assets resulting from capital share transactions		(2,141,311)		21,558,172
Total increase (decrease) in net assets		(968,875)		20,530,509
Net assets
Beginning of period		27,072,350		6,541,841
End of period		$26,103,475		$27,072,350
The accompanying notes are an integral part of these financial statements.
80 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2020 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$1,888,101		$1,491,053
Net realized gains (losses) on investments		53,967		(1,655,080)
Net change in unrealized gains (losses) on investments		4,856,417		(946,949)
Net increase (decrease) in net assets resulting from operations		6,798,485		(1,110,976)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(803,131)
Class C		0		(8,073)
Class R4		0		(76,702)
Class R6		0		(109,083)
Administrator Class		0		(197,006)[1]
Total distributions to shareholders		0		(1,193,995)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	53,594	540,281	51,676	508,380
Class C	144	1,464	156	1,502
Class R4	103,360	1,034,843	87,334	849,095
Class R6	341,300	3,440,298	319,278	3,178,743
Administrator Class	100,338	1,019,771	94,532 [1]	899,857 [1]
		6,036,657		5,437,577
Reinvestment of distributions
Class A	0	0	82,096	787,597
Class C	0	0	841	8,073
Class R4	0	0	7,929	76,702
Class R6	0	0	11,227	108,829
Administrator Class	0	0	20,313 [1]	196,908 [1]
		0		1,178,109
Payment for shares redeemed
Class A	(491,190)	(4,912,097)	(597,484)	(5,743,334)
Class C	(37,785)	(381,017)	(31,069)	(305,108)
Class R4	(87,717)	(888,550)	(117,298)	(1,131,154)
Class R6	(215,405)	(2,164,155)	(1,034,220)	(10,139,990)
Administrator Class	(476,975)	(4,780,194)	(222,148)[1]	(2,163,382)[1]
		(13,126,013)		(19,482,968)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 81

Statements of changes in net assets

	Dynamic Target 2020 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	10,283,358	$101,112,885
Class C	0	0	117,463	1,159,562
Class R4	0	0	883,722	8,766,864
Class R6	0	0	904,968	8,993,096
Administrator Class	0	0	2,440,526	24,252,752
		0		144,285,159
Net increase (decrease) in net assets resulting from capital share transactions		(7,089,356)		131,417,877
Total increase (decrease) in net assets		(290,871)		129,112,906
Net assets
Beginning of period		137,284,669		8,171,763
End of period		$136,993,798		$137,284,669
The accompanying notes are an integral part of these financial statements.
82 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$1,149,831		$1,049,933
Net realized gains (losses) on investments		185,138		(943,247)
Net change in unrealized gains (losses) on investments		3,458,765		(762,753)
Net increase (decrease) in net assets resulting from operations		4,793,734		(656,067)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(582,334)
Class R4		0		(6,696)
Class R6		0		(220,777)
Administrator Class		0		(52,316)[1]
Total distributions to shareholders		0		(862,123)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	37,669	398,950	61,165	637,792
Class C	3,999	43,882	2,516	25,881
Class R4	553	5,933	1,750	17,845
Class R6	91,645	998,753	793,364	8,328,514
Administrator Class	26,454	284,351	49,998 [1]	504,506 [1]
		1,731,869		9,514,538
Reinvestment of distributions
Class A	0	0	57,347	579,313
Class R4	0	0	657	6,696
Class R6	0	0	21,600	220,574
Administrator Class	0	0	5,123 [1]	52,316 [1]
		0		858,899
Payment for shares redeemed
Class A	(397,580)	(4,203,179)	(506,192)	(5,214,819)
Class C	0	0	(11,488)	(119,163)
Class R4	(2,148)	(23,413)	(18,787)	(194,817)
Class R6	(530,024)	(5,611,333)	(1,210,037)	(12,488,088)
Administrator Class	(46,501)	(493,668)	(15,861)[1]	(160,476)[1]
		(10,331,593)		(18,177,363)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 83

Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	6,281,718	$64,927,493
Class R4	0	0	70,044	730,159
Class R6	0	0	1,323,169	13,814,817
Administrator Class	0	0	515,462	5,381,787
		0		84,854,256
Net increase (decrease) in net assets resulting from capital share transactions		(8,599,724)		77,050,330
Total increase (decrease) in net assets		(3,805,990)		75,532,140
Net assets
Beginning of period		89,346,427		13,814,287
End of period		$85,540,437		$89,346,427
The accompanying notes are an integral part of these financial statements.
84 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2030 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$2,881,321		$2,255,738
Net realized gains (losses) on investments		1,042,456		(384,313)
Net change in unrealized gains (losses) on investments		10,414,949		1,291,517
Net increase in net assets resulting from operations		14,338,726		3,162,942
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,019,693)
Class C		0		(11,300)
Class R4		0		(301,846)
Class R6		0		(648,278)
Administrator Class		0		(716,196)[1]
Total distributions to shareholders		0		(3,697,313)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	124,220	1,332,780	139,964	1,442,782
Class C	389	4,191	2,042	21,085
Class R4	222,905	2,389,197	112,039	1,164,343
Class R6	483,664	5,268,639	1,235,315	13,036,980
Administrator Class	141,769	1,539,157	97,077 [1]	1,005,523 [1]
		10,533,964		16,670,713
Reinvestment of distributions
Class A	0	0	193,140	1,993,872
Class C	0	0	1,092	11,300
Class R4	0	0	28,914	301,846
Class R6	0	0	61,999	648,131
Administrator Class	0	0	68,446 [1]	716,196 [1]
		0		3,671,345
Payment for shares redeemed
Class A	(456,676)	(4,903,514)	(742,811)	(7,616,114)
Class C	(20,321)	(221,662)	(27,617)	(285,965)
Class R4	(146,976)	(1,621,334)	(109,867)	(1,126,231)
Class R6	(784,068)	(8,344,615)	(1,685,930)	(17,451,710)
Administrator Class	(461,192)	(4,971,240)	(564,720)[1]	(5,903,729)[1]
		(20,062,365)		(32,383,749)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 85

Statements of changes in net assets

	Dynamic Target 2030 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	12,565,972	$129,993,280
Class C	0	0	73,129	758,940
Class R4	0	0	1,770,935	18,537,068
Class R6	0	0	2,573,850	26,986,777
Administrator Class	0	0	4,507,069	47,256,674
		0		223,532,739
Net increase (decrease) in net assets resulting from capital share transactions		(9,528,401)		211,491,048
Total increase in net assets		4,810,325		210,956,677
Net assets
Beginning of period		224,534,134		13,577,457
End of period		$229,344,459		$224,534,134
The accompanying notes are an integral part of these financial statements.
86 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$1,339,897		$1,117,497
Net realized gains (losses) on investments		645,665		(115,720)
Net change in unrealized gains (losses) on investments		5,541,771		663,440
Net increase in net assets resulting from operations		7,527,333		1,665,217
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(1,328,062)
Class C		0		(237)
Class R4		0		(26,432)
Class R6		0		(398,495)
Administrator Class		0		(85,301)[1]
Total distributions to shareholders		0		(1,838,527)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	114,157	1,231,509	103,033	1,064,133
Class C	975	10,420	1,727	18,800
Class R4	14,890	167,403	27,331	283,588
Class R6	98,129	1,074,334	1,009,488	10,624,234
Administrator Class	20,075	218,160	115,764 [1]	1,167,486 [1]
		2,701,826		13,158,241
Reinvestment of distributions
Class A	0	0	128,420	1,324,923
Class C	0	0	22	237
Class R4	0	0	2,537	26,432
Class R6	0	0	38,196	398,495
Administrator Class	0	0	8,170 [1]	85,301 [1]
		0		1,835,388
Payment for shares redeemed
Class A	(343,516)	(3,691,076)	(316,459)	(3,273,441)
Class C	0	0	(11,958)	(122,935)
Class R4	(3,137)	(32,861)	(31,418)	(323,676)
Class R6	(656,166)	(6,988,349)	(992,904)	(10,210,747)
Administrator Class	(53,107)	(599,715)	(142,483)[1]	(1,487,255)[1]
		(11,312,001)		(15,418,054)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 87

Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	7,901,606	$81,377,252
Class R4	0	0	146,363	1,523,401
Class R6	0	0	1,136,407	11,849,166
Administrator Class	0	0	425,139	4,432,869
		0		99,182,688
Net increase (decrease) in net assets resulting from capital share transactions		(8,610,175)		98,758,263
Total increase (decrease) in net assets		(1,082,842)		98,584,953
Net assets
Beginning of period		111,318,819		12,733,866
End of period		$110,235,977		$111,318,819
The accompanying notes are an integral part of these financial statements.
88 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2040 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$3,031,194		$2,118,775
Net realized gains on investments		1,825,284		1,238,355
Net change in unrealized gains (losses) on investments		13,160,786		3,371,117
Net increase in net assets resulting from operations		18,017,264		6,728,247
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(3,265,710)
Class C		0		(15,536)
Class R4		0		(537,051)
Class R6		0		(758,275)
Administrator Class		0		(742,181)[1]
Total distributions to shareholders		0		(5,318,753)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	60,403	637,225	66,806	672,184
Class C	1,280	13,550	2,142	21,544
Class R4	180,892	1,921,827	193,838	1,992,163
Class R6	366,477	3,958,551	916,233	9,438,709
Administrator Class	79,354	849,531	84,913 [1]	854,834 [1]
		7,380,684		12,979,434
Reinvestment of distributions
Class A	0	0	318,425	3,229,869
Class C	0	0	1,527	15,536
Class R4	0	0	52,295	537,051
Class R6	0	0	73,687	757,596
Administrator Class	0	0	72,128 [1]	742,181 [1]
		0		5,282,233
Payment for shares redeemed
Class A	(515,100)	(5,452,061)	(757,332)	(7,659,740)
Class C	(2,930)	(30,815)	(20,875)	(209,302)
Class R4	(92,115)	(998,154)	(72,821)	(746,158)
Class R6	(444,540)	(4,677,359)	(1,183,201)	(11,920,231)
Administrator Class	(190,035)	(2,068,973)	(395,180)[1]	(4,068,439)[1]
		(13,227,362)		(24,603,870)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 89

Statements of changes in net assets

	Dynamic Target 2040 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	15,071,298	$152,034,700
Class C	0	0	74,765	757,759
Class R4	0	0	2,236,744	22,861,085
Class R6	0	0	2,646,873	27,085,233
Administrator Class	0	0	3,479,040	35,600,774
		0		238,339,551
Net increase (decrease) in net assets resulting from capital share transactions		(5,846,678)		231,997,348
Total increase in net assets		12,170,586		233,406,842
Net assets
Beginning of period		242,826,650		9,419,808
End of period		$254,997,236		$242,826,650
The accompanying notes are an integral part of these financial statements.
90 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$664,123		$543,798
Net realized gains on investments		409,472		256,760
Net change in unrealized gains (losses) on investments		2,964,434		257,748
Net increase in net assets resulting from operations		4,038,029		1,058,306
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(720,069)
Class C		0		(447)
Class R4		0		(15,842)
Class R6		0		(441,597)
Administrator Class		0		(28,210)[1]
Total distributions to shareholders		0		(1,206,165)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	46,345	492,687	53,360	541,227
Class C	1,636	17,286	791	8,090
Class R4	198	2,186	1,090	11,202
Class R6	113,246	1,233,095	754,464	7,812,862
Administrator Class	9,925	106,854	4,930 [1]	49,935 [1]
		1,852,108		8,423,316
Reinvestment of distributions
Class A	0	0	70,589	719,580
Class C	0	0	42	440
Class R4	0	0	1,538	15,842
Class R6	0	0	42,797	441,597
Administrator Class	0	0	2,732 [1]	28,210 [1]
		0		1,205,669
Payment for shares redeemed
Class A	(135,753)	(1,443,266)	(133,668)	(1,342,609)
Class C	(1,050)	(11,030)	(11,606)	(117,221)
Class R4	(3,165)	(35,030)	(21,118)	(215,375)
Class R6	(426,401)	(4,504,780)	(811,521)	(8,205,804)
Administrator Class	(2,831)	(30,152)	(11,224)[1]	(116,557)[1]
		(6,024,258)		(9,997,566)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 91

Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	3,201,742	$32,410,799
Class R4	0	0	75,045	767,652
Class R6	0	0	1,248,234	12,796,886
Administrator Class	0	0	124,675	1,278,171
		0		47,253,508
Net increase (decrease) in net assets resulting from capital share transactions		(4,172,150)		46,884,927
Total increase (decrease) in net assets		(134,121)		46,737,068
Net assets
Beginning of period		55,170,485		8,433,417
End of period		$55,036,364		$55,170,485
The accompanying notes are an integral part of these financial statements.
92 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2050 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$1,131,370		$805,766
Net realized gains on investments		872,003		783,265
Net change in unrealized gains (losses) on investments		5,231,017		1,201,833
Net increase in net assets resulting from operations		7,234,390		2,790,864
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(815,180)
Class C		0		(10,395)
Class R4		0		(265,984)
Class R6		0		(624,024)
Administrator Class		0		(441,824)[1]
Total distributions to shareholders		0		(2,157,407)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	40,357	434,952	48,944	498,212
Class C	569	6,060	0	0
Class R4	126,531	1,344,527	145,957	1,516,052
Class R6	396,739	4,350,934	733,826	7,638,231
Administrator Class	87,933	944,050	57,763 [1]	596,789 [1]
		7,080,523		10,249,284
Reinvestment of distributions
Class A	0	0	78,323	809,407
Class C	0	0	1,008	10,395
Class R4	0	0	25,558	265,984
Class R6	0	0	59,838	624,024
Administrator Class	0	0	42,333 [1]	441,824 [1]
		0		2,151,634
Payment for shares redeemed
Class A	(236,693)	(2,570,787)	(193,502)	(1,964,897)
Class C	(2,101)	(23,279)	(28,936)	(294,868)
Class R4	(95,491)	(1,039,503)	(155,512)	(1,627,335)
Class R6	(405,081)	(4,365,381)	(930,290)	(9,509,133)
Administrator Class	(263,285)	(2,890,764)	(140,844)[1]	(1,469,214)[1]
		(10,889,714)		(14,865,447)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 93

Statements of changes in net assets

	Dynamic Target 2050 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	3,418,379	$35,013,618
Class C	0	0	47,585	486,931
Class R4	0	0	1,044,217	10,778,604
Class R6	0	0	1,896,508	19,616,309
Administrator Class	0	0	1,818,108	18,805,393
		0		84,700,855
Net increase (decrease) in net assets resulting from capital share transactions		(3,809,191)		82,236,326
Total increase in net assets		3,425,199		82,869,783
Net assets
Beginning of period		90,499,361		7,629,578
End of period		$93,924,560		$90,499,361
The accompanying notes are an integral part of these financial statements.
94 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$219,932		$232,279
Net realized gains (losses) on investments		159,191		(157,648)
Net change in unrealized gains (losses) on investments		998,355		(219,694)
Net increase (decrease) in net assets resulting from operations		1,377,478		(145,063)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(62,142)
Class C		0		(15)
Class R4		0		(7,595)
Class R6		0		(123,968)
Administrator Class		0		(11,549)[1]
Total distributions to shareholders		0		(205,269)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	30,606	339,018	16,606	173,583
Class C	538	6,000	1,598	16,851
Class R4	7,992	91,481	11,063	116,326
Class R6	108,083	1,201,229	343,566	3,602,242
Administrator Class	11,786	130,225	5,527 [1]	57,290 [1]
		1,767,953		3,966,292
Reinvestment of distributions
Class A	0	0	6,098	62,056
Class C	0	0	1	15
Class R4	0	0	741	7,595
Class R6	0	0	12,065	123,968
Administrator Class	0	0	1,125 [1]	11,549 [1]
		0		205,183
Payment for shares redeemed
Class A	(32,541)	(352,280)	(37,386)	(381,257)
Class C	0	0	(11,598)	(118,188)
Class R4	(7,613)	(83,574)	(27,863)	(286,272)
Class R6	(181,483)	(1,979,137)	(624,096)	(6,416,352)
Administrator Class	(4,033)	(45,606)	(5,595)[1]	(58,035)[1]
		(2,460,597)		(7,260,104)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 95

Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	502,902	$5,150,930
Class R4	0	0	62,927	649,566
Class R6	0	0	579,734	5,992,884
Administrator Class	0	0	93,289	964,358
		0		12,757,738
Net increase (decrease) in net assets resulting from capital share transactions		(692,644)		9,669,109
Total increase in net assets		684,834		9,318,777
Net assets
Beginning of period		17,498,356		8,179,579
End of period		$18,183,190		$17,498,356
The accompanying notes are an integral part of these financial statements.
96 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2060 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
Operations
Net investment income		$169,516		$180,122
Net realized gains (losses) on investments		126,321		(164,750)
Net change in unrealized gains (losses) on investments		761,600		(223,356)
Net increase (decrease) in net assets resulting from operations		1,057,437		(207,984)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(15,234)
Class C		0		(1,121)
Class R4		0		(38,045)
Class R6		0		(76,686)
Administrator Class		0		(27,100)[1]
Total distributions to shareholders		0		(158,186)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,529	105,244	17,106	183,528
Class C	421	4,658	0	0
Class R4	31,381	339,764	59,840	631,280
Class R6	151,274	1,695,156	211,647	2,225,611
Administrator Class	51,352	570,159	32,899 [1]	342,625 [1]
		2,714,981		3,383,044
Reinvestment of distributions
Class A	0	0	1,493	15,234
Class C	0	0	110	1,121
Class R4	0	0	3,691	38,045
Class R6	0	0	7,431	76,686
Administrator Class	0	0	2,623 [1]	27,100 [1]
		0		158,186
Payment for shares redeemed
Class A	(4,783)	(52,955)	(21,965)	(228,546)
Class C	0	0	(15,071)	(155,407)
Class R4	(25,178)	(277,827)	(40,170)	(415,347)
Class R6	(94,159)	(1,032,214)	(619,851)	(6,432,004)
Administrator Class	(25,946)	(290,823)	(46,098)[1]	(479,956)[1]
		(1,653,819)		(7,711,260)
1 For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 97

Statements of changes in net assets

	Dynamic Target 2060 Fund
	Six months ended August 31, 2023 (unaudited)		Year ended February 28, 2023
	Shares		Shares
Net asset value of shares issued in acquisition
Class A	0	$0	91,064	$935,210
Class C	0	0	13,730	141,331
Class R4	0	0	242,449	2,517,681
Class R6	0	0	399,462	4,156,528
Administrator Class	0	0	204,111	2,123,841
		0		9,874,591
Net increase in net assets resulting from capital share transactions		1,061,162		5,704,561
Total increase in net assets		2,118,599		5,338,391
Net assets
Beginning of period		12,515,869		7,177,478
End of period		$14,634,468		$12,515,869
The accompanying notes are an integral part of these financial statements.
98 | Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2065 Fund
	Six months ended August 31, 2023 (unaudited)		YEAR ENDED February 28, 2023[1]
Operations
Net investment income		$72,924		$39,749
Net realized gains (losses) on investments		47,880		(222,512)
Net change in unrealized gains (losses) on investments		328,901		350,934
Net increase in net assets resulting from operations		449,705		168,171
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(425)
Class C		0		(425)
Class R4		0		(509)
Class R6		0		(25,479)
Administrator Class		0		(449)
Total distributions to shareholders		0		(27,287)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7	141	5,000	100,000
Class C	0	0	5,000	100,000
Class R4	728	15,628	6,202	125,346
Class R6	10,806	231,936	233,604	4,674,830
Administrator Class	133	2,961	5,000	100,000
		250,666		5,100,176
Reinvestment of distributions
Class A	0	0	21	425
Class C	0	0	21	425
Class R4	0	0	26	509
Class R6	0	0	1,288	25,479
Administrator Class	0	0	23	449
		0		27,287
Payment for shares redeemed
Class R4	(1,136)	(22,711)	0	0
Class R6	(1,450)	(31,687)	(55)	(1,157)
		(54,398)		(1,157)
Net increase in net assets resulting from capital share transactions		196,268		5,126,306
Total increase in net assets		645,973		5,267,190
Net assets
Beginning of period		5,267,190		0
End of period		$5,913,163		$5,267,190
1 For the period from September 13, 2022 (commencement of operations) to February 28, 2023
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 99

Financial highlights
Financial highlights

Dynamic Target Today Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.57	$10.61	$11.38	$10.60	$10.11	$10.82	$10.65
Net investment income	0.14	0.22	0.16	0.13	0.21 [3]	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.26	(1.17)	0.06	1.09	0.50	0.16	0.38
Total from investment operations	0.40	(0.95)	0.22	1.22	0.71	0.29	0.53
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.17)	(0.18)	(0.22)	(0.15)	(0.19)
Net realized gains	0.00	(0.00)[4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	0.00	(0.09)	(0.99)	(0.44)	(0.22)	(1.00)	(0.36)
Net asset value, end of period	$9.97	$9.57	$10.61	$11.38	$10.60	$10.11	$10.82
Total return[5]	4.18%	(8.93)%	1.53%	11.47%	6.95%	3.16%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.99%*	0.95%♦,*	2.32%*	2.98%*	3.37%*	4.39%*	4.39%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.59%*	0.48%^
Net investment income	2.79%*	2.05%*	1.46%*	1.58%*	1.95%*	1.75%*	1.37%
Supplemental data
Portfolio turnover rate[6]	22%	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$49,921	$49,775	$667	$662	$1,022	$400	$384

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
100 | Target Date Retirement Funds

Financial highlights

Dynamic Target Today Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.57	$10.62	$11.45	$10.56	$10.08	$10.76	$10.58
Net investment income	0.13	0.19	0.08	0.08	0.14	0.08	0.07
Payment from affiliate	0.00	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.24	(1.18)	0.05	1.05	0.48	0.15	0.38
Total from investment operations	0.37	(0.99)	0.13	1.29	0.62	0.23	0.45
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.14)	(0.14)	(0.14)	(0.06)	(0.10)
Net realized gains	0.00	(0.00)[3]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	0.00	(0.06)	(0.96)	(0.40)	(0.14)	(0.91)	(0.27)
Net asset value, end of period	$9.94	$9.57	$10.62	$11.45	$10.56	$10.08	$10.76
Total return[4]	3.87%	(9.28)%	0.78%	12.31%[5]	6.11%	2.60%	4.25%
Ratios to average net assets (annualized)
Gross expenses	1.72%*	2.39%♦,*	2.52%*	3.30%*	4.02%*	5.14%*	5.14%^
Net expenses	1.34%*	0.99%♦,*	1.42%*	1.43%*	1.41%*	1.34%*	1.24%^
Net investment income	2.05%*	1.80%*	0.69%*	0.74%*	1.33%*	0.99%*	0.65%
Supplemental data
Portfolio turnover rate[6]	22%	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$115	$140	$129	$120	$107	$102	$109

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.09%
Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.55% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 101

Financial highlights

Dynamic Target Today Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.61	$10.63	$11.39	$10.62	$10.10	$10.81	$10.63
Net investment income	0.15	0.23 [3]	0.20	0.20	0.25	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.27	(1.15)	0.05	1.05	0.49	0.16	0.38
Total from investment operations	0.42	(0.92)	0.25	1.25	0.74	0.32	0.56
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.19)	(0.22)	(0.22)	(0.18)	(0.21)
Net realized gains	0.00	(0.00)[4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	0.00	(0.10)	(1.01)	(0.48)	(0.22)	(1.03)	(0.38)
Net asset value, end of period	$10.03	$9.61	$10.63	$11.39	$10.62	$10.10	$10.81
Total return[5]	4.37%	(8.64)%	1.86%	11.81%	7.33%	3.42%	5.27%
Ratios to average net assets (annualized)
Gross expenses	0.72%*	0.77%♦,*	2.02%*	2.65%*	3.17%*	4.11%*	4.11%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.31%*	0.22%^
Net investment income	3.09%*	2.37%*	1.75%*	1.82%*	2.38%*	2.02%*	1.67%
Supplemental data
Portfolio turnover rate[6]	22%	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$1,873	$1,640	$119	$117	$109	$104	$111

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.09%
Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.08%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
102 | Target Date Retirement Funds

Financial highlights

Dynamic Target Today Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.63	$10.64	$11.39	$10.62	$10.10	$10.82	$10.64
Net investment income	0.23	0.36	0.20	0.21	0.27 [3]	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.20	(1.27)	0.08	1.05	0.49	0.15	0.38
Total from investment operations	0.43	(0.91)	0.28	1.26	0.76	0.32	0.58
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.21)	(0.23)	(0.24)	(0.19)	(0.23)
Net realized gains	0.00	(0.00)[4]	(0.82)	(0.26)	0.00	(0.85)	(0.17)
Total distributions to shareholders	0.00	(0.10)	(1.03)	(0.49)	(0.24)	(1.04)	(0.40)
Net asset value, end of period	$10.06	$9.63	$10.64	$11.39	$10.62	$10.10	$10.82
Total return[5]	4.47%	(8.50)%	2.09%	11.96%	7.48%	3.49%	5.42%
Ratios to average net assets (annualized)
Gross expenses	0.57%*	1.44%♦,*	1.88%*	2.52%*	3.02%*	3.97%*	3.96%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.16%*	0.07%^
Net investment income	3.26%*	2.71%*	1.91%*	1.96%*	2.51%*	2.17%*	1.82%
Supplemental data
Portfolio turnover rate[6]	22%	89%	101%	87%	39%	48%	94%
Net assets, end of period (000s omitted)	$3,170	$3,677	$6,207	$6,093	$5,545	$4,785	$5,123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 103

Financial highlights

Dynamic Target Today Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$9.62	$9.81
Net investment income	0.14	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.27	(0.20)
Total from investment operations	0.41	(0.10)
Distributions to shareholders from
Net investment income	0.00	(0.09)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	0.00	(0.09)
Net asset value, end of period	$10.03	$9.62
Total return[4]	4.26%	(0.96)%
Ratios to average net assets (annualized)
Gross expenses	0.92%*	0.85%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.87%*	2.15%*
Supplemental data
Portfolio turnover rate[5]	22%	89%
Net assets, end of period (000s omitted)	$9,897	$8,539

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023[1]	0.10%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
104 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2015 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.62	$10.65	$11.41	$10.40	$9.99	$11.06	$10.76
Net investment income	0.14 [3]	0.19 [3]	0.17	0.17	0.22	0.12	0.15 [3]
Net realized and unrealized gains (losses) on investments	0.30	(1.12)	0.16	1.17	0.41	0.15	0.56
Total from investment operations	0.44	(0.93)	0.33	1.34	0.63	0.27	0.71
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.16)	(0.18)	(0.22)	(0.13)	(0.19)
Net realized gains	0.00	(0.00)[4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	0.00	(0.10)	(1.09)	(0.33)	(0.22)	(1.34)	(0.41)
Net asset value, end of period	$10.06	$9.62	$10.65	$11.41	$10.40	$9.99	$11.06
Total return[5]	4.57%	(8.64)%	2.44%	12.95%	6.22%	3.09%	6.62%
Ratios to average net assets (annualized)
Gross expenses	1.32%*	1.28%♦,*	2.45%*	3.39%*	3.63%*	4.23%*	4.14%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.66%*	0.65%*	0.61%*	0.51%^
Net investment income	2.75%*	1.99%*	1.44%*	1.49%*	2.00%*	1.50%*	1.33%
Supplemental data
Portfolio turnover rate[6]	22%	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$21,805	$22,309	$733	$578	$460	$390	$456

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 105

Financial highlights

Dynamic Target 2015 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.62	$10.65	$11.48	$10.35	$9.96	$11.01	$10.71
Net investment income	0.11 [3]	0.18	0.08	0.08	0.13	0.06	0.06
Payment from affiliate	0.00	0.00	0.00	0.17	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.30	(1.13)	0.15	1.17	0.42	0.15	0.56
Total from investment operations	0.41	(0.95)	0.23	1.42	0.55	0.21	0.62
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.13)	(0.14)	(0.16)	(0.05)	(0.10)
Net realized gains	0.00	(0.00)[4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	0.00	(0.08)	(1.06)	(0.29)	(0.16)	(1.26)	(0.32)
Net asset value, end of period	$10.03	$9.62	$10.65	$11.48	$10.35	$9.96	$11.01
Total return[5]	4.26%	(8.92)%	1.60%	13.78%[6]	5.49%	2.46%	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.32%*	2.70%♦,*	2.63%*	3.74%*	4.19%*	4.97%*	4.89%^
Net expenses	1.20%*	0.92%♦,*	1.42%*	1.43%*	1.42%*	1.36%*	1.27%^
Net investment income	2.15%*	1.84%*	0.67%*	0.73%*	1.26%*	0.76%*	0.52%
Supplemental data
Portfolio turnover rate[7]	22%	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$113	$108	$119	$117	$105	$101	$112

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.08%
Year ended February 28, 2023	0.09%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
106 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2015 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.71	$10.65	$11.41	$10.40	$9.99	$11.07	$10.75
Net investment income	0.16 [3]	0.26 [3]	0.19	0.19	0.24	0.15	0.17
Net realized and unrealized gains (losses) on investments	0.30	(1.18)	0.17	1.18	0.42	0.14	0.58
Total from investment operations	0.46	(0.92)	0.36	1.37	0.66	0.29	0.75
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.19)	(0.21)	(0.25)	(0.16)	(0.21)
Net realized gains	0.00	(0.00)[4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	0.00	(0.02)	(1.12)	(0.36)	(0.25)	(1.37)	(0.43)
Net asset value, end of period	$10.17	$9.71	$10.65	$11.41	$10.40	$9.99	$11.07
Total return[5]	4.74%	(8.55)%	2.69%	13.27%	6.51%	3.30%	7.01%
Ratios to average net assets (annualized)
Gross expenses	1.04%*	2.18%♦,*	2.15%*	3.10%*	3.34%*	3.94%*	3.86%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.31%*	0.23%^
Net investment income	3.09%*	2.61%*	1.73%*	1.79%*	2.31%*	1.77%*	1.56%
Supplemental data
Portfolio turnover rate[6]	22%	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$15	$14	$121	$118	$107	$103	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.09%
Year ended February 28, 2023	0.08%
Year ended February 28, 2022	0.08%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 107

Financial highlights

Dynamic Target 2015 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.67	$10.66	$11.42	$10.41	$9.99	$11.07	$10.76
Net investment income	0.16 [3]	0.27 [3]	0.21	0.21	0.26	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.30	(1.14)	0.17	1.18	0.42	0.15	0.57
Total from investment operations	0.46	(0.87)	0.38	1.39	0.68	0.31	0.76
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.21)	(0.23)	(0.26)	(0.18)	(0.23)
Net realized gains	0.00	(0.00)[4]	(0.93)	(0.15)	0.00	(1.21)	(0.22)
Total distributions to shareholders	0.00	(0.12)	(1.14)	(0.38)	(0.26)	(1.39)	(0.45)
Net asset value, end of period	$10.13	$9.67	$10.66	$11.42	$10.41	$9.99	$11.07
Total return[5]	4.76%	(8.16)%	2.83%	13.41%	6.77%	3.47%	7.06%
Ratios to average net assets (annualized)
Gross expenses	0.89%*	1.83%♦,*	2.02%*	2.96%*	3.20%*	3.80%*	3.71%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.16%*	0.07%^
Net investment income	3.22%*	2.70%*	1.89%*	1.94%*	2.46%*	1.91%*	1.72%
Supplemental data
Portfolio turnover rate[6]	22%	87%	97%	87%	38%	45%	82%
Net assets, end of period (000s omitted)	$1,378	$1,940	$5,570	$5,417	$4,937	$4,740	$5,253

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
108 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2015 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$9.66	$9.80
Net investment income	0.14 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.30	(0.13)
Total from investment operations	0.44	(0.03)
Distributions to shareholders from
Net investment income	0.00	(0.11)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	0.00	(0.11)
Net asset value, end of period	$10.10	$9.66
Total return[4]	4.55%	(0.27)%
Ratios to average net assets (annualized)
Gross expenses	1.23%*	1.14%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.85%*	2.08%*
Supplemental data
Portfolio turnover rate[5]	22%	87%
Net assets, end of period (000s omitted)	$2,793	$2,700

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023[1]	0.10%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 109

Financial highlights

Dynamic Target 2020 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.74	$10.78	$11.57	$10.28	$9.95	$11.18	$10.78
Net investment income	0.13 [3]	0.16	0.17	0.14	0.19 [3]	0.11	0.14
Net realized and unrealized gains (losses) on investments	0.36	(1.12)	0.24	1.40	0.35	0.18	0.70
Total from investment operations	0.49	(0.96)	0.41	1.54	0.54	0.29	0.84
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.16)	(0.18)	(0.21)	(0.12)	(0.19)
Net realized gains	0.00	(0.00)[4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	0.00	(0.08)	(1.20)	(0.25)	(0.21)	(1.52)	(0.44)
Net asset value, end of period	$10.23	$9.74	$10.78	$11.57	$10.28	$9.95	$11.18
Total return[5]	5.03%	(8.89)%	3.02%	15.03%	5.31%	3.33%	7.80%
Ratios to average net assets (annualized)
Gross expenses	0.82%*	0.81%♦,*	2.13%*	2.89%*	3.27%*	4.04%*	3.96%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.67%*	0.61%*	0.52%^
Net investment income	2.68%*	1.91%*	1.40%*	1.45%*	1.81%*	1.38%*	1.15%
Supplemental data
Portfolio turnover rate[6]	23%	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$97,481	$97,039	$1,577	$1,448	$1,435	$623	$540

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
110 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2020 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.74	$10.82	$11.66	$10.28	$9.95	$11.15	$10.76
Net investment income	0.10 [3]	0.12 [3]	0.08 [3]	0.07	0.13	0.06	0.05
Payment from affiliate	0.00	0.00	0.00	0.13	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.36	(1.12)	0.24	1.39	0.33	0.17	0.69
Total from investment operations	0.46	(1.00)	0.32	1.59	0.46	0.23	0.74
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.12)	(0.14)	(0.13)	(0.03)	(0.10)
Net realized gains	0.00	(0.00)[4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	0.00	(0.08)	(1.16)	(0.21)	(0.13)	(1.43)	(0.35)
Net asset value, end of period	$10.20	$9.74	$10.82	$11.66	$10.28	$9.95	$11.15
Total return[5]	4.72%	(9.26)%	2.23%	15.52%[6]	4.61%	2.72%	6.89%
Ratios to average net assets (annualized)
Gross expenses	1.57%*	1.67%♦,*	2.46%*	3.30%*	3.88%*	4.79%*	4.71%^
Net expenses	1.35%*	1.26%♦,*	1.43%*	1.43%*	1.42%*	1.37%*	1.28%^
Net investment income	1.94%*	1.26%*	0.66%*	0.62%*	1.21%*	0.66%*	0.43%
Supplemental data
Portfolio turnover rate[7]	23%	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$622	$961	$122	$154	$105	$102	$114

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.33% on the total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 111

Financial highlights

Dynamic Target 2020 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.83	$10.86	$11.64	$10.34	$9.99	$11.22	$10.82
Net investment income	0.15 [3]	0.21 [3]	0.19	0.19	0.24	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.36	(1.15)	0.26	1.38	0.33	0.17	0.69
Total from investment operations	0.51	(0.94)	0.45	1.57	0.57	0.31	0.86
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.19)	(0.20)	(0.22)	(0.14)	(0.21)
Net realized gains	0.00	(0.00)[4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	0.00	(0.09)	(1.23)	(0.27)	(0.22)	(1.54)	(0.46)
Net asset value, end of period	$10.34	$9.83	$10.86	$11.64	$10.34	$9.99	$11.22
Total return[5]	5.19%	(8.65)%	3.34%	15.32%	5.62%	3.59%	8.03%
Ratios to average net assets (annualized)
Gross expenses	0.55%*	0.53%♦,*	1.83%*	2.60%*	3.03%*	3.77%*	3.68%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.32%*	0.24%^
Net investment income	2.98%*	2.20%*	1.70%*	1.72%*	2.26%*	1.71%*	1.47%
Supplemental data
Portfolio turnover rate[6]	23%	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$9,194	$8,583	$125	$121	$107	$103	$116

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
112 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2020 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$9.85	$10.87	$11.65	$10.34	$9.99	$11.23	$10.82
Net investment income	0.16 [3]	0.25 [3]	0.20	0.20	0.25	0.15	0.18
Net realized and unrealized gains (losses) on investments	0.36	(1.18)	0.26	1.40	0.34	0.17	0.71
Total from investment operations	0.52	(0.93)	0.46	1.60	0.59	0.32	0.89
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.20)	(0.22)	(0.24)	(0.16)	(0.23)
Net realized gains	0.00	(0.00)[4]	(1.04)	(0.07)	0.00	(1.40)	(0.25)
Total distributions to shareholders	0.00	(0.09)	(1.24)	(0.29)	(0.24)	(1.56)	(0.48)
Net asset value, end of period	$10.37	$9.85	$10.87	$11.65	$10.34	$9.99	$11.23
Total return[5]	5.28%	(8.51)%	3.48%	15.58%	5.77%	3.65%	8.03%
Ratios to average net assets (annualized)
Gross expenses	0.40%*	0.89%♦,*	1.70%*	2.46%*	2.90%*	3.63%*	3.53%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.17%*	0.08%^
Net investment income	3.10%*	2.53%*	1.84%*	1.87%*	2.40%*	1.86%*	1.63%
Supplemental data
Portfolio turnover rate[6]	23%	85%	92%	87%	38%	42%	72%
Net assets, end of period (000s omitted)	$9,449	$7,732	$6,348	$5,891	$5,118	$4,767	$5,359

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 113

Financial highlights

Dynamic Target 2020 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$9.84	$9.94
Net investment income	0.14 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.37	(0.12)
Total from investment operations	0.51	(0.02)
Distributions to shareholders from
Net investment income	0.00	(0.08)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	0.00	(0.08)
Net asset value, end of period	$10.35	$9.84
Total return[4]	5.18%	(0.16)%
Ratios to average net assets (annualized)
Gross expenses	0.75%*	0.71%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.81%*	1.99%*
Supplemental data
Portfolio turnover rate[5]	23%	85%
Net assets, end of period (000s omitted)	$20,248	$22,969

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023[1]	0.10%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
114 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2025 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.32	$11.32	$12.08	$10.36	$10.10	$11.38	$10.87
Net investment income	0.14 [3]	0.11	0.17 [3]	0.18	0.19	0.10	0.11 [3]
Net realized and unrealized gains (losses) on investments	0.45	(1.02)	0.35	1.77	0.25	0.12	0.87
Total from investment operations	0.59	(0.91)	0.52	1.95	0.44	0.22	0.98
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.16)	(0.18)	(0.18)	(0.10)	(0.19)
Net realized gains	0.00	(0.00)[4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	0.00	(0.09)	(1.28)	(0.23)	(0.18)	(1.50)	(0.47)
Net asset value, end of period	$10.91	$10.32	$11.32	$12.08	$10.36	$10.10	$11.38
Total return[5]	5.72%	(8.02)%	3.77%	18.83%	4.29%	2.76%	9.07%
Ratios to average net assets (annualized)
Gross expenses	0.90%*	0.89%♦,*	1.50%*	2.21%*	2.72%*	3.81%*	4.06%^
Net expenses	0.60%*	0.60%♦,*	0.64%*	0.66%*	0.66%*	0.60%*	0.52%^
Net investment income	2.57%*	1.81%*	1.31%*	1.44%*	1.88%*	1.31%*	1.00%
Supplemental data
Portfolio turnover rate[6]	24%	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$65,519	$65,686	$5,354	$3,744	$2,856	$1,929	$1,497

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 115

Financial highlights

Dynamic Target 2025 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.66	$11.37	$12.19	$10.35	$10.10	$11.35	$10.84
Net investment income	0.12 [3]	0.26 [3]	0.07	0.08	0.12	0.05	0.04
Payment from affiliate	0.00	0.00	0.00	0.16	0.00	0.00	0
Net realized and unrealized gains (losses) on investments	0.47	(0.97)	0.35	1.78	0.24	0.12	0.85
Total from investment operations	0.59	(0.71)	0.42	2.02	0.36	0.17	0.89
Distributions to shareholders from
Net investment income	0.00	0.00	(0.12)	(0.13)	(0.11)	(0.02)	(0.10)
Net realized gains	0.00	(0.00)[4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	0.00	0.00	(1.24)	(0.18)	(0.11)	(1.42)	(0.38)
Net asset value, end of period	$11.25	$10.66	$11.37	$12.19	$10.35	$10.10	$11.35
Total return[5]	5.53%	(6.24)%[6]	2.92%	19.55%[7]	3.55%	2.17%	8.24%
Ratios to average net assets (annualized)
Gross expenses	1.02%*	2.23%♦,*	1.74%*	2.60%*	3.34%*	4.56%*	4.88%^
Net expenses	0.96%*	0.20%♦,*	1.43%*	1.43%*	1.42%*	1.36%*	1.28%^
Net investment income	2.24%*	2.48%*	0.57%*	0.70%*	1.17%*	0.56%*	0.36%
Supplemental data
Portfolio turnover rate[8]	24%	89%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$75	$28	$132	$137	$125	$130	$130

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.05%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2023, the Fund received payments from a service provider which had a 0.61% impact on the total return.
[7]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return.
[8]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
116 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2025 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.41	$11.40	$12.15	$10.42	$10.14	$11.42	$10.90
Net investment income	0.16 [3]	0.22 [3]	0.19	0.19	0.24	0.14	0.16
Net realized and unrealized gains (losses) on investments	0.45	(1.11)	0.37	1.81	0.25	0.11	0.85
Total from investment operations	0.61	(0.89)	0.56	2.00	0.49	0.25	1.01
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.19)	(0.22)	(0.21)	(0.13)	(0.21)
Net realized gains	0.00	(0.00)[4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	0.00	(0.10)	(1.31)	(0.27)	(0.21)	(1.53)	(0.49)
Net asset value, end of period	$11.02	$10.41	$11.40	$12.15	$10.42	$10.14	$11.42
Total return[5]	5.86%	(7.78)%	4.03%	19.18%	4.68%	2.96%	9.33%
Ratios to average net assets (annualized)
Gross expenses	0.63%*	0.67%♦,*	1.21%*	1.91%*	2.45%*	3.53%*	3.85%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.31%*	0.24%^
Net investment income	2.88%*	2.15%*	1.62%*	1.75%*	2.22%*	1.62%*	1.41%
Supplemental data
Portfolio turnover rate[6]	24%	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$700	$678	$131	$126	$108	$105	$118

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 117

Financial highlights

Dynamic Target 2025 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.43	$11.41	$12.16	$10.43	$10.15	$11.43	$10.91
Net investment income	0.16 [3]	0.25 [3]	0.22	0.20	0.25 [3]	0.15	0.18
Net realized and unrealized gains (losses) on investments	0.46	(1.12)	0.36	1.81	0.25	0.11	0.85
Total from investment operations	0.62	(0.87)	0.58	2.01	0.50	0.26	1.03
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.21)	(0.23)	(0.22)	(0.14)	(0.23)
Net realized gains	0.00	(0.00)[4]	(1.12)	(0.05)	0.00	(1.40)	(0.28)
Total distributions to shareholders	0.00	(0.11)	(1.33)	(0.28)	(0.22)	(1.54)	(0.51)
Net asset value, end of period	$11.05	$10.43	$11.41	$12.16	$10.43	$10.15	$11.43
Total return[5]	5.94%	7.63%	4.17%	19.33%	4.83%	3.13%	9.48%
Ratios to average net assets (annualized)
Gross expenses	0.47%*	0.63%♦,*	1.08%*	1.77%*	2.29%*	3.39%*	3.70%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.22%*	0.16%*	0.09%^
Net investment income	3.04%*	2.37%*	1.78%*	1.89%*	2.31%*	1.77%*	1.56%
Supplemental data
Portfolio turnover rate[6]	24%	81%	89%	85%	37%	41%	62%
Net assets, end of period (000s omitted)	$13,352	$17,173	$8,197	$7,958	$6,635	$4,838	$5,451

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
118 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2025 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.42	$10.44
Net investment income	0.14 [2]	0.10 [2]
Net realized and unrealized gains (losses) on investments	0.46	(0.02)
Total from investment operations	0.60	0.08
Distributions to shareholders from
Net investment income	0.00	(0.10)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	0.00	(0.10)
Net asset value, end of period	$11.02	$10.42
Total return[4]	5.76%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.83%*	0.76%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.68%*	1.89%*
Supplemental data
Portfolio turnover rate[5]	24%	81%
Net assets, end of period (000s omitted)	$5,895	$5,782

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023[1]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 119

Financial highlights

Dynamic Target 2030 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.39	$11.36	$12.15	$10.11	$9.94	$11.54	$10.92
Net investment income	0.13	0.17 [3]	0.16 [3]	0.15	0.18	0.11	0.13
Net realized and unrealized gains (losses) on investments	0.55	(0.98)	0.41	2.09	0.17	0.12	0.98
Total from investment operations	0.68	(0.81)	0.57	2.24	0.35	0.23	1.11
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.16)	(0.16)	(0.18)	(0.09)	(0.19)
Net realized gains	0.00	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	0.00	(0.16)	(1.36)	(0.20)	(0.18)	(1.83)	(0.49)
Net asset value, end of period	$11.07	$10.39	$11.36	$12.15	$10.11	$9.94	$11.54
Total return[4]	6.54%	(7.11)%	4.07%	22.30%	3.40%	2.99%	10.30%
Ratios to average net assets (annualized)
Gross expenses	0.77%*	0.78%♦,*	1.57%*	2.32%*	2.94%*	4.08%*	4.20%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.60%*	0.53%^
Net investment income	2.44%*	1.70%*	1.26%*	1.37%*	1.77%*	1.23%*	1.08%
Supplemental data
Portfolio turnover rate[5]	26%	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$135,254	$130,399	$4,472	$3,340	$2,317	$1,010	$917

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
120 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2030 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.39	$11.38	$12.24	$10.10	$9.88	$11.52	$10.90
Net investment income	0.10	0.11	0.06	0.07	0.12	0.05	0.03
Payment from affiliate	0.00	0.00	0.00	0.13	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.54	(0.94)	0.40	2.10	0.15	0.11	0.99
Total from investment operations	0.64	(0.83)	0.46	2.30	0.27	0.16	1.02
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.12)	(0.12)	(0.05)	(0.06)	(0.10)
Net realized gains	0.00	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	0.00	(0.16)	(1.32)	(0.16)	(0.05)	(1.80)	(0.40)
Net asset value, end of period	$11.03	$10.39	$11.38	$12.24	$10.10	$9.88	$11.52
Total return[3]	6.16%	(7.31)%	3.19%	22.95%[4]	2.74%	2.32%	9.43%
Ratios to average net assets (annualized)
Gross expenses	1.51%*	1.63%♦,*	1.80%*	2.69%*	3.62%*	4.81%*	4.95%
Net expenses	1.35%*	1.20%♦,*	1.43%*	1.43%*	1.42%*	1.35%*	1.29%^
Net investment income	1.72%*	1.16%*	0.50%*	0.65%*	1.17%*	0.49%*	0.27%
Supplemental data
Portfolio turnover rate[5]	26%	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$451	$632	$139	$126	$104	$153	$119

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.34% impact on the total return.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 121

Financial highlights

Dynamic Target 2030 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.52	$11.47	$12.25	$10.18	$9.99	$11.59	$10.96
Net investment income	0.15	0.21 [3]	0.20 [3]	0.19	0.23	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.56	(0.99)	0.40	2.11	0.16	0.12	0.99
Total from investment operations	0.71	(0.78)	0.60	2.30	0.39	0.25	1.14
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.18)	(0.19)	(0.20)	(0.11)	(0.21)
Net realized gains	0.00	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	0.00	(0.17)	(1.38)	(0.23)	(0.20)	(1.85)	(0.51)
Net asset value, end of period	$11.23	$10.52	$11.47	$12.25	$10.18	$9.99	$11.59
Total return[4]	6.75%	(6.77)%	4.32%	22.70%	3.74%	3.19%	10.53%
Ratios to average net assets (annualized)
Gross expenses	0.50%*	0.49%♦,*	1.28%*	2.04%*	2.70%*	3.80%*	3.92%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.31%*	0.25%^
Net investment income	2.75%*	2.00%*	1.57%*	1.70%*	2.17%*	1.51%*	1.32%
Supplemental data
Portfolio turnover rate[5]	26%	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$21,213	$19,080	$133	$127	$106	$104	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
122 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2030 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.54	$11.49	$12.26	$10.19	$9.99	$11.60	$10.96
Net investment income	0.16	0.23 [3]	0.22 [3]	0.16	0.24	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.56	(1.00)	0.41	2.16	0.17	0.12	1.00
Total from investment operations	0.72	(0.77)	0.63	2.32	0.41	0.26	1.17
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.20)	(0.21)	(0.21)	(0.13)	(0.23)
Net realized gains	0.00	(0.09)	(1.20)	(0.04)	0.00	(1.74)	(0.30)
Total distributions to shareholders	0.00	(0.18)	(1.40)	(0.25)	(0.21)	(1.87)	(0.53)
Net asset value, end of period	$11.26	$10.54	$11.49	$12.26	$10.19	$9.99	$11.60
Total return[4]	6.83%	(6.71)%	4.54%	22.85%	3.99%	3.26%	10.77%
Ratios to average net assets (annualized)
Gross expenses	0.35%*	0.49%♦,*	1.14%*	1.90%*	2.54%*	3.66%*	3.77%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.22%*	0.16%*	0.09%^
Net investment income	2.88%*	2.23%*	1.71%*	1.84%*	2.29%*	1.66%*	1.47%
Supplemental data
Portfolio turnover rate[5]	26%	80%	84%	85%	36%	37%	53%
Net assets, end of period (000s omitted)	$29,878	$31,145	$8,833	$7,513	$5,543	$4,775	$5,544

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 123

Financial highlights

Dynamic Target 2030 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.54	$10.49
Net investment income	0.15	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.54	0.13
Total from investment operations	0.69	0.22
Distributions to shareholders from
Net investment income	0.00	(0.08)
Net realized gains	0.00	(0.09)
Total distributions to shareholders	0.00	(0.17)
Net asset value, end of period	$11.23	$10.54
Total return[3]	6.55%	2.06%
Ratios to average net assets (annualized)
Gross expenses	0.70%*	0.68%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.56%*	1.81%*
Supplemental data
Portfolio turnover rate[4]	26%	80%
Net assets, end of period (000s omitted)	$42,548	$43,278

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023[1]	0.11%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
124 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2035 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.41	$11.36	$12.22	$9.95	$9.84	$11.66	$10.97
Net investment income	0.13 [3]	0.17 [3]	0.02	0.14	0.18	0.09	0.11
Net realized and unrealized gains (losses) on investments	0.61	(0.95)	0.54	2.30	0.09	0.14	1.11
Total from investment operations	0.74	(0.78)	0.56	2.44	0.27	0.23	1.22
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.15)	(0.17)	(0.16)	(0.08)	(0.19)
Net realized gains	0.00	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	0.00	(0.17)	(1.42)	(0.17)	(0.16)	(2.05)	(0.53)
Net asset value, end of period	$11.15	$10.41	$11.36	$12.22	$9.95	$9.84	$11.66
Total return[4]	7.11%	(6.88)%	4.00%	24.45%	2.65%	3.13%	11.24%
Ratios to average net assets (annualized)
Gross expenses	0.87%*	0.85%♦,*	1.65%*	2.41%*	3.12%*	4.34%*	4.32%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.60%*	0.53%^
Net investment income	2.36%*	1.63%*	1.25%*	1.30%*	1.81%*	1.16%*	0.99%
Supplemental data
Portfolio turnover rate[5]	27%	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$86,447	$83,061	$1,860	$1,464	$733	$521	$453

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 125

Financial highlights

Dynamic Target 2035 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.59	$11.42	$12.33	$9.93	$9.83	$11.63	$10.95
Net investment income (loss)	0.09 [3]	0.21 [3]	(0.03)	0.07	0.11	0.03	0.02
Payment from affiliate	0.00	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.63	(0.95)	0.51	2.29	0.09	0.14	1.10
Total from investment operations	0.72	(0.74)	0.48	2.52	0.20	0.17	1.12
Distributions to shareholders from
Net investment income	0.00	0.00	(0.12)	(0.12)	(0.10)	0.00	(0.10)
Net realized gains	0.00	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	0.00	(0.09)	(1.39)	(0.12)	(0.10)	(1.97)	(0.44)
Net asset value, end of period	$11.31	$10.59	$11.42	$12.33	$9.93	$9.83	$11.63
Total return[4]	6.80%	(6.48)%	3.27%	25.39%[5]	1.99%	2.55%	10.30%
Ratios to average net assets (annualized)
Gross expenses	1.56%*	2.29%♦,*	1.92%*	2.78%*	3.71%*	5.08%*	5.07%^
Net expenses	1.34%*	0.50%♦,*	1.43%*	1.43%*	1.42%*	1.36%*	1.29%^
Net investment income	1.61%*	1.99%*	0.48%*	0.62%*	1.09%*	0.37%*	0.21%
Supplemental data
Portfolio turnover rate[6]	27%	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$59	$45	$165	$135	$107	$102	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.10%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.14%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which a 1.66% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
126 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2035 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.53	$11.47	$12.31	$10.02	$9.89	$11.71	$11.00
Net investment income	0.15 [3]	0.20 [3]	0.13	0.18	0.22	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.62	(0.96)	0.48	2.30	0.09	0.13	1.11
Total from investment operations	0.77	(0.76)	0.61	2.48	0.31	0.25	1.26
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.18)	(0.19)	(0.18)	(0.10)	(0.21)
Net realized gains	0.00	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	0.00	(0.18)	(1.45)	(0.19)	(0.18)	(2.07)	(0.55)
Net asset value, end of period	$11.30	$10.53	$11.47	$12.31	$10.02	$9.89	$11.71
Total return[4]	7.31%	(6.64)%	4.35%	24.82%	3.05%	3.34%	11.59%
Ratios to average net assets (annualized)
Gross expenses	0.59%*	0.61%♦,*	1.36%*	2.12%*	2.86%*	4.06%*	4.04%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.31%*	0.25%^
Net investment income	2.66%*	1.95%*	1.56%*	1.68%*	2.15%*	1.42%*	1.26%
Supplemental data
Portfolio turnover rate[5]	27%	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$1,900	$1,647	$133	$128	$104	$103	$122

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 127

Financial highlights

Dynamic Target 2035 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.55	$11.48	$12.32	$10.02	$9.89	$11.72	$11.01
Net investment income	0.16 [3]	0.23 [3]	0.11	0.19	0.23 [3]	0.13	0.16
Net realized and unrealized gains (losses) on investments	0.62	(0.98)	0.52	2.32	0.10	0.13	1.12
Total from investment operations	0.78	(0.75)	0.63	2.51	0.33	0.26	1.28
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.20)	(0.21)	(0.20)	(0.12)	(0.23)
Net realized gains	0.00	(0.09)	(1.27)	0.00	0.00	(1.97)	(0.34)
Total distributions to shareholders	0.00	(0.18)	(1.47)	(0.21)	(0.20)	(2.09)	(0.57)
Net asset value, end of period	$11.33	$10.55	$11.48	$12.32	$10.02	$9.89	$11.72
Total return[4]	7.39%	(6.50)%	4.49%	25.09%	3.19%	3.41%	11.73%
Ratios to average net assets (annualized)
Gross expenses	0.44%*	0.67%♦,*	1.22%*	1.96%*	2.66%*	3.91%*	3.89%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.22%*	0.16%*	0.09%^
Net investment income	2.83%*	2.19%*	1.70%*	1.81%*	2.22%*	1.57%*	1.41%
Supplemental data
Portfolio turnover rate[5]	27%	75%	81%	85%	36%	34%	44%
Net assets, end of period (000s omitted)	$17,607	$22,279	$10,575	$9,185	$6,780	$4,734	$5,608

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
128 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2035 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.54	$10.43
Net investment income	0.14 [2]	0.09
Net realized and unrealized gains (losses) on investments	0.62	0.19
Total from investment operations	0.76	0.28
Distributions to shareholders from
Net investment income	0.00	(0.08)
Net realized gains	0.00	(0.09)
Total distributions to shareholders	0.00	(0.17)
Net asset value, end of period	$11.30	$10.54
Total return[3]	7.21%	2.71%
Ratios to average net assets (annualized)
Gross expenses	0.79%*	0.74%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.48%*	1.73%*
Supplemental data
Portfolio turnover rate[4]	27%	75%
Net assets, end of period (000s omitted)	$4,222	$4,286

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 129

Financial highlights

Dynamic Target 2040 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.19	$11.21	$12.08	$9.83	$9.77	$11.74	$11.00
Net investment income	0.13	0.16	0.13	0.15	0.16	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.63	(0.96)	0.48	2.27	0.08	0.11	1.20
Total from investment operations	0.76	(0.80)	0.61	2.42	0.24	0.19	1.29
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.16)	(0.17)	(0.18)	(0.06)	(0.20)
Net realized gains	0.00	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	0.00	(0.22)	(1.48)	(0.17)	(0.18)	(2.16)	(0.55)
Net asset value, end of period	$10.95	$10.19	$11.21	$12.08	$9.83	$9.77	$11.74
Total return[3]	7.46%	(7.12)%	4.42%	24.64%	2.33%	2.80%	11.79%
Ratios to average net assets (annualized)
Gross expenses	0.77%*	0.77%♦,*	1.74%*	2.63%*	3.57%*	4.11%*	3.93%^
Net expenses	0.60%*	0.60%♦,*	0.66%*	0.68%*	0.67%*	0.63%*	0.54%^
Net investment income	2.32%*	1.56%*	1.24%*	1.30%*	1.62%*	0.99%*	1.02%
Supplemental data
Portfolio turnover rate[4]	28%	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$158,469	$152,084	$2,490	$3,279	$1,858	$454	$472

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
130 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2040 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.21	$11.26	$12.19	$9.81	$9.76	$11.72	$10.98
Net investment income	0.09	0.10 [3]	0.07	0.06	0.11	0.02	0.02
Payment from affiliate	0.00	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.63	(0.93)	0.45	2.28	0.05	0.12	1.17
Total from investment operations	0.72	(0.83)	0.52	2.50	0.16	0.14	1.19
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.13)	(0.12)	(0.11)	0.00	(0.10)
Net realized gains	0.00	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	0.00	(0.22)	(1.45)	(0.12)	(0.11)	(2.10)	(0.45)
Net asset value, end of period	$10.93	$10.21	$11.26	$12.19	$9.81	$9.76	$11.72
Total return[4]	7.05%	(7.40)%	3.64%	25.52%[5]	1.53%	2.30%	10.88%
Ratios to average net assets (annualized)
Gross expenses	1.52%*	1.72%♦,*	1.97%*	3.00%*	4.35%*	4.85%*	4.70%^
Net expenses	1.35%*	1.22%♦,*	1.42%*	1.43%*	1.42%*	1.38%*	1.29%^
Net investment income	1.57%*	1.01%*	0.49%*	0.59%*	1.05%*	0.25%*	0.16%
Supplemental data
Portfolio turnover rate[6]	28%	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$748	$716	$141	$130	$101	$100	$120

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.64% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 131

Financial highlights

Dynamic Target 2040 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.34	$11.34	$12.19	$9.91	$9.83	$11.80	$11.04
Net investment income	0.14	0.19 [3]	0.18	0.18	0.22	0.11	0.14
Net realized and unrealized gains (losses) on investments	0.65	(0.96)	0.48	2.29	0.05	0.11	1.18
Total from investment operations	0.79	(0.77)	0.66	2.47	0.27	0.22	1.32
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.19)	(0.19)	(0.19)	(0.09)	(0.21)
Net realized gains	0.00	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	0.00	(0.23)	(1.51)	(0.19)	(0.19)	(2.19)	(0.56)
Net asset value, end of period	$11.13	$10.34	$11.34	$12.19	$9.91	$9.83	$11.80
Total return[4]	7.64%	(6.76)%	4.79%	24.98%	2.61%	3.06%	12.07%
Ratios to average net assets (annualized)
Gross expenses	0.50%*	0.49%♦,*	1.45%*	2.36%*	3.31%*	3.82%*	3.67%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.34%*	0.25%^
Net investment income	2.63%*	1.87%*	1.55%*	1.65%*	2.10%*	1.29%*	1.21%
Supplemental data
Portfolio turnover rate[5]	28%	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$27,930	$25,030	$133	$127	$103	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
132 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2040 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.35	$11.35	$12.20	$9.92	$9.84	$11.81	$11.04
Net investment income	0.15	0.21 [3]	0.19	0.19	0.23	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.65	(0.97)	0.49	2.30	0.06	0.12	1.19
Total from investment operations	0.80	(0.76)	0.68	2.49	0.29	0.24	1.35
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.21)	(0.21)	(0.21)	(0.11)	(0.23)
Net realized gains	0.00	(0.16)	(1.32)	0.00	0.00	(2.10)	(0.35)
Total distributions to shareholders	0.00	(0.24)	(1.53)	(0.21)	(0.21)	(2.21)	(0.58)
Net asset value, end of period	$11.15	$10.35	$11.35	$12.20	$9.92	$9.84	$11.81
Total return[4]	7.73%	(6.71)%	4.95%	25.12%	2.75%	3.24%	12.31%
Ratios to average net assets (annualized)
Gross expenses	0.35%*	0.56%♦,*	1.31%*	2.20%*	3.15%*	3.67%*	3.52%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.19%*	0.10%^
Net investment income	2.78%*	2.09%*	1.70%*	1.80%*	2.24%*	1.44%*	1.36%
Supplemental data
Portfolio turnover rate[5]	28%	76%	77%	87%	36%	32%	40%
Net assets, end of period (000s omitted)	$33,029	$31,469	$6,656	$6,050	$4,897	$4,707	$5,651

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 133

Financial highlights

Dynamic Target 2040 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.35	$10.23
Net investment income	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.63	0.25
Total from investment operations	0.77	0.34
Distributions to shareholders from
Net investment income	0.00	(0.06)
Net realized gains	0.00	(0.16)
Total distributions to shareholders	0.00	(0.22)
Net asset value, end of period	$11.12	$10.35
Total return[2]	7.44%	3.38%
Ratios to average net assets (annualized)
Gross expenses	0.70%*	0.68%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.43%*	1.67%*
Supplemental data
Portfolio turnover rate[3]	28%	76%
Net assets, end of period (000s omitted)	$34,821	$33,527

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
134 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2045 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.28	$11.24	$12.11	$9.72	$9.73	$11.79	$11.02
Net investment income	0.12	0.15 [3]	0.16	0.15	0.16	0.08	0.12
Net realized and unrealized gains (losses) on investments	0.68	(0.89)	0.51	2.41	0.00 [4]	0.08	1.20
Total from investment operations	0.80	(0.74)	0.67	2.56	0.16	0.16	1.32
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.16)	(0.17)	(0.17)	(0.07)	(0.19)
Net realized gains	0.00	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.22)	(1.54)	(0.17)	(0.17)	(2.22)	(0.55)
Net asset value, end of period	$11.08	$10.28	$11.24	$12.11	$9.72	$9.73	$11.79
Total return[5]	7.78%	(6.53)%	4.86%	26.37%	1.53%	2.62%	12.06%
Ratios to average net assets (annualized)
Gross expenses	1.03%*	1.01%♦,*	1.89%*	2.96%*	3.61%*	4.18%*	4.09%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.61%*	0.54%^
Net investment income	2.29%*	1.49%*	1.28%*	1.26%*	1.72%*	0.97%*	0.90%
Supplemental data
Portfolio turnover rate[6]	28%	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$35,149	$33,539	$779	$794	$414	$329	$327

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 135

Financial highlights

Dynamic Target 2045 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.38	$11.27	$12.19	$9.68	$9.71	$11.75	$10.99
Net investment income	0.10	0.08	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.67	(0.82)	0.52	2.42	(0.01)	0.09	1.20
Total from investment operations	0.77	(0.74)	0.59	2.63	0.09	0.11	1.22
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)
Net realized gains	0.00	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.15)	(1.51)	(0.12)	(0.12)	(2.15)	(0.46)
Net asset value, end of period	$11.15	$10.38	$11.27	$12.19	$9.68	$9.71	$11.75
Total return[3]	7.42%	(6.58)%	4.15%	27.23%[4]	0.78%	2.06%	11.18%
Ratios to average net assets (annualized)
Gross expenses	1.71%*	2.60%♦,*	2.19%*	3.38%*	4.19%*	4.92%*	4.84%^
Net expenses	1.34%*	0.56%♦,*	1.42%*	1.43%*	1.42%*	1.36%*	1.29%^
Net investment income	1.52%*	1.93%*	0.49%*	0.56%*	1.00%*	0.21%*	0.15%
Supplemental data
Portfolio turnover rate[5]	28%	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$42	$33	$157	$145	$109	$102	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.60% impact on the total return.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
136 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2045 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.40	$11.34	$12.20	$9.78	$9.78	$11.83	$11.05
Net investment income	0.15	0.19 [3]	0.18	0.17	0.21	0.11	0.14
Net realized and unrealized gains (losses) on investments	0.68	(0.90)	0.54	2.44	(0.01)	0.08	1.22
Total from investment operations	0.83	(0.71)	0.72	2.61	0.20	0.19	1.36
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.20)	(0.19)	(0.20)	(0.09)	(0.22)
Net realized gains	0.00	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.23)	(1.58)	(0.19)	(0.20)	(2.24)	(0.58)
Net asset value, end of period	$11.23	$10.40	$11.34	$12.20	$9.78	$9.78	$11.83
Total return[4]	7.98%	(6.22)%	5.18%	26.80%	1.83%	2.81%	12.36%
Ratios to average net assets (annualized)
Gross expenses	0.75%*	0.86%♦,*	1.60%*	2.68%*	3.34%*	3.89%*	3.81%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.32%*	0.25%^
Net investment income	2.59%*	1.87%*	1.56%*	1.63%*	2.06%*	1.25%*	1.19%
Supplemental data
Portfolio turnover rate[5]	28%	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$734	$711	$134	$127	$102	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 137

Financial highlights

Dynamic Target 2045 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.43	$11.36	$12.21	$9.79	$9.79	$11.84	$11.06
Net investment income	0.16	0.21 [3]	0.20	0.19	0.22 [3]	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.67	(0.90)	0.54	2.44	(0.01)	0.08	1.21
Total from investment operations	0.83	(0.69)	0.74	2.63	0.21	0.20	1.37
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)
Net realized gains	0.00	(0.15)	(1.38)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.24)	(1.59)	(0.21)	(0.21)	(2.25)	(0.59)
Net asset value, end of period	$11.26	$10.43	$11.36	$12.21	$9.79	$9.79	$11.84
Total return[4]	7.96%	(6.06)%	5.41%	26.94%	1.97%	2.97%	12.51%
Ratios to average net assets (annualized)
Gross expenses	0.60%*	0.84%♦,*	1.46%*	2.54%*	3.18%*	3.75%*	3.66%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.17%*	0.10%^
Net investment income	2.76%*	2.07%*	1.70%*	1.78%*	2.18%*	1.40%*	1.35%
Supplemental data
Portfolio turnover rate[5]	28%	70%	73%	86%	36%	31%	35%
Net assets, end of period (000s omitted)	$17,671	$19,626	$7,364	$6,901	$5,419	$4,695	$5,679

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
138 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2045 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.42	$10.25
Net investment income	0.13	0.08
Net realized and unrealized gains (losses) on investments	0.68	0.32
Total from investment operations	0.81	0.40
Distributions to shareholders from
Net investment income	0.00	(0.08)
Net realized gains	0.00	(0.15)
Total distributions to shareholders	0.00	(0.23)
Net asset value, end of period	$11.23	$10.42
Total return[2]	7.77%	3.90%
Ratios to average net assets (annualized)
Gross expenses	0.95%*	0.91%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.38%*	1.59%*
Supplemental data
Portfolio turnover rate[3]	28%	70%
Net assets, end of period (000s omitted)	$1,440	$1,262

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 139

Financial highlights

Dynamic Target 2050 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.42	$11.38	$12.14	$9.66	$9.73	$11.80	$11.03
Net investment income	0.13	0.14 [3]	0.16	0.13	0.17	0.07	0.11
Net realized and unrealized gains (losses) on investments	0.71	(0.86)	0.57	2.52	(0.06)	0.06	1.22
Total from investment operations	0.84	(0.72)	0.73	2.65	0.11	0.13	1.33
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.16)	(0.17)	(0.18)	(0.05)	(0.20)
Net realized gains	0.00	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.24)	(1.49)	(0.17)	(0.18)	(2.20)	(0.56)
Net asset value, end of period	$11.26	$10.42	$11.38	$12.14	$9.66	$9.73	$11.80
Total return[4]	8.06%	(6.28)%	5.36%	27.59%	1.01%	2.37%	12.16%
Ratios to average net assets (annualized)
Gross expenses	0.92%*	0.91%♦,*	2.19%*	3.27%*	3.67%*	4.34%*	4.26%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.60%*	0.54%^
Net investment income	2.26%*	1.41%*	1.20%*	1.28%*	1.72%*	0.96%*	0.83%
Supplemental data
Portfolio turnover rate[5]	29%	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$36,012	$35,369	$495	$382	$254	$198	$256

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
140 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2050 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.38	$11.37	$12.19	$9.59	$9.68	$11.76	$10.99
Net investment income	0.08	0.10 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.71	(0.85)	0.56	2.51	(0.06)	0.05	1.21
Total from investment operations	0.79	(0.75)	0.63	2.72	0.04	0.07	1.23
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.12)	(0.12)	(0.13)	0.00	(0.10)
Net realized gains	0.00	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.24)	(1.45)	(0.12)	(0.13)	(2.15)	(0.46)
Net asset value, end of period	$11.17	$10.38	$11.37	$12.19	$9.59	$9.68	$11.76
Total return[4]	7.61%	(6.64)%	4.51%	28.40%[5]	0.26%	1.77%	11.33%
Ratios to average net assets (annualized)
Gross expenses	1.66%*	1.98%♦,*	2.46%*	3.67%*	4.42%*	5.09%*	5.02%^
Net expenses	1.35%*	1.17%♦,*	1.42%*	1.43%*	1.42%*	1.35%*	1.29%^
Net investment income	1.51%*	1.01%*	0.46%*	0.54%*	0.99%*	0.21%*	0.15%
Supplemental data
Portfolio turnover rate[6]	29%	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$344	$335	$144	$138	$106	$102	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.62% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 141

Financial highlights

Dynamic Target 2050 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.51	$11.45	$12.20	$9.69	$9.76	$11.83	$11.05
Net investment income	0.14	0.18 [3]	0.20 [3]	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	0.72	(0.87)	0.57	2.53	(0.07)	0.06	1.22
Total from investment operations	0.86	(0.69)	0.77	2.70	0.14	0.16	1.36
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.19)	(0.19)	(0.21)	(0.08)	(0.22)
Net realized gains	0.00	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.25)	(1.52)	(0.19)	(0.21)	(2.23)	(0.58)
Net asset value, end of period	$11.37	$10.51	$11.45	$12.20	$9.69	$9.76	$11.83
Total return[4]	8.18%	(5.98)%	5.64%	27.95%	1.22%	2.67%	12.42%
Ratios to average net assets (annualized)
Gross expenses	0.65%*	0.64%♦,*	1.91%*	3.00%*	3.39%*	4.06%*	3.99%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.30%*	0.25%^
Net investment income	2.56%*	1.73%*	1.52%*	1.61%*	2.05%*	1.25%*	1.19%
Supplemental data
Portfolio turnover rate[5]	29%	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$12,541	$11,261	$134	$127	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
142 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2050 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.53	$11.47	$12.21	$9.70	$9.76	$11.84	$11.06
Net investment income	0.15	0.21 [3]	0.20	0.18	0.22	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.73	(0.89)	0.60	2.54	(0.06)	0.05	1.21
Total from investment operations	0.88	(0.68)	0.80	2.72	0.16	0.17	1.37
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.21)	(0.21)	(0.22)	(0.10)	(0.23)
Net realized gains	0.00	(0.18)	(1.33)	0.00	0.00	(2.15)	(0.36)
Total distributions to shareholders	0.00	(0.26)	(1.54)	(0.21)	(0.22)	(2.25)	(0.59)
Net asset value, end of period	$11.41	$10.53	$11.47	$12.21	$9.70	$9.76	$11.84
Total return[4]	8.36%	(5.92)%	5.86%	28.09%	1.47%	2.75%	12.56%
Ratios to average net assets (annualized)
Gross expenses	0.50%*	0.77%♦,*	1.77%*	2.85%*	3.25%*	3.92%*	3.84%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.15%*	0.10%^
Net investment income	2.70%*	1.98%*	1.67%*	1.75%*	2.19%*	1.40%*	1.35%
Supplemental data
Portfolio turnover rate[5]	29%	70%	68%	85%	36%	31%	35%
Net assets, end of period (000s omitted)	$26,799	$2,483	$6,857	$6,322	$4,884	$4,682	$5,681

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 143

Financial highlights

Dynamic Target 2050 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.52	$10.34
Net investment income	0.14	0.08
Net realized and unrealized gains (losses) on investments	0.72	0.35
Total from investment operations	0.86	0.43
Distributions to shareholders from
Net investment income	0.00	(0.07)
Net realized gains	0.00	(0.18)
Total distributions to shareholders	0.00	(0.25)
Net asset value, end of period	$11.38	$10.52
Total return[2]	8.17%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.85%*	0.81%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.37%*	1.52%*
Supplemental data
Portfolio turnover rate[3]	29%	70%
Net assets, end of period (000s omitted)	$18,228	$18,704

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023[1]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
144 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2055 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.56	$11.37	$12.19	$9.66	$9.73	$11.80	$11.03
Net investment income	0.12	0.12	0.15	0.12	0.15	0.08	0.11
Net realized and unrealized gains (losses) on investments	0.75	(0.82)	0.57	2.58	(0.04)	0.05	1.22
Total from investment operations	0.87	(0.70)	0.72	2.70	0.11	0.13	1.33
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.16)	(0.17)	(0.18)	(0.05)	(0.19)
Net realized gains	0.00	(0.00)[3]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	0.00	(0.11)	(1.54)	(0.17)	(0.18)	(2.20)	(0.56)
Net asset value, end of period	$11.43	$10.56	$11.37	$12.19	$9.66	$9.73	$11.80
Total return[4]	8.24%	(6.05)%	5.23%	28.00%	0.95%	2.37%	12.10%
Ratios to average net assets (annualized)
Gross expenses	1.77%*	1.73%♦,*	2.13%*	3.28%*	3.82%*	4.31%*	4.18%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.68%*	0.67%*	0.61%*	0.54%^
Net investment income	2.22%*	1.42%*	1.20%*	1.23%*	1.68%*	0.95%*	0.89%
Supplemental data
Portfolio turnover rate[5]	29%	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$6,054	$5,618	$495	$422	$239	$161	$170

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 145

Financial highlights

Dynamic Target 2055 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.65	$11.36	$12.24	$9.59	$9.67	$11.75	$10.99
Net investment income	0.09	0.18 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.00	0.15	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.73	(0.89)	0.56	2.56	(0.06)	0.05	1.21
Total from investment operations	0.82	(0.71)	0.63	2.77	0.04	0.07	1.23
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	(0.12)	(0.12)	0.00	(0.10)
Net realized gains	0.00	(0.00)[4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	0.00	0.00	(1.51)	(0.12)	(0.12)	(2.15)	(0.47)
Net asset value, end of period	$11.47	$10.65	$11.36	$12.24	$9.59	$9.67	$11.75
Total return[5]	7.70%	(6.21)%	4.45%	28.94%[6]	0.26%	1.77%	11.25%
Ratios to average net assets (annualized)
Gross expenses	2.47%*	2.89%♦,*	2.42%*	3.67%*	4.40%*	5.04%*	4.93%^
Net expenses	1.34%*	0.72%♦,*	1.42%*	1.43%*	1.42%*	1.36%*	1.29%^
Net investment income	1.47%*	1.73%*	0.45%*	0.53%*	0.99%*	0.18%*	0.15%
Supplemental data
Portfolio turnover rate[7]	29%	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$54	$44	$161	$139	$100	$100	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
146 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2055 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.65	$11.45	$12.25	$9.69	$9.75	$11.83	$11.05
Net investment income	0.14	0.18 [3]	0.18	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	0.75	(0.86)	0.59	2.58	(0.07)	0.05	1.23
Total from investment operations	0.89	(0.68)	0.77	2.75	0.14	0.15	1.37
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.19)	(0.19)	(0.20)	(0.08)	(0.22)
Net realized gains	0.00	(0.00)[4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	0.00	(0.12)	(1.57)	(0.19)	(0.20)	(2.23)	(0.59)
Net asset value, end of period	$11.54	$10.65	$11.45	$12.25	$9.69	$9.75	$11.83
Total return[5]	8.36%	(5.82)%	5.62%	28.45%	1.24%	2.58%	12.44%
Ratios to average net assets (annualized)
Gross expenses	1.49%*	1.50%♦,*	1.85%*	3.01%*	3.55%*	4.02%*	3.90%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.32%*	0.25%^
Net investment income	2.53%*	1.77%*	1.52%*	1.61%*	2.04%*	1.23%*	1.19%
Supplemental data
Portfolio turnover rate[6]	29%	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$681	$625	$135	$128	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 147

Financial highlights

Dynamic Target 2055 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.67	$11.45	$12.25	$9.69	$9.75	$11.84	$11.06
Net investment income	0.16	0.22 [3]	0.19	0.18	0.22 [3]	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.74	(0.87)	0.60	2.59	(0.07)	0.04	1.22
Total from investment operations	0.90	(0.65)	0.79	2.77	0.15	0.16	1.38
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.21)	(0.21)	(0.21)	(0.10)	(0.23)
Net realized gains	0.00	(0.00)[4]	(1.38)	0.00	0.00	(2.15)	(0.37)
Total distributions to shareholders	0.00	(0.13)	(1.59)	(0.21)	(0.21)	(2.25)	(0.60)
Net asset value, end of period	$11.57	$10.67	$11.45	$12.25	$9.69	$9.75	$11.84
Total return[5]	8.43%	(5.59)%	5.75%	28.62%	1.38%	2.70%	12.58%
Ratios to average net assets (annualized)
Gross expenses	1.34%*	1.50%♦,*	1.70%*	2.86%*	3.41%*	3.87%*	3.75%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.17%*	0.10%^
Net investment income	2.69%*	2.08%*	1.67%*	1.75%*	2.18%*	1.38%*	1.34%
Supplemental data
Portfolio turnover rate[6]	29%	59%	68%	85%	36%	31%	34%
Net assets, end of period (000s omitted)	$10,216	$10,206	$7,389	$6,540	$5,031	$4,678	$5,679

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
148 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2055 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.66	$10.34
Net investment income	0.13	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.75	0.36
Total from investment operations	0.88	0.44
Distributions to shareholders from
Net investment income	0.00	(0.12)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	0.00	(0.12)
Net asset value, end of period	$11.54	$10.66
Total return[4]	8.26%	4.34%
Ratios to average net assets (annualized)
Gross expenses	1.70%*	1.58%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.32%*	1.48%*
Supplemental data
Portfolio turnover rate[5]	29%	59%
Net assets, end of period (000s omitted)	$1,178	$1,006

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023[1]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 149

Financial highlights

Dynamic Target 2060 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class A		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.59	$11.36	$12.13	$9.66	$9.74	$11.79	$11.03
Net investment income	0.12 [3]	0.19	0.17	0.12	0.17 [3]	0.08	0.09
Net realized and unrealized gains (losses) on investments	0.73	(0.84)	0.54	2.51	(0.05)	0.06	1.23
Total from investment operations	0.85	(0.65)	0.71	2.63	0.12	0.14	1.32
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.16)	(0.16)	(0.20)	(0.06)	(0.20)
Net realized gains	0.00	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	0.00	(0.12)	(1.48)	(0.16)	(0.20)	(2.19)	(0.56)
Net asset value, end of period	$11.44	$10.59	$11.36	$12.13	$9.66	$9.74	$11.79
Total return[4]	8.03%	(5.70)%	5.24%	27.34%	1.01%	2.40%	12.12%
Ratios to average net assets (annualized)
Gross expenses	2.19%*	2.23%♦,*	2.25%*	3.37%*	3.64%*	4.30%*	4.22%^
Net expenses	0.60%*	0.60%♦,*	0.65%*	0.67%*	0.66%*	0.59%*	0.53%^
Net investment income	2.21%*	1.53%*	1.21%*	1.29%*	1.67%*	0.97%*	1.03%
Supplemental data
Portfolio turnover rate[5]	30%	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$1,559	$1,392	$498	$407	$345	$290	$261

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.12%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
150 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2060 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class C		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.60	$11.39	$12.22	$9.62	$9.72	$11.76	$10.99
Net investment income	0.08 [3]	0.14 [3]	0.07	0.06	0.10	0.02	0.02
Payment from affiliate	0.00	0.00	0.00	0.16	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.73	(0.83)	0.55	2.50	(0.07)	0.07	1.21
Total from investment operations	0.81	(0.69)	0.62	2.72	0.03	0.09	1.23
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.13)	(0.12)	(0.13)	0.00	(0.10)
Net realized gains	0.00	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	0.00	(0.10)	(1.45)	(0.12)	(0.13)	(2.13)	(0.46)
Net asset value, end of period	$11.41	$10.60	$11.39	$12.22	$9.62	$9.72	$11.76
Total return[4]	7.64%	(6.04)%	4.44%	28.36%[5]	0.16%	1.89%	11.28%
Ratios to average net assets (annualized)
Gross expenses	2.87%*	3.04%♦,*	2.50%*	3.75%*	4.22%*	5.04%*	4.99%^
Net expenses	1.35%*	0.94%♦,*	1.43%*	1.43%*	1.42%*	1.35%*	1.29%^
Net investment income	1.48%*	1.33%*	0.46%*	0.55%*	0.99%*	0.20%*	0.15%
Supplemental data
Portfolio turnover rate[6]	30%	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$123	$109	$132	$126	$99	$100	$121

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.15%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not include net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 151

Financial highlights

Dynamic Target 2060 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R4		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.70	$11.47	$12.23	$9.73	$9.79	$11.84	$11.05
Net investment income	0.14 [3]	0.17 [3]	0.18	0.17	0.21	0.10	0.14
Net realized and unrealized gains (losses) on investments	0.74	(0.80)	0.57	2.52	(0.06)	0.06	1.22
Total from investment operations	0.88	(0.63)	0.75	2.69	0.15	0.16	1.36
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.19)	(0.19)	(0.21)	(0.08)	(0.21)
Net realized gains	0.00	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	0.00	(0.14)	(1.51)	(0.19)	(0.21)	(2.21)	(0.57)
Net asset value, end of period	$11.58	$10.70	$11.47	$12.23	$9.73	$9.79	$11.84
Total return[4]	8.22%	(5.45)%	5.51%	27.76%	1.34%	2.60%	12.46%
Ratios to average net assets (annualized)
Gross expenses	1.91%*	1.89%♦,*	1.96%*	3.11%*	3.37%*	4.01%*	3.96%^
Net expenses	0.29%*	0.29%♦,*	0.36%*	0.37%*	0.36%*	0.30%*	0.25%^
Net investment income	2.52%*	1.68%*	1.52%*	1.61%*	2.05%*	1.25%*	1.19%
Supplemental data
Portfolio turnover rate[5]	30%	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$3,286	$2,969	$135	$127	$101	$102	$123

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.09%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
152 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2060 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28					Year ended May 31
Class R6		2023	2022	2021	2020[1]	2019[2]	2018
Net asset value, beginning of period	$10.72	$11.49	$12.24	$9.74	$9.80	$11.85	$11.06
Net investment income	0.15 [3]	0.23	0.20	0.19	0.23	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.74	(0.85)	0.58	2.52	(0.06)	0.06	1.22
Total from investment operations	0.89	(0.62)	0.78	2.71	0.17	0.18	1.38
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.21)	(0.21)	(0.23)	(0.10)	(0.23)
Net realized gains	0.00	(0.01)	(1.32)	0.00	0.00	(2.13)	(0.36)
Total distributions to shareholders	0.00	(0.15)	(1.53)	(0.21)	(0.23)	(2.23)	(0.59)
Net asset value, end of period	$11.61	$10.72	$11.49	$12.24	$9.74	$9.80	$11.85
Total return[4]	8.30%	(5.40)%	5.73%	28.03%	1.48%	2.78%	12.60%
Ratios to average net assets (annualized)
Gross expenses	1.76%*	1.88%♦,*	1.82%*	2.96%*	3.23%*	3.87%*	3.81%^
Net expenses	0.14%*	0.14%♦,*	0.21%*	0.22%*	0.21%*	0.15%*	0.10%^
Net investment income	2.65%*	2.13%*	1.67%*	1.76%*	2.20%*	1.40%*	1.35%
Supplemental data
Portfolio turnover rate[5]	30%	57%	68%	85%	36%	31%	36%
Net assets, end of period (000s omitted)	$7,130	$5,971	$6,413	$5,939	$4,685	$4,706	$5,692

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023	0.13%
Year ended February 28, 2022	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

^
Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by 0.10%.

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 153

Financial highlights

Dynamic Target 2060 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$10.72	$10.41
Net investment income	0.13 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.74	0.37
Total from investment operations	0.87	0.45
Distributions to shareholders from
Net investment income	0.00	(0.13)
Net realized gains	0.00	(0.01)
Total distributions to shareholders	0.00	(0.14)
Net asset value, end of period	$11.59	$10.72
Total return[3]	8.12%	4.31%
Ratios to average net assets (annualized)
Gross expenses	2.11%*	2.07%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.31%*	1.48%*
Supplemental data
Portfolio turnover rate[4]	30%	57%
Net assets, end of period (000s omitted)	$2,537	$2,074

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023[1]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
154 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2065 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Class A		2023[1]
Net asset value, beginning of period	$20.55	$20.00
Net investment income	0.24	0.12
Net realized and unrealized gains (losses) on investments	1.44	0.52
Total from investment operations	1.68	0.64
Distributions to shareholders from
Net investment income	0.00	(0.09)
Net asset value, end of period	$22.23	$20.55
Total return[2]	8.18%	3.19%
Ratios to average net assets (annualized)
Gross expenses	3.37%*	3.73%♦,*
Net expenses	0.60%*	0.60%♦,*
Net investment income	2.20%*	1.29%*
Supplemental data
Portfolio turnover rate	21%	38%
Net assets, end of period (000s omitted)	$112	$103

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 155

Financial highlights

Dynamic Target 2065 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Class C		2023[1]
Net asset value, beginning of period	$20.48	$20.00
Net investment income	0.15	0.05
Net realized and unrealized gains (losses) on investments	1.44	0.52
Total from investment operations	1.59	0.57
Distributions to shareholders from
Net investment income	0.00	(0.09)
Net asset value, end of period	$22.07	$20.48
Total return[2]	7.76%	2.84%
Ratios to average net assets (annualized)
Gross expenses	3.38%*	4.48%♦,*
Net expenses	1.34%*	1.35%♦,*
Net investment income	1.46%*	0.54%*
Supplemental data
Portfolio turnover rate	21%	38%
Net assets, end of period (000s omitted)	$111	$103

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended August 31, 2023 (unaudited)	0.11%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
156 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2065 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Class R4		2023[1]
Net asset value, beginning of period	$20.56	$20.00
Net investment income	0.25	0.14
Net realized and unrealized gains (losses) on investments	1.47	0.52
Total from investment operations	1.72	0.66
Distributions to shareholders from
Net investment income	0.00	(0.10)
Net asset value, end of period	$22.28	$20.56
Total return[2]	8.37%	3.33%
Ratios to average net assets (annualized)
Gross expenses	3.09%*	3.45%♦,*
Net expenses	0.29%*	0.29%♦,*
Net investment income	2.49%*	1.58%*
Supplemental data
Portfolio turnover rate	21%	38%
Net assets, end of period (000s omitted)	$130	$129

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 157

Financial highlights

Dynamic Target 2065 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Class R6		2023[1]
Net asset value, beginning of period	$20.57	$20.00
Net investment income	0.28	0.16
Net realized and unrealized gains (losses) on investments	1.45	0.52
Total from investment operations	1.73	0.68
Distributions to shareholders from
Net investment income	0.00	(0.11)
Net asset value, end of period	$22.30	$20.57
Total return[2]	8.41%	3.43%
Ratios to average net assets (annualized)
Gross expenses	2.95%*	3.32%♦,*
Net expenses	0.14%*	0.14%♦,*
Net investment income	2.64%*	1.75%*
Supplemental data
Portfolio turnover rate	21%	38%
Net assets, end of period (000s omitted)	$5,446	$4,829

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended August 31, 2023 (unaudited)	0.13%
Year ended February 28, 2023[1]	0.13%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from September 13, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
158 | Target Date Retirement Funds

Financial highlights

Dynamic Target 2065 Fund

(For a share outstanding throughout each period)

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
Administrator Class		2023[1]
Net asset value, beginning of period	$20.55	$20.00
Net investment income	0.24	0.13
Net realized and unrealized gains (losses) on investments	1.46	0.51
Total from investment operations	1.70	0.64
Distributions to shareholders from
Net investment income	0.00	(0.09)
Net asset value, end of period	$22.25	$20.55
Total return[2]	8.22%	3.22%
Ratios to average net assets (annualized)
Gross expenses	3.28%*	3.65%♦,*
Net expenses	0.49%*	0.49%♦,*
Net investment income	2.29%*	1.40%*
Supplemental data
Portfolio turnover rate	21%	38%
Net assets, end of period (000s omitted)	$115	$103

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended August 31, 2023 (unaudited)	0.12%
Year ended February 28, 2023[1]	0.12%

♦
Ratio may not align with the activity for the full reporting period due to the acquisition during the year. See Note 7 in the Notes to Financial Statements for additional information on the acquisition.

[1]	For the period from August 26, 2022 (commencement of class operations) to February 28, 2023
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Target Date Retirement Funds | 159

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Dynamic Target Today Fund (“Dynamic Target Today Fund”), Allspring Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Allspring Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Allspring Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Allspring Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Allspring Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Allspring Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Allspring Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Allspring Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Allspring Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), Allspring Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”), and Allspring Dynamic Target 2065 Fund (“Dynamic Target 2065 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in
160 | Target Date Retirement Funds

Notes to financial statements (unaudited)
the Statement of Assets and Liabilities. Should the Fund  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Each Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund’s fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Dynamic Target Today Fund	$44,877,873	$19,858,699	$(742,490)	$19,116,209
Dynamic Target 2015 Fund	19,105,890	7,799,187	(1,325,168)	6,474,019
Dynamic Target 2020 Fund	111,788,743	25,669,783	(2,607,024)	23,062,759
Dynamic Target 2025 Fund	80,630,743	9,012,859	(5,584,791)	3,428,068
Dynamic Target 2030 Fund	200,535,395	27,917,588	(2,568,101)	25,349,487
Dynamic Target 2035 Fund	98,263,860	11,368,046	(1,112,043)	10,256,003
Dynamic Target 2040 Fund	221,167,658	31,365,519	(1,316,757)	30,048,762
Dynamic Target 2045 Fund	49,167,661	5,806,163	(921,241)	4,884,922
Dynamic Target 2050 Fund	80,398,751	13,840,235	(1,361,545)	12,478,690
Dynamic Target 2055 Fund	16,689,751	1,232,575	(181,182)	1,051,393
Dynamic Target 2060 Fund	12,268,782	1,989,784	35,247	2,025,031
Dynamic Target 2065 Fund	4,981,815	709,576	(16,900)	692,676
Target Date Retirement Funds | 161

Notes to financial statements (unaudited)
As of February 28, 2023, the Funds may have had capital loss carryforwards which consist of short-term and long-term capital losses. Additionally, as of February 28, 2023, the Funds had current year deferred post-October capital losses which will be recognized on the first day of the following fiscal year:
	CAPITAL LOSS CARRYFORWARD		Post-October capital losses deferred
	Short-term	Long-term
Dynamic Target Today Fund	$(1,726,024)	$(185,334)	$(934,963)
Dynamic Target 2015 Fund	(249,908)	0	(364,600)
Dynamic Target 2020 Fund	(1,500,201)	0	(1,790,064)
Dynamic Target 2025 Fund	(101,914)	0	(1,032,320)
Dynamic Target 2030 Fund	(772,708)	0	(2,832,944)
Dynamic Target 2035 Fund	0	0	(1,388,963)
Dynamic Target 2040 Fund	0	0	(3,127,652)
Dynamic Target 2045 Fund	0	0	(642,798)
Dynamic Target 2050 Fund	0	0	(920,976)
Dynamic Target 2055 Fund	(937)	0	(204,819)
Dynamic Target 2060 Fund	(218,797)	0	(180,369)
Dynamic Target 2065 Fund	(67,042)	(95,083)	(71,122)
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2023:
Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$63,793,219
Futures contracts	$395,230	$0	$0	395,230
Total assets	$395,230	$0	$0	$64,188,449
Liabilities
Futures contracts	$194,367	$0	$0	$194,367
Total liabilities	$194,367	$0	$0	$194,367

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $63,793,219. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

162 | Target Date Retirement Funds

Notes to financial statements (unaudited)

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$25,499,962
Futures contracts	$159,461	$0	$0	159,461
Total assets	$159,461	$0	$0	$25,659,423
Liabilities
Futures contracts	$79,514	$0	$0	$79,514
Total liabilities	$79,514	$0	$0	$79,514

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $25,499,962. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$134,409,408
Futures contracts	$855,605	$0	$0	855,605
Total assets	$855,605	$0	$0	$135,265,013
Liabilities
Futures contracts	$413,511	$0	$0	$413,511
Total liabilities	$413,511	$0	$0	$413,511

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $134,409,408. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$83,789,755
Futures contracts	$533,615	$0	$0	533,615
Total assets	$533,615	$0	$0	$84,323,370
Liabilities
Futures contracts	$264,559	$0	$0	$264,559
Total liabilities	$264,559	$0	$0	$264,559

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $83,789,755. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds | 163

Notes to financial statements (unaudited)

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$225,179,323
Futures contracts	$1,380,671	$0	$0	1,380,671
Total assets	$1,380,671	$0	$0	$226,559,994
Liabilities
Futures contracts	$675,112	$0	$0	$675,112
Total liabilities	$675,112	$0	$0	$675,112

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $225,179,323. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$108,174,937
Futures contracts	$674,413	$0	$0	674,413
Total assets	$674,413	$0	$0	$108,849,350
Liabilities
Futures contracts	$329,487	$0	$0	$329,487
Total liabilities	$329,487	$0	$0	$329,487

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $108,174,937. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$250,475,344
Futures contracts	$1,524,413	$0	$0	1,524,413
Total assets	$1,524,413	$0	$0	$251,999,757
Liabilities
Futures contracts	$741,763	$0	$0	$741,763
Total liabilities	$741,763	$0	$0	$741,763

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $250,475,344. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

164 | Target Date Retirement Funds

Notes to financial statements (unaudited)

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$53,898,282
Futures contracts	$328,172	$0	$0	328,172
Total assets	$328,172	$0	$0	$54,226,454
Liabilities
Futures contracts	$164,164	$0	$0	$164,164
Total liabilities	$164,164	$0	$0	$164,164

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $53,898,282. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$92,612,345
Futures contracts	$557,482	$0	$0	557,482
Total assets	$557,482	$0	$0	$93,169,827
Liabilities
Futures contracts	$274,298	$0	$0	$274,298
Total liabilities	$274,298	$0	$0	$274,298

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $92,612,345. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$17,688,450
Futures contracts	$106,873	$0	$0	106,873
Total assets	$106,873	$0	$0	$17,795,323
Liabilities
Futures contracts	$50,622	$0	$0	$50,622
Total liabilities	$50,622	$0	$0	$50,622

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $17,688,450. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds | 165

Notes to financial statements (unaudited)

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$14,255,860
Futures contracts	$78,250	$0	$0	78,250
Total assets	$78,250	$0	$0	$14,334,110
Liabilities
Futures contracts	$37,433	$0	$0	$37,433
Total liabilities	$37,433	$0	$0	$37,433

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $14,255,860. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2065 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments measured at net asset value*				$5,655,558
Futures contracts	$33,659	$0	$0	33,659
Total assets	$33,659	$0	$0	$5,689,217
Liabilities
Futures contracts	$14,726	$0	$0	$14,726
Total liabilities	$14,726	$0	$0	$14,726

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,655,558. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the  Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended August 31, 2023, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fee and expenses
Allspring Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JPMorgan EMBI Global Diversified Index, before fees and expenses
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Allspring Strategic Retirement Bond Portfolio
Seeks to replicate the total return of a blended index that is weighted
50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond
Index and 50% to the Bloomberg U.S. Government Intermediate Bond
Index, before fees and expenses

Allspring U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses
166 | Target Date Retirement Funds

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.070
For the six months ended August 31, 2023, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through June 30, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of August 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.59%
Class C	1.34
Class R4	0.29
Class R6	0.14
Administrator Class	0.49
Prior to June 30, 2023, each Fund’s expenses were capped at 0.60% for Class A shares and 1.35% for Class C shares.
Target Date Retirement Funds | 167

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2023, Allspring Funds Distributor received front-end sales charges from the following Funds:
Front end sales-charges
Class A
Dynamic Target Today Fund	$25
Dynamic Target 2020 Fund	84
Dynamic Target 2025 Fund	3
Dynamic Target 2030 Fund	160
Dynamic Target 2035 Fund	65
Dynamic Target 2040 Fund	248
Dynamic Target 2045 Fund	4
Dynamic Target 2050 Fund	143
Dynamic Target 2055 Fund	1,173
Dynamic Target 2060 Fund	217
Dynamic Target 2065 Fund	1
Allspring Funds Distributor did not receive any contingent deferred sales charges from Class A or Class C shares for the six months ended
August 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of each Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2023 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$2,396,855	$11,178,736	$2,614,325	$12,876,546
Dynamic Target 2015 Fund	916,729	4,737,963	999,928	5,504,160
Dynamic Target 2020 Fund	4,101,635	26,417,003	4,473,753	30,929,237
Dynamic Target 2025 Fund	2,100,326	18,026,370	2,266,038	21,286,386
Dynamic Target 2030 Fund	4,061,225	52,473,827	4,295,832	62,489,052
Dynamic Target 2035 Fund	1,472,906	26,999,997	1,527,945	32,387,819
Dynamic Target 2040 Fund	2,622,242	64,257,725	2,720,229	77,328,584
Dynamic Target 2045 Fund	404,006	14,357,897	419,103	17,320,413
Dynamic Target 2050 Fund	400,261	25,278,993	415,218	30,593,541
Dynamic Target 2055 Fund	53,821	4,833,140	55,832	5,848,858
Dynamic Target 2060 Fund	40,914	3,795,800	42,443	4,595,216
Dynamic Target 2065 Fund	18,402	767,561	19,090	958,207
168 | Target Date Retirement Funds

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2023, the following Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund’s futures contracts during the six months ended August 31, 2023 was as follows:
	Average notional balance
	Long futures	Short futures
Dynamic Target Today Fund	$13,268,054	$13,811,065
Dynamic Target 2015 Fund	5,385,418	5,785,206
Dynamic Target 2020 Fund	28,368,881	29,898,422
Dynamic Target 2025 Fund	18,022,733	19,059,160
Dynamic Target 2030 Fund	46,056,939	49,071,756
Dynamic Target 2035 Fund	22,569,710	23,754,789
Dynamic Target 2040 Fund	50,459,208	53,448,173
Dynamic Target 2045 Fund	11,108,714	11,759,104
Dynamic Target 2050 Fund	18,642,162	19,644,073
Dynamic Target 2055 Fund	3,487,862	3,701,383
Dynamic Target 2060 Fund	2,528,938	2,802,989
Dynamic Target 2065 Fund	1,056,186	1,152,662
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target Today Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$62,894 *	$289,152 *	$43,184 *	$395,230
Liability derivatives
Futures contracts	$56,554 *	$2,628 *	$135,185 *	$194,367

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$171,110	$101,118	$(276,033)	$(3,805)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$8,466	$369,162	$61,585	$439,213
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2015 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$26,011 *	$115,784 *	$17,666 *	$159,461
Liability derivatives
Futures contracts	$23,228 *	$1,144 *	$55,142 *	$79,514

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

Target Date Retirement Funds | 169

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$71,986	$38,417	$(116,491)	$(6,088)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$3,721	$146,895	$30,689	$181,305
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2020 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$135,314 *	$629,015 *	$91,276 *	$855,605
Liability derivatives
Futures contracts	$121,805 *	$5,912 *	$285,794 *	$413,511

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$365,049	$226,241	$(585,384)	$5,906
Net change in unrealized gains (losses) on derivatives
Futures contracts	$18,073	$785,356	$134,227	$937,656
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2025 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$84,258 *	$391,451 *	$57,906 *	$533,615
Liability derivatives
Futures contracts	$75,631 *	$3,942 *	$184,986 *	$264,559

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$237,865	$129,984	$(387,736)	$(19,887)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$11,690	$488,947	$94,673	$595,310
170 | Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2030 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$219,715 *	$1,009,811 *	$151,145 *	$1,380,671
Liability derivatives
Futures contracts	$198,614 *	$9,854 *	$466,644 *	$675,112

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$610,652	$337,899	$(963,575)	$(15,024)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$28,728	$1,267,623	$233,274	$1,529,625
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2035 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$106,732 *	$495,053 *	$72,628 *	$674,413
Liability derivatives
Futures contracts	$94,539 *	$4,599 *	$230,349 *	$329,487

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$288,208	$180,669	$(473,148)	$(4,271)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$15,944	$628,630	$108,900	$753,474
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2040 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$242,189 *	$1,113,413 *	$168,811 *	$1,524,413
Liability derivatives
Futures contracts	$218,587 *	$11,168 *	$512,008 *	$741,763

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

Target Date Retirement Funds | 171

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$648,389	$391,784	$(1,033,316)	$6,857
Net change in unrealized gains (losses) on derivatives
Futures contracts	$31,605	$1,386,482	$230,594	$1,648,681
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2045 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$52,140 *	$239,718 *	$36,314 *	$328,172
Liability derivatives
Futures contracts	$46,512 *	$2,628 *	$115,024 *	$164,164

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$140,510	$73,532	$(234,625)	$(20,583)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$7,441	$303,734	$51,580	$362,755
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2050 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$90,131 *	$405,519 *	$61,832 *	$557,482
Liability derivatives
Futures contracts	$79,726 *	$3,943 *	$190,629 *	$274,298

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$233,908	$127,190	$(385,358)	$(24,260)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$126,365	$404,577	$85,190	$616,132
172 | Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2055 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$16,483 *	$78,612 *	$11,778 *	$106,873
Liability derivatives
Futures contracts	$14,531 *	$808 *	$35,283 *	$50,622

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$42,461	$28,649	$(70,841)	$269
Net change in unrealized gains (losses) on derivatives
Futures contracts	$2,515	$98,436	$15,322	$116,273
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Dynamic Target 2060 Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$12,947 *	$56,470 *	$8,833 *	$78,250
Liability derivatives
Futures contracts	$11,558 *	$673 *	$25,202 *	$37,433

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$30,728	$19,110	$(50,436)	$(598)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$1,764	$70,862	$12,969	$85,595
The fair value of derivative instruments as of August 31, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$4,763 *	$24,970 *	$3,926 *	$33,659
Liability derivatives
Futures contracts	$4,376 *	$269 *	$10,081 *	$14,726

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of August 31, 2023 is reported separately on the Statements of Assets and Liabilities.

Target Date Retirement Funds | 173

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$14,980	$9,697	$(20,991)	$3,686
Net change in unrealized gains (losses) on derivatives
Futures contracts	$575	$30,268	$7,653	$38,496
7.
ACQUISITIONS
After the close of business on August 26, 2022, each Fund (“Acquiring Fund”) acquired the net assets of a target fund (“Target Fund”). The purpose of each transaction was to combine two funds with similar investment objectives and strategies.
Acquiring Fund	Target Fund
Dynamic Target Today Fund	Allspring Target Today Fund
Dynamic Target Today Fund	Allspring Target 2010 Fund
Dynamic Target 2015 Fund	Allspring Target 2015 Fund
Dynamic Target 2020 Fund	Allspring Target 2020 Fund
Dynamic Target 2025 Fund	Allspring Target 2025 Fund
Dynamic Target 2030 Fund	Allspring Target 2030 Fund
Dynamic Target 2035 Fund	Allspring Target 2035 Fund
Dynamic Target 2040 Fund	Allspring Target 2040 Fund
Dynamic Target 2045 Fund	Allspring Target 2045 Fund
Dynamic Target 2050 Fund	Allspring Target 2050 Fund
Dynamic Target 2055 Fund	Allspring Target 2055 Fund
Dynamic Target 2060 Fund	Allspring Target 2060 Fund
Shareholders holding Class A, Class C, Class R4, Class R6 and Administrator Class shares of each Target Fund received Class A, Class C, Class R4, Class R6 and Administrator Class shares, respectively, of the Acquiring Fund in each reorganization. Each acquisition was accomplished by a tax-free exchange of all of the shares of each Target Fund for shares of each Acquiring Fund. For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align with ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The fair value of each portfolio, identified cost of each portfolio, unrealized gains (losses) acquired, value of net assets acquired, Acquiring Fund net assets before and after the acquisition, exchange ratio and number of shares issued were as follows:
Target Fund	Fair value of portfolio	Identified cost of portfolio	Unrealized gains (losses)	Target Fund value of net assets acquired	Acquiring Fund value of net asset before acquisition	Acquiring Fund aggregate net assets after acquisition
Allspring Target Today Fund	$33,694,082	$30,768,951	$2,925,131	$33,773,406	$7,824,714	$41,598,120
Allspring Target 2010 Fund	33,770,331	18,297,524	15,472,807	33,862,822	7,824,714	41,687,536
Allspring Target 2015 Fund	28,210,881	21,112,305	7,098,576	28,240,999	7,156,005	35,397,004
Allspring Target 2020 Fund	144,271,320	123,512,285	20,759,035	144,285,159	9,914,335	154,199,494
Allspring Target 2025 Fund	85,038,602	79,869,851	5,168,751	84,854,256	19,021,918	103,876,174
Allspring Target 2030 Fund	223,512,331	208,848,542	14,663,789	223,532,739	22,870,527	246,403,266
Allspring Target 2035 Fund	99,182,371	95,273,481	3,908,890	99,182,688	20,704,800	119,887,488
Allspring Target 2040 Fund	238,292,144	225,132,727	13,159,417	238,339,551	14,326,482	252,666,033
Allspring Target 2045 Fund	47,446,058	45,888,573	1,557,485	47,253,508	13,889,937	61,143,445
Allspring Target 2050 Fund	84,622,030	78,307,628	6,314,402	84,700,855	12,052,075	96,752,930
Allspring Target 2055 Fund	12,713,592	13,064,744	(351,152)	12,757,738	9,785,155	22,542,893
Allspring Target 2060 Fund	9,789,037	10,744,484	(955,447)	9,874,591	7,629,817	17,504,408
174 | Target Date Retirement Funds

Notes to financial statements (unaudited)

TARGET FUND	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target Today Fund	Class A	0.80	2,725,307 [1]
	Class C	0.83	17,217
	Class R4	0.82	63,589
	Class R6	0.82	110,427
	Administrator Class	0.82	538,927

[1]	Amount includes 2,264 shares issued for Class R at an exchange ratio of 0.80.

Allspring Target 2010 Fund	Class A	0.93	2,689,132 [1]
	Class C	0.95	2,438
	Class R4	0.95	75,074
	Class R6	0.94	255,505
	Administrator Class	0.94	442,234

[1]	Amount includes 2,272 shares issued for Class R at an exchange ratio of 0.94.

Allspring Target 2015 Fund	Class A	0.61	2,427,530 [1]
	Class R4	0.61	1,510
	Class R6	0.61	135,654
	Administrator Class	0.63	323,878

[1]	Amount includes 1,948 shares issued for Class R at an exchange ratio of 0.63.

Allspring Target 2020 Fund	Class A	1.04	10,283,358 [1]
	Class C	1.02	117,463
	Class R4	1.07	883,722
	Class R6	1.06	904,968
	Administrator Class	1.06	2,440,526

[1]	Amount includes 9,444 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2025 Fund	Class A	0.45	6,281,718 [1]
	Class R4	0.45	70,044
	Class R6	0.44	1,323,169
	Administrator Class	0.45	515,462

[1]	Amount includes 5,720 shares issued for Class R at an exchange ratio of 0.44.

Allspring Target 2030 Fund	Class A	1.02	12,565,972 [1]
	Class C	0.97	73,129
	Class R4	1.04	1,770,935
	Class R6	1.04	2,573,850
	Administrator Class	1.04	4,507,069

[1]	Amount includes 3,960 shares issued for Class R at an exchange ratio of 1.03.

Allspring Target 2035 Fund	Class A	0.63	7,901,606 [1]
	Class R4	0.63	146,363
	Class R6	0.62	1,136,407
	Administrator Class	0.63	425,139

[1]	Amount includes 51,217 shares issued for Class R at an exchange ratio of 0.63.
Target Date Retirement Funds | 175

Notes to financial statements (unaudited)

TARGET FUND	Class	Exchange ratio	Number of shares issued by Acquiring Fund
Allspring Target 2040 Fund	Class A	1.25	15,071,298 [1]
	Class C	1.08	74,765
	Class R4	1.30	2,236,744
	Class R6	1.29	2,646,873
	Administrator Class	1.29	3,479,040

[1]	Amount includes 7,871 shares issued for Class R at an exchange ratio of 1.26.

Allspring Target 2045 Fund	Class A	0.68	3,201,742 [1]
	Class R4	0.68	75,045
	Class R6	0.67	1,248,234
	Administrator Class	0.68	124,675

[1]	Amount includes 2,512 shares issued for Class R at an exchange ratio of 0.70.

Allspring Target 2050 Fund	Class A	0.58	3,418,379 [1]
	Class C	0.58	47,585
	Class R4	0.59	1,044,217
	Class R6	0.58	1,896,508
	Administrator Class	0.58	1,818,108

[1]	Amount includes 2,992 shares issued for Class R at an exchange ratio of 0.59.

Allspring Target 2055 Fund	Class A	1.03	502,902 [1]
	Class R4	1.03	62,927
	Class R6	1.02	579,734
	Administrator Class	1.03	92,289

[1]	Amount includes 3,170 shares issued for Class R at an exchange ratio of 1.01.

Allspring Target 2060 Fund	Class A	1.08	91,064 [1]
	Class C	1.09	13,730
	Class R4	1.10	242,449
	Class R6	1.09	399,462
	Administrator Class	1.07	203,693

[1]	Amount includes 2,713 shares issued for Class R at an exchange ratio of 1.07.
Assuming each acquisition had been completed March 1, 2022, the beginning of the annual reporting period for each Acquiring Fund, the pro forma results of operations for the year ended February 28, 2023 would have been as follows:
	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Dynamic Target Today Fund	$1,737,951	$(22,067,780)	$(20,329,829)
Dynamic Target 2015 Fund	762,082	(9,096,681)	(8,334,599)
Dynamic Target 2020 Fund	3,771,804	(25,984,713)	(22,212,910)
Dynamic Target 2025 Fund	2,405,824	(8,349,021)	(5,943,197)
Dynamic Target 2030 Fund	5,718,089	(12,585,969)	(6,867,880)
Dynamic Target 2035 Fund	2,496,016	(2,565,852)	(69,836)
Dynamic Target 2040 Fund	5,694,621	(683,742)	5,010,879
Dynamic Target 2045 Fund	1,233,321	(85,783)	1,147,538
Dynamic Target 2050 Fund	2,400,853	20,389	2,421,242
176 | Target Date Retirement Funds

Notes to financial statements (unaudited)
	Net investment income	Net realized and unrealized gains (losses) on investments	Net increase (decrease) in net assets resulting from operations
Dynamic Target 2055 Fund	$442,815	$484,907	$927,722
Dynamic Target 2060 Fund	465,412	542,423	1,007,835
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by each Fund under the agreement.
9.
INDEMNIFICATION
Under each Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
Target Date Retirement Funds | 177

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

178 | Target Date Retirement Funds

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Target Date Retirement Funds | 179

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

180 | Target Date Retirement Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Target Date Retirement Funds | 181

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Allspring Dynamic Target Today Fund, Allspring Dynamic Target 2015 Fund, Allspring Dynamic Target 2020 Fund, Allspring Dynamic Target 2025 Fund, Allspring Dynamic Target 2030 Fund, Allspring Dynamic Target 2035 Fund, Allspring Dynamic Target 2040 Fund, Allspring Dynamic Target 2045 Fund, Allspring Dynamic Target 2050 Fund, Allspring Dynamic Target 2055 Fund, Allspring Dynamic Target 2060 Fund, and Allspring Dynamic Target 2065 Fund
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that each of the Funds commenced operations in 2015, except for the Allspring Dynamic Target 2065 Fund, which commenced operations in 2022.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements for each of the Funds other than the Allspring Dynamic Target 2065 Fund, which commenced operations in 2022, at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Funds by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

182 | Target Date Retirement Funds

Other information (unaudited)
experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Funds by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Funds’ liquidity risk management program, and the Funds’ derivatives risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.
The Board noted that the investment performance of each Fund (Class R6) relative to its respective Universe was as follows: (i) the investment performance of the Allspring Dynamic Target Today Fund was higher than the average investment performance of its Universe for all periods under review except the one-year period, which was lower than the average investment performance of the Universe; (ii) the investment performance of the Allspring Dynamic Target 2015 Fund was higher than or in range of the average investment performance of its Universe for all periods under review except the one-year period, which was lower than the average investment performance of the Universe; (iii) the investment performance of the Allspring Dynamic Target 2020 Fund was higher than or in range of the average investment performance of its Universe for all periods under review except the one-year period, which was lower than the average investment performance of the Universe; (iv) the investment performance of the Allspring Dynamic Target 2025 Fund was higher than the average investment performance of its Universe for all periods under review except the one-year period, which was lower than the average investment performance of the Universe; (v) the investment performance of the Allspring Dynamic Target 2030 Fund was higher than or in range of the average investment performance of its Universe for all periods under review; (vi) the investment performance of the Allspring Dynamic Target 2035 Fund was higher than the average investment performance of its Universe for all periods under review; (vii) the investment performance of the Allspring Dynamic Target 2040 Fund was higher than the average investment performance of its Universe for all periods under review; (viii) the investment performance of the Allspring Dynamic Target 2045 Fund was higher than the average investment performance of its Universe for all periods under review; (ix) the investment performance of the Allspring Dynamic Target 2050 Fund was higher than the average investment performance of its Universe for all periods under review; (x) the investment performance of the Allspring Dynamic Target 2055 Fund was higher than the average investment performance of its Universe for all periods under review; and (xi) the investment performance of the Allspring Dynamic Target 2060 Fund was higher than the average investment performance of its Universe for all periods under review. The Board noted that the Allspring Dynamic Target 2065 Fund had recently commenced operations and had no performance history to review.
The Board noted that the investment performance of each Fund (Class R6) relative to its respective benchmark index was as follows: (i) the investment performance of the Allspring Dynamic Target Today Fund was higher than its benchmark index, the S&P Target Date Retirement Income Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (ii) the investment performance of the Allspring Dynamic Target 2015 Fund was lower than its benchmark index, the S&P Target Date 2015 Index, for all periods under review except the five-year period, which was higher than the investment performance of the benchmark index; (iii) the investment performance of the Allspring Dynamic Target 2020 Fund was higher than or in range of its benchmark index, the S&P Target Date 2020 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (iv) the investment performance of the Allspring Dynamic Target 2025 Fund was higher than or in range of its benchmark index, the S&P Target Date 2025 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (v) the investment performance of the Allspring Dynamic Target 2030 Fund was higher than its benchmark index, the S&P Target Date 2030 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (vi) the investment performance of the Allspring Dynamic Target 2035 Fund was higher than its benchmark index, the S&P Target Date 2035 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (vii) the investment performance of the Allspring Dynamic Target 2040 Fund was higher than or in range of its benchmark index, the S&P Target Date 2040 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (viii) the investment performance of the Allspring Dynamic Target 2045 Fund was higher than or in range of its

Target Date Retirement Funds | 183

Other information (unaudited)
benchmark index, the S&P Target Date 2045 Index, for all periods under review except the one-year period, which was lower than the investment performance of the benchmark index; (ix) the investment performance of the Allspring Dynamic Target 2050 Fund was higher than or in range of its benchmark index, the S&P Target Date 2050 Index, for all periods under review; (x) the investment performance of the Allspring Dynamic Target 2055 Fund was higher than or in range of its benchmark index, the S&P Target Date 2055 Index, for all periods under review; and (xi) the investment performance of the Allspring Dynamic Target 2060 Fund higher than or in range of its benchmark index, the S&P Target Date 2060+ Index, for all periods under review. The Board noted that the Allspring Dynamic Target 2065 Fund had recently commenced operations and had no performance history to review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Allspring Dynamic Target Today Fund, the Allspring Dynamic Target 2015 Fund, and the Allspring Dynamic Target 2020 Fund for the periods identified above. The Board took note of the explanations for the underperformance relative to the Universe and benchmark index for the periods identified above, including with respect to investment decisions and market factors that affected the Funds’ investment performance.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios for each Fund in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
Based on the Broadridge reports, the Board noted that the net operating expense ratios of each of the Funds were lower than the median net operating expense ratio of each Fund’s respective expense Group for each share class. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for Class A shares.
The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by each Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes except for the Administrative Class shares of the Allspring Dynamic Target 2030 Fund, which were higher than the sum of the average rates.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used

184 | Target Date Retirement Funds

Other information (unaudited)
when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of each Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Target Date Retirement Funds | 185

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

186 | Target Date Retirement Funds

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Appendix (unaudited)
On August 31, 2023, the Dynamic Target Blended Indexes were composed of the following indexes:
	Dynamic Target Today Fund Blended Index	Dynamic Target 2015 Fund Blended Index	Dynamic Target 2020 Fund Blended Index	Dynamic Target 2025 Fund Blended Index	Dynamic Target 2030 Fund Blended Index
Bloomberg U.S. Aggregate ex-Corporate Index	29.57%	27.35%	23.66%	20.09%	16.08%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	2.52%	2.33%	2.02%	1.70%	1.35%
Bloomberg U.S. Corporate Investment Grade Index	15.39%	14.23%	12.31%	10.45%	8.37%
Bloomberg U.S. Government Intermediate Bond Index	5.00%	4.63%	4.00%	2.53%	0.92%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.00%	4.63%	4.00%	2.53%	0.92%
Dow Jones U.S. Select REIT Index	3.33%	3.71%	4.33%	3.76%	2.03%
JP Morgan EMBI Global Diversified Index	2.52%	2.33%	2.02%	1.70%	1.35%
MSCI Emerging Markets Index (Net) (USD)	2.96%	3.29%	3.85%	4.71%	5.84%
MSCI World ex USA Index (Net) (USD)	9.88%	10.99%	12.84%	15.70%	19.44%
Russell 1000® Index	19.07%	21.22%	24.80%	29.45%	34.94%
Russell 2000® Index	4.76%	5.29%	6.19%	7.38%	8.75%
Average annual total returns (%) as of August 31, 2023
	1 year	5 year	10 year
Bloomberg U.S. Aggregate ex-Corporate Index*,[1]	-1.86%	0.13%	–
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	7.19%	3.31%	4.47%
Bloomberg U.S. Corporate Investment Grade Index[3]	0.90%	1.41%	2.58%
Bloomberg U.S. Government Intermediate Bond Index[4]	-0.13%	0.77%	0.98%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index[5]	-2.01%	2.70%	2.02%
Dow Jones U.S. Select REIT Index[6]	-3.17%	2.48%	6.38%
JP Morgan EMBI Global Diversified Index[7]	5.77%	0.47%	3.01%
MSCI Emerging Markets Index (Net) (USD)[8]	1.25%	0.98%	2.99%
MSCI World ex USA Index (Net) (USD)[9]	16.45%	4.31%	4.91%
Russell 1000® Index[10]	15.40%	10.77%	12.55%
Russell 2000® Index[11]	4.65%	3.14%	7.96%
188 | Target Date Retirement Funds

Appendix (unaudited)

Dynamic Target 2035 Fund Blended Index	Dynamic Target 2040 Fund Blended Index	Dynamic Target 2045 Fund Blended Index	Dynamic Target 2050 Fund Blended Index	Dynamic Target 2055 Fund Blended Index	Dynamic Target 2060 Fund Blended Index	Dynamic Target 2065 Fund Blended Index
12.82%	10.06%	7.10%	4.14%	2.96%	2.96%	2.96%
1.08%	0.85%	0.60%	0.35%	0.25%	0.25%	0.25%
6.67%	5.24%	3.70%	2.16%	1.54%	1.54%	1.54%
0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.47%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.08%	0.85%	0.60%	0.35%	0.25%	0.25%	0.25%
6.70%	7.38%	7.97%	8.52%	8.74%	8.74%	8.74%
22.48%	24.69%	26.62%	28.50%	29.26%	29.26%	29.26%
38.68%	40.75%	42.73%	44.78%	45.60%	45.60%	45.60%
9.67%	10.19%	10.68%	11.20%	11.40%	11.40%	11.40%

*	The inception date of the index is December 2015.
[1]
The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities
(agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
You cannot invest directly in an index.

[2]
The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. You cannot invest directly into an index.

[3]
The Bloomberg U.S. Corporate Investment Grade Index is a broad based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market.
Bloomberg U.S. Credit - Financial Institutions Index. You cannot invest directly into an index.

[4]
The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[5]
The Bloomberg U.S. Treasury Inflation Notes:  1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly into an index.

[6]
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones
U.S. Select Real Estate Securities Index (RESI). You cannot invest directly in an index.

[7]
The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[8]
The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[9]
The MSCI World ex USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.

[10]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Target Date Retirement Funds | 189

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-09012023-pd8lmoqq 10-23
SAR3369 08-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 26, 2023